Registration Nos. 333-87468

811-21084

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

Post-Effective Amendment No. 28 to

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT Q

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 19, 2018.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-87468
May 1, 2018

THE GUARDIAN INVESTOR

INCOME ACCESS

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account Q (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the Annuitant or the owner dies before Annuity Payments begin.

The minimum initial premium payment is $2,000. Your premiums may be invested in up to 20 Variable Investment Options or 19 Variable Investment Options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the mutual funds listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)
–	Invesco V.I. Value Opportunities Fund
–	Invesco V.I. Government Securities Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Global Thematic Growth Portfolio
–	AB VPS Growth and Income Portfolio
–	AB VPS Large Cap Growth Portfolio
–	AB VPS Real Estate Investment Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Balanced Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Rising Dividends VIP Fund
–	Franklin Small Cap Value VIP Fund
–	Templeton Growth VIP Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Guardian Variable Products Trust
–	Guardian Core Plus Fixed Income VIP Fund
–	Guardian Diversified Research VIP Fund
–	Guardian Growth & Income VIP Fund
–	Guardian Large Cap Disciplined Growth VIP Fund
–	Guardian Large Cap Fundamental Growth VIP Fund
–	Guardian Mid Cap Relative Value VIP Fund
•	MFS® Variable Insurance Trust (Service Class)
–	MFS® New Discovery Series
–	MFS® Total Return Series
•	MFS Variable Insurance Trust II (Service Class)
–	MFS Strategic Income Portfolio
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Victory Variable Insurance Funds
–	Victory High Yield VIP Series
–	Victory INCORE Investment Quality Bond VIP Series
–	Victory INCORE Low Duration Bond VIP Series
–	Victory RS International VIP Series
–	Victory RS Large Cap Alpha VIP Series
–	Victory RS Small Cap Growth Equity VIP Series
–	Victory S&P 500 Index VIP Series
–	Victory SOPHUS Emerging Markets VIP Series

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted on page 90 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2018, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your net premium payments and Accumulation Value to as many as 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the net premium payments allocated to the Variable Investment Options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 37 investment divisions, corresponding to 37 Variable Investment Options, each of which invests in a mutual fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable Accumulation Units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the Annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a guaranteed period

•	Joint and survivor annuity

•	Payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Death benefits

If you, or another person named as the Annuitant, should die before Annuity Payments begin, then we pay a death benefit to the Beneficiary. You also have the option of purchasing one of three enhanced death benefit riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase other riders to provide additional benefits. DecadeSM, the living

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the Annuitant’s death if your contract earnings exceed your adjusted premium payments. The guaranteed minimum income benefit rider establishes a guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. The guaranteed lifetime withdrawal benefit rider provides a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please note that if you choose the living benefit rider or the guaranteed lifetime withdrawal benefit riders you must invest your premium payments and contract value in accordance with the allocation models described in those riders. In addition, if you choose the guaranteed lifetime withdrawal benefit rider, withdrawals in excess of the guaranteed withdrawal amount provided for under this rider can have adverse consequences. Please refer to Other contract features for more information.

Surrenders and partial withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. Once Annuity Payments begin, surrenders and partial withdrawals are only available with the Payments to age 100 or the Payments for a period certain annuity payout options. Please see The Accumulation Period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.41% to 2.43% in

2017, but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.55% annually of the net asset value of your Variable Investment Options during each of the first seven contract years; 1.00% thereafter.

•	Administrative expenses

0.20% annually of the net asset value of your Variable Investment Options.

•	Contract fee

An annual fee of $35, if the Accumulation Value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a Contract Owner:

•	Contingent deferred sales charges

A charge of up to 4% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first three contract years.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20%, 0.25% or 0.30% of the net asset value of your Variable Investment Options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your Variable Investment Options.

•	Guaranteed minimum income benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

2	PROSPECTUS	SUMMARY

•	Guaranteed lifetime withdrawal benefit rider expense

If you choose this rider, you will pay an annual charge ranging from 0.65% to 2.10% of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each Contract Anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. The maximum expense range for these riders is 1.00% to 4.00%, depending on the option chosen.

•	Annuity taxes

A tax on premiums or Annuity Payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it, depending on the state where you live. (If this contract is a replacement for another contract, you may have 30 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying Variable Investment Options. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge:	4% of total premiums paid declining annually[1]
Number of contract years completed	Contingent deferred sales charge percentage
0	4%
1	4%
2	3%
3	2%
4	0%
Transfer Fee:	Maximum: $25 Current: $0
*	If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first three contract years. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the Accumulation Value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first three contract years, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = SevenYear Enhanced Death Benefit CAEDB = ContractAnniversary Enhanced Death Benefit (for contracts issued on or after December 26, 2006 – available in New York state only)	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit EB = Earnings Benefit

	Contracts with no rider benefits	Contracts with LB or EB	Contracts with LB and EB	Contracts with 7 yr EDB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB, LB and EB	Contracts with CAEDB	Contracts with CAEDB and LB or EB	Contracts with CAEDB, LB and EB	Contracts with GMDB	Contracts with GMDB and LB or EB	Contracts with GMDB, LB and EB
Mortality & Expense Risk Charge
• years 0-7	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
• years 8 and beyond	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
• Charges for Additional Optional Riders
– 7 year Enhanced Death Benefit (7yrEDB)	0.00%	0.00%	0.00%	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
– Contract Anniversary Enhanced Death Benefit (CAEDB)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.25%	0.25%	0.25%	0.00%	0.00%	0.00%
– Guaranteed Minimum Death Benefit (GMDB)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.30%	0.30%	0.30%
– Living Benefit (LB) – Earnings Benefit (EB)}	0.00%	0.25%	0.50%	0.00%	0.25%	0.50%	0.00%	0.25%	0.50%	0.00%	0.25%	0.50%
Subtotal Other Separate Account Fees	0.20%	0.45%	0.70%	0.40%	0.65%	0.90%	0.45%	0.70%	0.95%	0.50%	0.75%	1.00%
Total Separate Account Level Annual Expenses
• years 0-7	1.75%	2.00%	2.25%	1.95%	2.20%	2.45%	2.00%	2.25%	2.50%	2.05%	2.30%	2.55%
• years 8 and beyond	1.20%	1.45%	1.70%	1.40%	1.65%	1.90%	1.45%	1.70%	1.95%	1.50%	1.75%	2.00%

FEES FOR OPTIONAL RIDERS DEDUCTED FROM ACCUMULATION VALUE

Annual Guaranteed Minimum Income Benefit Rider Fee (as a percentage of the guaranteed income base†):	0.50%
†	Please see the Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of “guaranteed income base.”

EXPENSE TABLES	PROSPECTUS	5

Annual Rider Fees for Guaranteed Lifetime Withdrawal Benefit (GLWB) Options (as a percentage of the adjusted guaranteed withdrawal balance):

	Single	Single w/ Death Benefit	Spousal	Spousal w/ Death Benefit
Guardian Target 300 (not available in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	1.20%	1.70%	1.60%	2.10%
Guardian Target 200 (not available in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	0.95%	1.45%	1.25%	1.75%
Guardian Target Future (available only in New York) maximum**	2.50%	3.00%	N/A	N/A

current**	0.75%	1.25%	N/A	N/A
Guardian Target Now (available in all states except for spousal option which is not available in New York) maximum**	1.00%	1.50%	2.00%	2.50%

current**	0.65%	1.15%	0.85%	1.35%
**	The current charge for this rider ranges from 0.65% to 2.10%, depending on the rider chosen. We reserve the right to increase the charge to a maximum ranging from 1.00% to 4.00%, depending on the rider chosen, if the guaranteed withdrawal balance is stepped up to equal the Accumulation Value of the contract. The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the Guaranteed Minimum Withdrawal Benefit Riders section of this prospectus for more information.

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)***	0.41%	2.43%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

***	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ending December 31, 2017. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

6	PROSPECTUS	EXPENSE TABLES

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract. All costs are as of the last day of the applicable time period, except for the rider charge and contract fee, which are as of the following Contract Anniversary. The Contract Owner transaction expenses, an annual contract fee of $35, and separate account annual expenses which include a daily administrative charge at an annual rate of 0.20% and a daily mortality and expense risk charge at an annual rate of 1.55% (years 0-7) and 1.00% (years 8 and beyond) of the net asset value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year.

Example 1 shows a contract with a spousal version of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the optional death benefit (which are the most expensive optional features available under the contract). The costs shown are the maximum (4.00%) and current (2.10%) GLWB rider fees, and the maximum average weighted Fund expense (0.90%) for the aggressive model and the minimum average weighted Fund expense (0.82%) for the conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Contract with the spousal version of the Guardian Target 300 GLWB Rider with the optional death benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,141	$2,587	$3,913	$8,388
Conservative Model:	$1,133	$2,565	$3,877	$8,330
Current Rider Charge
Growth Model:	$938	$1,954	$2,823	$6,008
Conservative Model:	$930	$1,931	$2,785	$5,941
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$741	$2,287	$3,913	$8,388
Conservative Model:	$733	$2,265	$3,877	$8,330
Current Rider Charge
Growth Model:	$538	$1,654	$2,823	$6,008
Conservative Model:	$530	$1,631	$2,785	$5,941

Example 2 shows a basic contract without any riders (which is the least expensive way to purchase the contract) and maximum (2.43%) and minimum (0.41%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic contract without any riders and maximum and minimum underlying mutual fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$874	$1,725	$2,381	$4,791
Minimum:	$662	$1,102	$1,365	$2,880
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$474	$1,425	$2,381	$4,791
Minimum:	$262	$802	$1,365	$2,880

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction). Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $17.3 billion as of December 31, 2017. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2017, Guardian Life had total admitted assets (Statutory basis) in excess of $55.6 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the Annuitant is over 85 years of age. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. Without

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000. Also, some restrictions on premium payments apply if you purchase the GLWB riders. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider for further information.

Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of a Valuation Date in Good Order.

If we receive your payment after the close of a Valuation Date, that payment will be valued as of the close of the next Valuation Date. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use net premium payments to purchase Accumulation Units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds also includes the daily portion of Separate Account applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of Accumulation Units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account Q, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 37 investment divisions, corresponding to the 37 Funds available to you. The performance of each division is based on the Fund in which it invests.

Accumulation

units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

Variable

investment options

You may choose to invest in a maximum of 20 of the Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option (if available) at any time.

The Separate Account was established by GIAC on March 14, 2002. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the Contract Owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any Variable Investment Option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 37 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option (if available) at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. However, if you elect the Guaranteed Lifetime Withdrawal Benefit Rider, you must invest all of your premium payments and the contract Accumulation Value in one of the specified asset allocation models. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

12	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60 – 80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60 – 90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50 – 70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Real Estate Investment Portfolio (Class B)	Long-term growth of capital and income.	Invests in equity securities of real estate investment trusts (REITs) and other companies in the industry, such as real estate operating companies (REOCs). May invest in mortgage-backed securities, short-term investment grade debt securities and other fixed-income securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Balanced Portfolio (Service Class 2)	The fund seeks income and capital growth consistent with reasonable risk.

Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

Investing in domestic and foreign issuers.

With respect to the fund’s equity investments, allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

With respect to the fund’s equity investments, investing in either “growth” stocks or “value” stocks or both.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. One Spartan Way Merrimack, NH 03054 and FMR Co., Inc. 245 Summer Street Boston, MA 02210 and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Equity-Income Portfolio (Service Class 2)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Normally investing at least 80% of assets in equity securities.

Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Potentially using covered call options as tools in managing the fund’s assets.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	The fund seeks as high a level of current income as is consistent with the preservation of capital.

Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index.

Allocating assets across different market sectors and maturities.

Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Investing in lower-quality debt securities. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.

Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital.

Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

Potentially investing in companies with smaller or larger market capitalizations.

Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Franklin Rising Dividends VIP Fund (Class 2 Shares)	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Franklin Small Cap Value VIP Fund (Class 2 Shares)	Seeks long-term total return.	Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC (Advisory Service) 101 John F. Kennedy Parkway Short Hills, NJ 07078

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities; mortgage-backed and other asset-backed securities; inflation-linked investments; and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative is based, or for cash management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

			Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302
Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Putnam Investment Management, LLC 1 Post Office Square Boston, MA 02109
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization).	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund may invest in foreign securities, either directly or through depositary receipts. The Fund may also invest in securities of emerging market issuers.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wellington Management Company LLP 280 Congress Street Boston, MA 02210

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Value Opportunities Fund (Series II)	Long-term growth of capital.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, preferred stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
MFS® New Discovery Series (Service Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size. MFS may invest the fund’s assets in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Strategic Income Portfolio (Service Class)	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Normally invests primarily in a broad range of debt instruments issued by U.S. and foreign corporate, government, and other entities, including below investment grade quality debt instruments and debt instruments of issuers located in emerging market countries. Focuses on investing in corporate bonds, mortgage-backed and other asset-backed securities, U.S. Government securities, and debt instruments of issuers located in emerging market countries. MFS may invest the fund’s assets in other mutual funds advised by MFS that invest in particular investment types rather than investing directly in such investments. The fund may also invest its assets in equity securities. May invest up to 100% of its assets in below investment grade quality debt instruments. MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Total Return Series (Service Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows. Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations. MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Templeton Growth VIP (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization – which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory Sophus Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same Funds as the publicly available Funds. As a result, the investment returns of the Funds may be higher or lower than these similar Funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include MFS Investment Management, Victory Capital Management Inc., Invesco Advisors, Inc., Fidelity Management & Research Company, Gabelli Funds, LLC, Davis Selected Advisers, LP, Alliance Capital Management LP, Value Line, Inc., and Templeton Global Advisers Limited. This compensation ranges from 0.10% to 0.35% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include Funds from Invesco Aim, AllianceBernstein, Fidelity, Franklin Templeton, MFS and Value Line. Currently, the amount of 12b-1 fees range from 0.25% to 0.40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and, in our role as an intermediary, for the Funds. We may profit from these payments.

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SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the Victory High Yield VIP Series because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You

When you buy a contract, please note:

•	You can choose up to 20 investment options or 19 Variable Investment Options and the fixed-rate option at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the Variable Investment Options.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change Beneficiaries as long as the Annuitant is living.

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Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

can allocate all of your net premium payments to this option, subject to the conditions stated below, or you may choose it as one of your investment selections. The value of your Net Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next Contract Anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary date.

If your state’s insurance department permits and the application for your annuity contract was received by us between February 19, 2003 and April 30, 2003, your contract may have what’s known as a bailout rate. If the renewal rate set on any Contract Anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in Good Order for such a withdrawal at our Customer Service Office within 60 days after the Contract Anniversary.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

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TRANSFERS

You can transfer money among Variable Investment Options or change your future percentage allocations to options both before and after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any Variable Investment Option only once each contract year, during the 30 days beginning on the Contract Anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. If the application for your annuity contract was received by us between February 19, 2003 and April 30, 2003, the maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option on the applicable Contract Anniversary date, or

–	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•

Subject to the restrictions in the immediately preceding bullet, if the application for your annuity contract was received by us prior to February 19, 2003 and after April 30, 2003 and for all contracts issued in Massachusetts, the maximum yearly transfer from the fixed-rate option is the greater of the following:

–	25% of the amount in the fixed-rate option on the applicable Contract Anniversary date, or

–	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•	Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received proper transfer instructions from you.

•

If you have selected any GMWB rider, your transfers are limited to moving 100% of the contract Accumulation Value from one allocation model to another allocation model. See Guaranteed Minimum Withdrawal Benefit (GMWB) Riders.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values.

Transfers

You generally can transfer money among Variable Investment Options both before and after the date Annuity Payments are scheduled to begin.

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After the date Annuity Payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing.

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Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other

You should be aware that, upon request by a Fund or its agent, we are required to provide them with information about you and your trading activities in and out of the Fund(s). In addition, a Fund may require us to restrict or prohibit your purchases and exchanges of Fund shares if the Fund identifies you as having violated the frequent trading policies of that Fund.

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Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the Accumulation Period and while the Annuitant and all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date Annuity Payments begin. See Variable Annuity Payout Options.

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Your request for surrenders and partial withdrawals must be received in Good Order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses: Contingent Deferred Sales Charge. To effect your request, we will cash variable Accumulation Units from the variable investment divisions on a pro rata basis, unless you instruct us differently.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

•	On the date of withdrawal, the excess of the Accumulation Value over the total of the net premium payments that you have made (and not withdrawn), in the first three contract years; or

•	10% of the total premium payments made during the first three contract years, minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

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Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the Contract Owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw premium payments made during the first three contract years, which are subject to a deferred sales charge. Premium payments made in the fourth contract year and later will not be subject to a deferred sales charge upon withdrawal. Also, in spousal continuation situations, we withdraw all premium payments made prior to spousal continuation, which are not subject to a deferred sales charge, before we withdraw any premium payments made after spousal continuation.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash Accumulation Units in the following order:

•	all variable Accumulation Units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed Accumulation Units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in Good Order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

Involuntary Surrenders When Contract Value is Less than $2,000

If you have less than $2,000 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

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Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Fidelity VIP Government Money Market Portfolio investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed- rate option endorsement. The money can go into one or more of the other Variable Investment

Options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Fidelity VIP Government Money Market Portfolio or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good Order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total Accumulation Value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we offer programs that provide special rates of interest if you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each Monthly Contract Anniversary until the program’s conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio

Reports

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of Accumulation Units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or writing our Customer Service Office.

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Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected Variable Investment Option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in good order at our Customer Service Office. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose can’t be later than the Annuitant’s 90th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the Annuitant,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the Variable Investment Options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable Annuity Payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your Annuity Payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, or another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

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Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

•	We may change the schedule of payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable Annuity Payments of 0%, 3 1/2% or 5%, if allowed by applicable law or regulation, before we start making payments to you. (In New York and Florida, a 5% assumed investment return is not allowed.) If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable Annuity Payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in Annuity Payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future Annuity Payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable Annuity Payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable Annuity Payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable Annuity Payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have Annuity Payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

On the Annuity Commencement Date, you may elect to restrict certain rights any Beneficiary may have under the contract in the event that the Contract Owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

ANNUITY PERIOD	PROSPECTUS	33

•	name or change any contingent or concurrent Beneficiaries; or

•	Change the annuity payout option in effect at the time of the death of the Contract Owner and/or Annuitant.

We must receive written notice in Good Order prior to the Annuity Commencement Date that you elect to apply the above restrictions. Once elected, only the Contract Owner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated.

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable Annuity Payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the Annuitant’s death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of variable Annuity Payments will be paid in one lump sum to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime. There are two versions available. One version provides that if both the Annuitant and joint Annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as

34	PROSPECTUS	ANNUITY PERIOD

selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the current dollar amount of the remaining payments to the beneficiary’s estate. The second version provides that after the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the Annuitant’s age when Annuity Payments begin. If the Annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period. (In Oregon, this option is not available during the first four contract years.)

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

ANNUITY PERIOD	PROSPECTUS	35

If you make a surrender or partial withdrawal during the annuity period under Option V-4 and if we waived the deferred sales charge when the contract proceeds were applied to the Option V-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

(a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

(d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

36	PROSPECTUS	ANNUITY PERIOD

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments To Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant’s death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of Annuity Payments will be paid to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime. There are two versions available. One version provides that if both the Annuitant and joint Annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate. The second version provides that after the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s age when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%. (In Oregon, this option is not available during the first four contract years.)

ANNUITY PERIOD	PROSPECTUS	37

If the Annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

38	PROSPECTUS	ANNUITY PERIOD

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

ANNUITY PERIOD	PROSPECTUS	39

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

40	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

Death benefits

If you or the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the Annuitant.

DEATH BENEFITS

If the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits upon the death of the Annuitant.

If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 and the Annuitant was age 79 or younger on the contract’s issue date, the benefit is the greater of:

•	the Accumulation Value of the contract at the end of the Valuation Period during which we receive proof of death, minus any annuity taxes; or

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004 and if the Annuitant was age 79 or younger on the contract’s issue date, the benefit is the greater of:

•	the Accumulation Value of the contract at the end of the Valuation Period during which we receive proof of death and all required documents in Good Order, minus any annuity taxes; or

•	the total of all premiums paid, minus an adjusted amount for each partial withdrawal.

The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the Accumulation Value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit immediately prior to the withdrawal.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

For annuitants aged 80 or older on the contract’s issue date, the death benefit will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death, minus any annuity taxes.

If you and the Annuitant are not the same person, and you (or any owner) die before the date that Annuity Payments begin, the death benefit will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death, minus any annuity taxes.

If the Annuitant is not the Contract Owner and dies on or before the date that Annuity Payments begin, we will pay the death benefit to the beneficiary. If the beneficiary has also died, we will pay the benefit to the contingent beneficiary. If no contingent Beneficiary has been named, then we will pay the benefit to you, the Contract Owner. However, if you are no longer living, we will pay the benefit to your estate.

OTHER CONTRACT FEATURES	PROSPECTUS	41

Primary Annuitant

Please note that the primary Annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

If you are both the Annuitant and the owner of the contract, and you die before the date Annuity Payments begin, we will pay the death benefit to your Beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your Beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•

You, the Contract Owner, have not chosen a payout option and the Beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the Accumulation Value of the contract as of the end of the Valuation Period during which we received proof of death in Good Order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the Accumulation Value of the contract. Such amount will be credited to the Fidelity VIP Money Market Portfolio investment option.

If you are a Contract Owner but not the Annuitant, and you die before the date Annuity Payments begin, then any joint Contract Owner will become the new owner of the contract. If you haven’t named a joint Contract Owner, then your Beneficiary will become the new owner of the contract. In the event of any Contract Owner’s death, we must distribute all of the

Owner’s interest in the contract according to the Special requirements outlined below.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a Contract Owner dies, the following rules apply.

If the Beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest:

•	is payable to, or for the benefit of, any new Contract Owner, and

•	will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

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Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint Contract Owner) is your spouse, he or she can continue the contract, assuming the role of Contract Owner. See Spousal continuation below.

If an owner of the contract is not an individual, then the primary Annuitant will be treated as the owner of the contract. In this situation, any change in the Annuitant will be treated as the death of the Contract Owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named Beneficiary on the date of your death; or

•	your contract has two joint Owners; and

–	one but not both joint Owners dies before Annuity Payments begin;
–	the two joint Owners were married to each other on the date of the deceased owner’s death; and
–	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

If the sole beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the beneficiary elects this option, the beneficiary may become the owner and Annuitant of the contract and must designate a new beneficiary. This will give the beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle.

OTHER CONTRACT FEATURES	PROSPECTUS	43

Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at out Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the Owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit the Fidelity VIP Money Market Portfolio Variable Investment Option with an amount equal to the difference between the death benefit proceeds and the Accumulation Value. If applicable, the surviving spouse will replace the deceased owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value at the end of the Valuation Period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75 on your contract’s issue date. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Three enhanced death benefit riders are offered:

•

The 7 Year Enhanced Death Benefit Rider provides a death benefit equal to the adjusted Accumulation Value for the reset date immediately prior to the Annuitant’s death. The reset date is every seventh Contract Anniversary date (e.g., 7th, 14th, 21st, etc.). This enhanced death benefit is available in all states and is the least expensive of the three, with a daily charge based on an annual rate of 0.20% of the net assets of your Variable Investment Options.

•

The Contract Anniversary Enhanced Death Benefit Rider pays a death benefit which equals the highest adjusted Accumulation Value on any Contract Anniversary value before the death of the Annuitant and before the Annuitant’s 85th birthday. This rider is only available in

44	PROSPECTUS	OTHER CONTRACT FEATURES

New York state, with a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

•

The Guaranteed Minimum Death Benefit Rider pays a death benefit that is equal to the greater of the 3% simple interest death benefit, as described below, or the Contract Anniversary death benefit, as described below. This rider has the highest per annum rider fee of the three enhanced death benefits and is available in all states except New York, with a daily charge based on an annual rate of 0.30% of the net assets of your Variable Investment Options.

These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the riders under your contract. If you select the GLWB rider, you cannot select any of these enhanced death benefit riders.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows depending on when your contract was issued:

•

If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004, the enhanced death benefit is the Accumulation Value of the contract at the end of the reset date immediately preceding the Annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, the enhanced death benefit under this rider equals the adjusted Accumulation Value for the reset date immediately preceding the Annuitant’s date of death. The adjusted Accumulation Value is the Accumulation Value of the basic contract on the applicable reset date:

–	plus any Net Premiums paid after the reset date
–	minus an adjusted amount for each partial withdrawal made after the reset date.

The adjusted amount for each partial withdrawal is determined by:

(i)	dividing the amount for each partial withdrawal, including any applicable deferred sales charges and any annuity taxes, by the Accumulation Value immediately prior to that withdrawal; and

(ii)	multiplying the result of (i) by the enhanced death benefit immediately prior to the withdrawal.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

OTHER CONTRACT FEATURES	PROSPECTUS	45

The first reset date is on the seventh Contract Anniversary date. After this, each reset date will be each seventh Contract Anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows depending on when your contract was issued:

•

If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004, the enhanced death benefit is the highest Accumulation Value of the contract on any Contract Anniversary before the annuitant’s 85th birthday:

–	plus any premiums paid after that Contract Anniversary
–	minus any partial withdrawals after that Contract Anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, the enhanced death benefit under this rider equals the highest adjusted Accumulation Value on any Contract Anniversary before the death of the Annuitant and before the annuitant’s 85th birthday and on or after December 26, 2006, this rider will only be available in New York state. The adjusted Accumulation Value is the Accumulation Value of the Basic Contract on any Contract Anniversary:

–	plus any net premium payments received after that Contract Anniversary
–	minus an adjusted amount for each partial withdrawal made after that Contract Anniversary

The adjusted amount for each partial withdrawal is determined by:

(i)	dividing the amount of each partial withdrawal, including any deferred sales charges and annuity taxes, by the Accumulation Value immediately prior to that withdrawal; and

(ii)	multiplying the result of (i) by the Contract Anniversary enhanced death benefit immediately prior to the withdrawal.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses: Contingent deferred sales charge.

Guaranteed Minimum Death Benefit Rider

The enhanced death benefit under this rider is the greater of:

•	the 3% simple interest death benefit, as described below; or

•	the Contract Anniversary death benefit, as described below.

46	PROSPECTUS	OTHER CONTRACT FEATURES

The 3% simple interest death benefit is:

•	the total of all premiums paid less partial withdrawals (as described below)

•	minus any adjustments (as described below)

•	multiplied by 3% simple interest from the date of each of these transactions, up to a maximum of 200% of all premium payments minus any partial withdrawals and adjustments.

A partial withdrawal is the amount of the partial withdrawal, including any applicable deferred sales charges and annuity taxes.

An adjustment is calculated by:

•	subtracting the Accumulation Value of the contract immediately before a partial withdrawal is taken from the 3% simple interest death benefit immediately before the partial withdrawal is taken

•	multiplying that amount by the partial withdrawal

•	dividing that sum by the Accumulation Value of the contract immediately before the partial withdrawal is taken.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

If the adjustment, as calculated above, is less than zero, the adjustment will be set to zero.

The 3% simple interest death benefit is reduced for each partial withdrawal by deducting the partial withdrawal amount and any adjustment from the 3% simple interest death benefit amount immediately prior to the withdrawal.

Please note that the accumulation of the 3% simple interest ends on the earlier of the date of the Annuitant’s death or the Contract Anniversary immediately prior to the Annuitant’s 80th birthday. For the period from the Contract Anniversary immediately prior to the Annuitant’s 80th birthday until the Annuitant’s 85th birthday, the 3% simple interest death benefit is only increased for subsequent premium payments and decreased for partial withdrawals and any adjustments. After the annuitant’s 85th birthday, the 3% simple interest death benefit is zero and the death benefit payable will be the death benefit under the contract.

The Contract Anniversary death benefit under this rider is:

•	the highest Accumulation Value on any Contract Anniversary that is prior to the death of the Annuitant and prior to the annuitant’s 80th birthday

•	plus any premiums paid since the date of that Contract Anniversary

•	minus any partial withdrawals (as described above) since the date of that Contract Anniversary

•	minus an adjustment (as described below) for each partial withdrawal since the date of that Contract Anniversary.

An adjustment is calculated by:

•

subtracting the Accumulation Value of the contract immediately before a partial withdrawal is taken from the Contract Anniversary death benefit under this rider immediately before the partial withdrawal is taken

•	multiplying that amount by the partial withdrawal

•	dividing that sum by the Accumulation Value of the contract immediately before a partial withdrawal is taken.

OTHER CONTRACT FEATURES	PROSPECTUS	47

This means that the dollar amount of the death benefit can be greater than the dollar amount of the withdrawal.

If the adjustment, as calculated above, is less than zero, the adjustment will be set to zero.

We will terminate any of the enhanced death benefit riders on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the Annuitant’s 85th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

To help you understand the different features of the three enhanced death benefit riders, please see the chart below:

	Seven Year Enhanced Death Benefit Rider (available in all states)	Contract Anniversary Enhanced Death Benefit Rider (available in New York state only)	Guaranteed Minimum Death Benefit Rider (available in all states except New York)
Issue Age	Annuitant’s age 74 or younger.	Annuitant’s age 74 or younger.	Annuitant’s age 74 or younger.
Termination Age	The date of the annuitant’s 85th birthday.	The date of the annuitant’s 85th birthday.	The date of the Annuitant’s 85th birthday.
Death Benefit	Equals the adjusted Accumulation Value for the seven year Contract Anniversary immediately preceding the annuitant’s date of death.	Equals the highest adjusted Accumulation Value on any Contract Anniversary before the death of the Annuitant and before the annuitant’s 85th birthday.

Equals the greater of:

1)  The Contract Anniversary death benefit, which is:

    The highest Accumulation Value on any Contract Anniversary that is prior to the death of the Annuitant and prior to the annuitant’s 80th birthday, minus any partial withdrawals and adjustments (as described in this prospectus):

or

2)  The 3% simple interest death benefit, which is:

•  the total of all premiums paid less partial withdrawals

•  minus any adjustments (as described in this prospectus)

•  multiplied by 3% simple interest from the date of each of these transactions, up to a maximum of 200% of all premium payments minus any partial withdrawals and adjustments (as described in this prospectus).

Rider Fee	A daily charge at an annual rate of 0.20% of the net assets of your Variable Investment Options.	A daily charge at an annual rate of 0.25% of the net assets of your Variable Investment Options.	A daily charge at an annual rate of 0.30% of the net assets of your Variable Investment Options.

48	PROSPECTUS	OTHER CONTRACT FEATURES

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

•

You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

•

Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

If any change is made to the owner or Annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current Contract Owners.

If the Annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant’s death (the Accumulation Value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the Annuitant is between the age of 70 and 79 when we issue the contract, the earnings benefit will be 25% of earnings upon the annuitant’s death (the Accumulation Value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the Annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the Annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

OTHER CONTRACT FEATURES	PROSPECTUS	49

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the Accumulation Value of the contract on the date of death. This amount will be credited to the Fidelity VIP Government Money Market Portfolio Variable Investment Option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the date Annuity Payments begin, the earnings benefit proceeds must be distributed to the Beneficiaries named by your spouse or allocated to the contract if the Beneficiaries continue the contract. However, the Beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•

The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the Accumulation Value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

–	Adding any Net Premiums contributed to the contract after your death
–	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the Accumulation Value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the Beneficiaries will receive 40% of the lesser of these two amounts.

If your spouse is between ages 70 and 79 upon your death, the Beneficiaries will receive 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will reduce the premium amount by an amount calculated as follows: we multiply the premium payment amount (or, if

50	PROSPECTUS	OTHER CONTRACT FEATURES

the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount (including any deferred sales charges and annuity taxes)
the Accumulation Value of your contract immediately prior to withdrawal

The result is the new adjusted premium amount.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the Annuitant’s 90th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you

•	the date of the annuitant’s death unless you are the Annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider

•	the date the owner, joint owner or Annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit. If you select the GLWB rider, you cannot select this rider.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the Annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

This rider provides for a living benefit on the tenth Contract Anniversary if the Accumulation Value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your Accumulation Value on the tenth Contract Anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•

We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

OTHER CONTRACT FEATURES	PROSPECTUS	51

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	Fidelity VIP Government Money Market Portfolio, Victory INCORE Low Duration Bond VIP Series or The Fixed-Rate Option.

40% –	Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, Guardian Core Plus Fixed Income VIP Fund or The Fixed-Rate Option.

40% –	Victory RS Large Cap Alpha VIP Series, Victory S&P 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, AB VPS Real Estate Investment Portfolio, AB VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Guardian Large Cap Disciplined Growth VIP Fund, Fidelity VIP Equity-Income Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Portfolio or MFS Total Return Series.

10% –	Victory RS Small Cap Growth Equity VIP Series, Victory SOPHUS Emerging Markets VIP Series, Guardian Large Cap Fundamental Growth VIP Fund, Invesco V.I. Value Opportunities Fund, Guardian Mid Cap Relative Value VIP Fund, AB VPS Large Cap Growth Portfolio, AB VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Fidelity VIP Mid Cap Portfolio, Guardian Diversified Research VIP Fund, MFS New Discovery Series, or Templeton Growth VIP Fund.

•

On each quarterly anniversary, your Accumulation Value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth Contract Anniversary, the living benefit amount will be credited to the Fidelity VIP Government Money Market Portfolio Variable Investment Option.

52	PROSPECTUS	OTHER CONTRACT FEATURES

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the Accumulation Value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the Annuitant dies

•	the tenth Contract Anniversary

•	the date the contract terminates

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the Annuitant is still living.

This rider is only available if it is approved in your state. If you select the GLWB rider, you cannot select this rider. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the Annuitant and the Contingent Annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the Annuitant may not be changed except as follows. If an Annuitant who is not you dies prior to the Annuity Commencement Date, and if a Contingent Annuitant had been named by you on the date that the contract and this rider were issued, then the Contingent Annuitant will become the Annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar year that the rider was issued. The rider fee is 0.50% of the guaranteed income base at the time the fee is deducted. We will deduct this fee from

OTHER CONTRACT FEATURES	PROSPECTUS	53

each Variable Investment Option and the fixed-rate option in proportion to the amount of Accumulation Value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our Customer Service Office, all necessary information in Good Order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the Annuitant. If you are age 60 or over at the time you purchase a qualified contract, you may have to take withdrawals before the end of the ten-year waiting period in order to satisfy minimum distribution rules. Withdrawals will reduce the guaranteed income base. Consult a tax advisor before purchasing a GMIB rider under these circumstances.

The GMIB rider will be issued only on the date that the Basic Contract is issued. The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. On the issue date, the guaranteed income base is equal to the Accumulation Value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or (2):

(1)	The Accumulation Value on the issue date, plus any subsequent net premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

(i)	the 85th birthday of the Annuitant; or

(ii)	the first date the net premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative net premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2)	The largest Accumulation Value, on the issue date or on any rider anniversary prior to the 81st birthday of the Annuitant, plus any net premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the Accumulation Value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the Accumulation Value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the Accumulation Value as of that date. Please note that the guaranteed income base is not contract Accumulation Value and cannot be withdrawn in a lump sum.

54	PROSPECTUS	OTHER CONTRACT FEATURES

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

(a)	is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

(b)	is the Accumulation Value immediately prior to the withdrawal; and

(c)	is the guaranteed income base immediately prior to the withdrawal.

On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed Annuity Payments from the following annuity payout options:

•	Life Income – An election may be made for a fixed income payout for the life of the Annuitant.

•

Life Income with a 10 year Period Certain – An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the Annuitant prior to the end of the period certain, the remaining period certain payments will be continued to the Beneficiary. If the life expectancy of the Annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the Annuitant.

•

Joint and 100% Survivor – An election may be made for a fixed income option if both the Annuitant and the joint Annuitant are under age 85. Payments will be made as long as either the Annuitant or joint Annuitant is living.

If you exercise a rider payment option, the payout received will be the greater of:

(i)	the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii)	the income calculated by multiplying each $1,000 of Accumulation Value by our current settlement option rates of the Basic Contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the Basic Contract. Annuity factors translate your guaranteed income base or your Accumulation Value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or Accumulation Value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the Basic Contract.

OTHER CONTRACT FEATURES	PROSPECTUS	55

Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the Accumulation Value using the annuity factors of the basic contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the basic contract.

The rider terminates on the earliest of the following:

•	the date the basic contract terminates; or

•	the date you elect to apply the Accumulation Value of the contract to annuitize the contract using the annuity payout options in the basic contract; or

•	the 31st day following the date of the Annuitant’s 85th birthday; or

•	the date the Contingent Annuitant becomes the Annuitant, if the Contingent Annuitant is age 85 or older; or

•	the date spousal continuation is elected, if you were the Annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state. If you select the GLWB rider, you cannot select this rider.

The following information will help you decide if the optional GMIB rider or the optional GLWB rider is right for you:

•

The GMIB rider provides for an annuity benefit and the GLWB rider provides for a withdrawal benefit. Once an annuity benefit under GMIB commences, you no longer have the right to withdraw any additional Accumulation Value, in excess of the annuity payment, from your contract. Once you commence receiving withdrawals under the GLWB rider, you can access any additional Accumulation Value in your contract, even if this additional withdrawal would exceed the withdrawals allowable under the GLWB rider. Any additional withdrawals, however, would decrease your contract’s Accumulation Value and the amount available for withdrawal under the GLWB rider.

•

The payments made under the GMIB rider are treated as Annuity Payments and are taxed accordingly. Generally, the payments made under the GLWB rider are treated as withdrawals (at least until you have fully depleted your contract Accumulation Value) and are taxed accordingly. Please see the Federal tax matters section of this prospectus for further information and consult your tax advisor for additional details relevant to your tax situation.

•

Annuity payments made under the GMIB are automatic and will be paid for the duration of the annuity you have chosen, regardless of whether you need that payment in a particular year or not. Under the GLWB rider, you can choose not to take a withdrawal in a given year. Doing so may allow your contract’s Accumulation Value to increase more rapidly in a good market, thus increasing your future withdrawals due to the step-up features of the GLWB rider.

•

The GMIB rider has a ten year waiting period before you can begin receiving Annuity Payments. The GLWB rider allows you to begin taking withdrawals immediately, but you may not get the full benefit of the rider if you do so.

56	PROSPECTUS	OTHER CONTRACT FEATURES

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more. You can choose one of the following options of this rider:

Single Options

Guardian Target 300:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups (not available in New York)
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups (not available in New York)
Guardian Target Future:	Single life with 7% annual minimum guarantee (available only in New York)
Guardian Target Now:	Single life with step-ups only

Spousal Options (Spousal options of this rider are not available in New York)

Guardian Target 300:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the Annuity Commencement Date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the Accumulation Value of the contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

•	any change in the owner or Annuitant under the contract without our consent, including but not limited to, adding a joint owner or Contingent Annuitant; or

OTHER CONTRACT FEATURES	PROSPECTUS	57

Partners in a civil union or domestic partners in some states may not be considered married under federal law and therefore spousal continuation is not available. For information regarding federal tax law, please consult your tax advisor.

•	the date we receive proof in Good Order that the last surviving primary covered person or secondary covered person has died.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the Accumulation Value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the Annuitant. The primary covered person may not be changed after the contract is issued. The secondary covered person is the primary covered person’s legally married spouse or a partner with the primary covered person in a civil union that is legally recognized in the state in which this rider is issued on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse or civil union partner for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death. The initial GWA is determined on the earlier of the date of the first withdrawal or the date the rider enters the settlement phase. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the Accumulation Value of the contract on each step-up date (described below) whenever such Accumulation Value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the Accumulation Value of the contract immediately after the withdrawal or the then current basis reduced by the amount of the withdrawal. A withdrawal is an amount withdrawn from the contract, including any

58	PROSPECTUS	OTHER CONTRACT FEATURES

applicable contingent deferred sales charges and annuity taxes. The settlement phase of this rider will be entered if the Accumulation Value under the contract reaches zero on a date prior to the determination of the initial GWA and the GWB is greater than zero or if the Accumulation Value under the contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last Annuity Commencement Date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the Annuity Commencement Date, the GWA payments continue beyond the Annuity Commencement Date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last Annuity Commencement Date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive Annuity Payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

On or after the first Contract Anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

OTHER CONTRACT FEATURES	PROSPECTUS	59

You will pay an annual fee for this rider on each Contract Anniversary date prior to the Annuity Commencement Date and at other times described below. The rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 300	1.20% of the adjusted GWB (not available in New York)
Guardian Target 200	0.95% of the adjusted GWB (not available in New York)
Guardian Target Future	0.75% of the adjusted GWB (available only in New York)
Guardian Target Now	0.65% of the adjusted GWB

Spousal Options (Spousal options of this rider are not available in New York)

Guardian Target 300	1.60% of the adjusted GWB
Guardian Target 200	1.25% of the adjusted GWB
Guardian Target Now	0.85% of the adjusted GWB

The adjusted GWB is the greater of (i) the GWB at the end of the day immediately preceding the day the rider fee is determined plus (a) the result of any applicable annual minimum guarantee or (b) cumulative guarantee on any applicable Contract Anniversary on which the rider fee is deducted or (ii) the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a Contract Anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s Accumulation Value will be deemed to have been taken on the date the death benefit is determined and on the Annuity Commencement Date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 300, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 300 and Guardian Target 200 and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each step-up prior to the GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will

60	PROSPECTUS	OTHER CONTRACT FEATURES

not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus, if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $5,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurred when the younger covered person is age 70.

•	Contract Accumulation Value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $6,250.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000 – $8,000 equals $67,000
GWB	$125,000

The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Thus, the new GWB equals the lesser of $75,000 – $8,000 ($67,000) or $125,000 – $8,000 ($117,000).

The new GWB equals $67,000.

GWA	$6,250	The new GWA is the GWB immediately after the withdrawal times 5%.* The new GWA is equal to $67,000 x 5% ($3,350). The new GWA equals $3,350.
*	This 5% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 65 below.

On each annual Contract Anniversary prior to the older covered person’s 90th birthday, a step-up will occur if the contract Accumulation Value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). When the dollar amount of a rider fee increases for any reason, the contractowner will not receive advance notice of this increase in the rider fee due to step-up and does not have the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will

OTHER CONTRACT FEATURES	PROSPECTUS	61

receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each Contract Anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that Contract Anniversary less the amount of any withdrawal taken on that Contract Anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 300 or the Guardian Target 200 options of this rider (either single or spousal);

•	the Contract Anniversary is from the issue date of the contract up to the tenth Contract Anniversary;

•	no withdrawals were taken since the prior Contract Anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given Contract Anniversary is equal to the GWB on the prior Contract Anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior Contract Anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a Contract Anniversary:

•	you have chosen the Guardian Target 300 or the Guardian Target 200 options of this rider (either single or spousal);

•

the Contract Anniversary is an applicable Contract Anniversary for the cumulative guarantee (15th Contract Anniversary for the Guardian Target 300 and 10th Contract Anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable Contract Anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that Contract Anniversary will not be less than the sum of:

•	the cumulative guarantee percentage (300% for the Guardian Target 300 and 200% for the Guardian Target 200) multiplied by the premiums received during the first contract year; plus

•	any premium payments received on or after the first Contract Anniversary.

62	PROSPECTUS	OTHER CONTRACT FEATURES

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $4,280 withdrawal is taken a few days after the first Contract Anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First Contract Anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greatest of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $4,280 withdrawal taken a few days after the first Contract Anniversary	The annual minimum guarantee basis equals $100,000 minus $4,280 or $95,720.	N/A	The GWB is $107,000 minus $4,280 which equals $102,720.	The GWA is equal to the GWB amount ($107,000) times 4% or $4,280.
Second Contract Anniversary	$95,720	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $102,720 since there is no applicable annual minimum guarantee amount.	The GWA remains $4,280 since there is no applicable annual minimum guarantee amount.
Third Contract Anniversary	$95,720	The annual minimum guarantee amount is $102,720 + ($95,720 x 7%) or $109,420.40.	The GWB is the greater of $102,720 or $109,420.40. The new GWB is $109,420.40.	The GWA equals the greater of $4,280 or $109,420.40 x 4% ($4,376.82). Thus, the new GWA equals $4,376.82.
*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 65 below.

OTHER CONTRACT FEATURES	PROSPECTUS	63

If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 403(b) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal or the date the rider enters the settlement phase (described below). The initial GWA is equal to the lifetime withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

Age of younger covered person at time of first withdrawal	Applicable lifetime withdrawal percentage
45 – 59	3%
60 – 64	4%
65 – 69	4.5%
70 – 79	5%
80+	6%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution.

64	PROSPECTUS	OTHER CONTRACT FEATURES

In such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the Code and Treasury Regulations cited above as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the Beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the death benefit that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date receipt of proof of death of the last surviving covered person is received by us in Good Order: (i) both this rider and the contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

The initial death benefit provided by this rider is equal to the initial premium paid under the contract. Each time an additional premium payment is received by GIAC, the death benefit will increase by the amount of that additional premium payment.

If the Accumulation Value of the contract on any annual step-up date is greater than the then current death benefit, the death benefit will automatically increase to an amount equal to the Accumulation Value of the contract on that step-up date.

OTHER CONTRACT FEATURES	PROSPECTUS	65

A withdrawal will reduce the death benefit by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution, the death benefit will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the then current death benefit reduced by the amount of the withdrawal.

If you elect this optional death benefit, your rider fee percentage will increase by 0.50% annually.

The following section will explain the settlement phase of the GLWB rider:

If the Accumulation Value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in Accumulation Value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of that initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the Internal Revenue Service or the courts. We believe that payments during the settlement phase under non-qualified contracts should be treated as annuity

66	PROSPECTUS	OTHER CONTRACT FEATURES

payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than Annuity Payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GLWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the Annuity Commencement Date of the contract is a date not later than the last date permitted under applicable state law. If this last Annuity Commencement Date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such Annuity Commencement Date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date.

If the last Annuity Commencement Date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such Annuity Commencement Date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the Annuitant and the joint Annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date.

OTHER CONTRACT FEATURES	PROSPECTUS	67

During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the following three allocation models:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Victory RS Large Cap Alpha VIP Series or Victory S&P 500 Index VIP Series	15%	10%	9%
Guardian Large Cap Disciplined Growth VIP Fund	10%	10%	9%
Davis Value Portfolio	10%	7%	5%
Fidelity VIP Equity-Income Portfolio	5%	5%	3%
Fidelity VIP Mid Cap Portfolio	15%	15%	7%
Franklin Small Cap Value VIP Fund	5%	8%	4%
Victory RS Small Cap Growth Equity VIP Series	5%	—	—
Victory High Yield VIP Series	3%	5%	10%
Victory INCORE Investment Quality Bond VIP Series	10%	15%	25%
Fidelity VIP Investment Grade Bond Portfolio	7%	20%	25%
Victory RS International VIP Series	15%	5%	3%

Under all the models, you must select either the Victory RS Large Cap Alpha VIP Series or the Victory S&P 500 Index VIP Series. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract Accumulation Value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract Accumulation Value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on February 1, May 1, August 1 and November 1.

There is no assurance that investing in any allocation model will increase your contract Accumulation Value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. To the extent that the strategies underlying the restrictions are successful, GIAC will benefit from a reduction of the risk arising from its guarantee obligations under the rider and GIAC will have less risk to hedge under the GLWB rider than would be the case if Contract Owners did not invest in accordance with the restrictions. The restrictions may not be consistent with an aggressive investment

68	PROSPECTUS	OTHER CONTRACT FEATURES

strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives. Please see Transfers and Frequent transfers among the Variable Investment Options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the 7 year Enhanced Death Benefit, the Contract Anniversary Enhanced Death Benefit (CAEDB), the Guaranteed Minimum Death Benefit (GMDB), the Living Benefit (Decade), the Guaranteed Minimum Income Benefit (GMIB), and/or the Earnings Benefit riders, you cannot select the GLWB rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the GLWB rider, although we may offer the dollar cost averaging programs to contractowners who have selected the GLWB rider in the future. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	69

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of Accumulation Units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a Variable Investment Option, you accumulate variable Accumulation Units. With the fixed-rate option, you accumulate fixed Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the Accumulation Value of your account, we multiply the number of Accumulation Units in each option by the current unit value for the option. The current unit value is determined by multiplying the unit value for the applicable Variable Investment Option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each Variable Investment Option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

70	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first seven contract years, you will pay a daily charge based on an annual rate of 1.55% of the net assets of your Variable Investment Options. Thereafter, the charge will be based on an annual rate of 1.00%. Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your Variable Investment Options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of Accumulation Units that is equal in value to the fee. We cancel Accumulation Units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each Variable Investment Option and the fixed-rate option. If you surrender your contract before the Contract Anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the Accumulation Value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your Accumulation Value or surrender your contract during the first four contract years, you may pay

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	guaranteed minimum income benefit expense

•	guaranteed lifetime withdrawal benefit expense

•	deferred sales charge

•	partial withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

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Deferred sales

charges

Number of contract years completed	Contingent deferred sales charge (%)
0	4
1	4
2	3
3	2
4+	0

a deferred sales charge on any amount that was paid into your contract during the first three contract years. This charge compensates us for expenses related to the sale of contracts.

For partial withdrawals, you may instruct us to deduct any applicable deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a deferred sales charge on the amount deducted from the remaining value.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 4% of the lesser of: (i) the total of all premium payments made during the first three contract years; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the Accumulation Value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first three contract years; or (ii) 10% of the total premium payments made during the first three contract years minus the total of all the withdrawals you already made during the current contract year.

Also, all premium payments made prior to spousal continuation will not be subject to a deferred sales charge. See Spousal continuation.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

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•

Contract Owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the Contract Owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third Contract Anniversary or if the Contract Owner is diagnosed to have a terminal illness at any time while the contract is in force.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate 0.20%, 0.25%, or 0.30% of the net assets of your Variable Investment Options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

Earnings benefit expense

If you choose the earnings benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed minimum income benefit charge

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each Variable Investment Option and the fixed-rate option in proportion to the amount of Accumulation Value in each option. Also, this charge will be deducted even during periods when the rider would provide no benefit on annuitization because the Accumulation Value is greater than the guaranteed income base.

Guaranteed lifetime withdrawal benefit expense

If you choose this rider and it is in effect, you will pay an annual charge ranging from 0.65% to 2.10%, depending on the option chosen, of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each Contract Anniversary and prior to payment of any death benefit or the annuitization of the contract. These charges are current charges for this rider, not maximum charges. This charge is deducted from each Variable Investment Option and the fixed-rate option in proportion to the amount of Accumulation Value in each option.

Partial Withdrawal Charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

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Tax advice

United States Congress is currently considering tax reform and changes to the tax code may impact the function and benefits received under your contract. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a

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Employer- sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract. Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract. If your contract contains a guaranteed minimum withdrawal benefit rider (such as Lifetime AssetAccess, Spousal AssetAccess or Lifetime Focus), the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the Annuity Commencement Date – After Annuity Payments begin, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount

FINANCIAL INFORMATION	PROSPECTUS	75

equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Options V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Options V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payment made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

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Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified

FINANCIAL INFORMATION	PROSPECTUS	77

arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

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Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

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If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains the guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

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Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b) and eligible governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal estate, gift and generation-skipping transfer taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2018, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender- neutral tables will be used.

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Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales

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literature or other materials provided to existing or prospective Contract Owners. We may also provide an existing or prospective Contract Owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

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In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from our Customer Service Office free of charge.

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YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	85

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those Contract Owners who have an interest in Variable Investment Options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in Good Order. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the Accumulation Value in a lump sum if, prior to the date Annuity Payments begin, all of the following conditions exist:

•	you have not made any premium payments for two consecutive contract years;

•	the Accumulation Value at the end of the second contract year is less than $2,000 ($500 in New Jersey), and

•	the total amount of any premium payments made, less any partial withdrawals, is less than $2,000.

86	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

The principal underwriter of the contracts is PAS, located at 7 Hanover Square, New York, New York 10004.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with annuity contracts where the application for the contract was received by GIAC between February 19, 2003 and April 30, 2003 will be 4%, 3% and 2% on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the Accumulation Value of the contract will be paid quarterly beginning in the second contract year. If the Annuitant is age 80 or older on the contract’s issue date, the commissions paid on premium payments made in the first, second and third contract years will be 1.5% and the trail commission will be .60% per annum. Trail commissions of up to .50% per annum will continue to be paid on variable annuity payouts after the Annuity Commencement Date. Trail commissions will not be paid on fixed annuity payouts.

Commissions paid in conjunction with annuity contracts where the application for the contract was received by GIAC prior to February 19, 2003 and after April 30, 2003 will be 4%, 3% and 2% on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the Accumulation Value of the contract allocated to the Variable Investment Options will be paid quarterly beginning in the second contract year. A commission of .50% per annum of the Accumulation Value of the contract allocated to the fixed-rate option will be paid quarterly beginning in the second contract year. If the Annuitant is age 81 or over at issue, the commissions paid on premium payments in the first, second and third contract years will be 1.5% and the trail commission will be .60% of the Accumulation Value of the contract allocated to the Variable Investment Options and .30% for allocations to the fixed-rate option. Trail commissions of up to .50% per annum will continue to be paid on variable annuity payouts after the Annuity Commencement Date. Trail commissions will not be paid on fixed annuity payouts.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	87

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract, but those expenses are considered in setting the levels of the charges that you do pay.

88	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the annuity commencement date.

Accumulation Unit

A measure used to determine the value of a Contract Owner’s interest under the contract before annuity payments begin.

Accumulation Value

The value of all the Accumulation Units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments payable under the contract are based.

Annuity Commencement Date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Contingent Annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contract Owner

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210, Lehigh Valley,

Pennsylvania 18002.

Our telephone number is 1-888-GUARDIAN

(1-888-482-7342)

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342)

Funds

The open-end management investment companies, each corresponding to a Variable Investment Option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Valuation Date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation Period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	89

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

90	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account Q, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2017. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account Q, which are included in the Statement of Additional Information.

The Separate Account commenced operations on July 15, 2002. All Accumulation Unit values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding Accumulation Units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of the next year.

Number of accumulation units outstanding at the end of the indicated period:

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Victory RS Large Cap Alpha VIP Series	2017	2,266	1,628,293	—	11,320	—	113	—	—	16,148	—	3,299	—	—	—	40,641	—	880
	2016	6,537	1,941,405	—	13,416	—	126	—	—	14,311	—	8,327	—	—	—	61,399	—	2,174
	2015	693,564	1,470,361	—	15,785	—	133	—	—	17,313	—	8,338	—	—	3,900	62,149	—	2,507
	2014	1,541,977	884,470	3,387	13,098	149	—	—	6,901	14,499	673	13,088	—	—	19,562	56,957	2,234	1,787
	2013	2,357,723	562,709	3,920	13,712	162	—	—	22,372	9,357	1,408	15,217	—	—	45,694	77,006	2,234	2,596
	2012	3,472,268	133,930	8,747	11,298	189	—	—	29,092	17,197	6,266	17,145	—	—	134,893	12,166	5,484	—
	2011	4,043,425	66,410	15,686	6,099	200	—	—	39,457	17,882	8,446	16,566	—	—	153,689	—	6,107	—
	2010	4,151,362	27,826	24,101	3,722	205	—	—	48,492	16,467	29,185	489	—	—	186,460	—	7,709	—
	2009	4,450,343	7,208	27,879	345	216	—	—	73,516	5,819	36,922	590	—	—	210,807	—	8,796	—
	2008	3,149,235	—	23,614	—	239	—	—	80,983	—	25,237	—	—	—	196,402	—	9,577	—
Victory S&P 500 Index VIP Series	2017	2,855	815,113	—	5,823	—	132	—	—	20,702	—	19,964	—	—	—	68,813	—	1,094
	2016	18,472	969,991	—	5,939	—	148	—	—	22,944	—	22,777	—	—	—	74,893	—	1,786
	2015	352,750	743,280	—	13,597	—	156	—	—	23,211	—	21,951	—	—	6,398	75,157	—	1,795
	2014	537,577	672,798	—	13,918	174	—	—	5,535	18,518	—	24,498	—	—	16,871	78,475	—	1,804
	2013	862,387	593,024	—	22,546	189	—	—	21,087	7,006	103	25,124	—	—	75,978	75,736	—	2,761
	2012	1,488,739	238,211	11,714	14,606	221	—	—	25,891	8,687	1,750	25,729	—	—	170,637	8,734	1,208	1,823
	2011	1,879,764	56,351	17,931	7,379	234	—	—	28,343	12,387	28,137	2,163	—	1,659	172,058	—	10,664	—
	2010	2,100,967	44,140	22,231	8,833	239	36,089	—	40,103	8,511	37,053	429	—	1,597	188,578	—	10,878	—
	2009	2,279,195	1,600	33,646	1,056	38,849	—	—	52,575	925	52,462	288	1,743	—	226,956	—	10,247	—
	2008	1,913,480	—	44,243	—	17,836	—	—	63,703	—	56,463	—	1,894	—	226,791	—	9,140	—
Victory High Yield VIP Series	2017	1,913	583,235	—	1,069	—	131	—	—	4,879	—	5,082	—	—	—	3,027	—	—
	2016	8,804	640,068	—	1,318	—	147	—	—	4,791	—	6,780	—	—	—	5,346	—	—
	2015	562,190	214,187	—	1,885	—	155	—	—	5,476	—	7,025	—	—	1,784	4,165	—	—
	2014	731,694	77,484	113	1,886	173	—	—	—	5,800	—	8,066	—	—	2,125	3,771	—	—
	2013	766,818	75,728	113	1,887	188	—	—	2,959	7,829	—	8,996	—	—	3,651	4,844	—	—
	2012	812,893	80,309	866	1,624	219	—	—	3,760	10,309	1,237	11,191	—	—	10,430	690	—	—
	2011	877,023	72,904	988	1,525	232	—	—	6,373	11,985	9,058	5,445	—	—	11,469	—	—	—
	2010	1,063,158	39,960	1,656	1,178	238	—	—	16,659	8,504	18,436	887	124	—	11,526	—	—	—
	2009	1,048,584	539	3,353	—	251	—	—	33,055	222	30,458	941	239	—	10,142	—	—	—
	2008	427,041	—	7,196	—	277	—	—	37,117	—	33,418	—	458	—	7,933	—	—	—
Victory INCORE Low Duration Bond VIP Series	2017	—	146,945	—	9,874	—	317	—	—	6,914	—	9,874	—	229	—	2,424	—	—
	2016	—	176,534	—	9,938	—	304	—	—	7,749	—	10,957	—	230	—	2,433	—	—
	2015	13,012	183,630	—	10,013	—	308	—	—	11,407	—	11,153	—	230	—	2,442	—	—
	2014	14,294	173,696	—	10,225	346	—	—	6,670	41,720	—	14,421	—	256	1,182	2,065	—	—
	2013	41,961	154,115	—	10,419	340	161	—	6,132	60,540	—	11,004	—	3,631	5,414	1,218	—	—
	2012	111,230	146,344	63	10,981	311	144	—	8,842	57,454	—	16,903	—	3,294	4,665	1,226	—	—
	2011	127,166	81,560	7,483	3,904	310	135	—	44,228	26,034	5,747	12,405	—	3,140	16,328	—	—	—
	2010	230,604	28,770	7,484	—	454	15,730	—	78,738	2,489	20,632	514	3,295	—	5,921	—	—	—
	2009	238,548	269	6,259	—	16,033	—	—	90,562	—	29,689	—	3,310	—	6,355	—	—	—
	2008	293,194	—	65	—	13,738	—	—	109,396	—	28,292	—	2,995	—	11,127	—	—	—

APPENDIX	PROSPECTUS	91

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Victory RS Small Cap Growth Equity VIP Series	2017	—	163,736	—	7,107	—	—	—	—	6,029	—	3,522	—	—	—	6,244	—	—
	2016	3,293	201,776	—	7,594	—	—	—	—	10,164	—	4,207	—	—	—	9,398	—	—
	2015	104,356	100,677	—	9,071	—	—	—	—	10,865	—	4,896	—	—	—	9,915	—	—
	2014	172,169	66,727	53	9,388	—	—	—	—	10,792	184	6,067	—	—	1,018	9,418	—	—
	2013	199,575	61,688	606	9,692	—	—	—	207	12,570	184	7,029	—	—	5,840	11,849	—	—
	2012	272,412	63,934	1,741	9,695	—	—	—	2,001	13,368	890	7,941	—	—	17,316	1,321	—	—
	2011	328,554	36,774	8,506	3,449	—	—	—	2,887	16,922	5,068	5,243	—	—	29,780	—	—	—
	2010	406,386	16,481	11,901	3,119	—	6,094	—	10,246	14,875	13,081	348	—	—	32,675	—	—	—
	2009	516,932	1,458	15,008	1,344	7,399	—	—	25,435	2,824	24,370	221	—	—	21,542	—	113	—
	2008	320,259	—	15,632	—	8,649	—	—	31,055	—	26,087	—	—	—	20,461	—	113	—
Victory RS International VIP Series	2017	3,515	1,954,752	—	6,911	—	39	—	—	22,687	—	7,800	—	—	—	59,265	—	1,233
	2016	23,365	2,367,463	—	9,135	—	44	—	—	24,712	—	9,396	—	—	—	80,151	—	1,735
	2015	868,543	1,641,945	—	12,991	—	46	—	—	25,209	—	9,816	—	—	1,210	79,530	—	2,066
	2014	1,707,182	1,057,533	2,830	10,218	52	—	—	4,644	21,000	567	9,782	—	—	13,572	82,216	—	2,479
	2013	2,198,212	653,156	3,151	10,899	56	—	—	12,629	16,651	1,128	9,679	—	—	48,189	75,570	—	12,720
	2012	2,958,621	183,660	11,317	4,039	65	—	—	15,922	18,148	5,364	8,733	—	—	128,270	10,853	13,490	—
	2011	3,331,526	55,202	13,721	2,287	69	—	—	16,824	22,710	12,129	3,262	—	23	154,680	—	14,059	—
	2010	3,347,064	39,415	13,922	2,578	71	—	—	35,717	10,106	24,294	564	25	—	177,334	—	13,880	—
	2009	3,566,587	1,921	19,049	290	75	—	—	55,264	2,035	43,629	581	25	—	195,616	—	16,025	—
	2008	3,126,359	—	21,824	—	83	—	—	80,506	—	51,174	—	26	—	230,685	—	17,463	—
Victory Sophus Emerging Markets VIP Series	2017	—	52,083	—	2,257	—	—	—	—	15,083	—	2,995	—	—	—	14,718	—	—
	2016	—	64,008	—	2,715	—	—	—	—	16,123	—	3,617	—	—	—	19,315	—	—
	2015	443	67,222	—	2,836	—	—	—	—	16,354	—	4,579	—	—	1,243	18,647	—	—
	2014	9,132	71,035	181	2,938	—	—	—	730	14,202	160	4,466	—	—	4,551	17,721	—	—
	2013	32,787	62,582	562	2,966	—	—	—	2,655	13,581	213	4,492	—	—	14,196	20,031	—	7,713
	2012	72,323	45,493	2,133	2,324	—	—	—	3,669	13,845	1,561	3,902	—	—	39,574	1,496	8,066	—
	2011	115,643	32,639	4,313	756	—	—	—	5,233	14,274	5,338	894	—	12	46,636	—	9,259	—
	2010	154,665	15,812	5,415	942	—	—	—	14,741	8,151	7,842	46	13	—	49,258	—	9,266	—
	2009	200,951	785	7,223	—	—	—	—	25,068	61	13,005	79	13	—	56,756	—	9,687	—
	2008	241,961	—	12,452	—	—	—	—	33,059	—	17,134	—	14	—	59,723	—	9,585	—
Victory INCORE Investment Quality Bond VIP Series	2017	20,095	7,568,804	—	32,356	—	467	—	—	56,427	—	26,363	—	—	—	250,302	—	4,303
	2016	49,507	7,961,910	—	50,373	—	456	—	—	56,318	—	27,412	—	—	—	294,207	—	7,047
	2015	2,129,516	6,737,528	—	60,118	—	472	—	—	64,081	—	27,829	—	—	5,609	311,953	—	9,033
	2014	4,879,889	5,102,091	14,375	48,336	533	—	—	21,671	59,845	561	40,269	—	—	102,167	273,942	3,188	14,427
	2013	8,144,888	3,002,445	33,988	44,794	541	—	—	67,336	26,568	3,841	40,504	—	—	207,403	209,391	9,649	11,411
	2012	9,790,104	641,643	66,098	14,849	487	—	—	74,041	39,921	17,518	29,435	—	154	353,799	31,017	18,651	134
	2011	10,726,465	117,326	73,573	9,235	502	—	—	83,441	49,780	37,091	13,788	—	1,941	423,387	—	21,329	—
	2010	12,348,880	68,920	97,849	6,125	530	—	—	119,593	51,263	57,219	2,241	141	2,009	499,839	—	25,550	—
	2009	12,118,688	1,840	103,714	333	1,046	—	—	177,002	17,151	84,633	522	2,291	—	531,787	—	29,341	—
	2008	8,945,119	—	99,397	—	1,789	—	—	208,653	—	87,937	—	4,064	—	475,802	—	28,011	—
Gabelli Capital Asset Fund	2017	—	61,989	—	6,575	—	—	—	—	4,641	—	5,843	—	452	—	7,366	—	—
	2016	362	72,169	—	7,562	—	—	—	—	8,960	—	6,214	—	452	—	14,424	—	—
	2015	3,452	78,434	—	9,234	—	—	—	—	8,953	—	6,432	—	452	—	14,547	—	292
	2014	8,895	84,569	441	9,190	—	—	—	—	11,958	—	8,027	—	503	587	14,469	—	289
	2013	29,156	81,676	1,461	8,707	—	—	—	329	15,637	—	8,196	—	632	5,059	22,144	—	291
	2012	68,884	68,282	1,611	8,141	—	—	—	642	19,244	777	8,751	—	695	22,310	3,963	352	—
	2011	126,304	45,856	7,793	2,495	—	—	—	2,456	21,001	5,280	5,370	—	702	29,731	—	1,831	—
	2010	205,612	17,275	15,999	443	—	—	—	14,253	12,705	11,346	100	664	68	36,165	—	1,819	—
	2009	262,124	—	18,418	—	—	—	—	31,763	—	18,202	—	1,059	—	42,055	—	2,288	—
	2008	262,883	—	24,280	—	—	—	—	34,771	—	27,661	—	1,928	—	43,642	—	2,120	—

92	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Value Line Centurion Fund	2017	—	2,987	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	2016	52	3,276	—	—	—	—	—	—	747	—	—	—	—	—	—	—	—
	2015	52	6,188	—	—	—	—	—	—	747	—	—	—	—	—	—	—	—
	2014	176	7,418	—	—	—	—	—	799	—	—	—	—	—	—	2,000	—	—
	2013	3,539	5,256	—	—	—	—	—	799	105	—	—	—	—	—	8,826	—	—
	2012	5,621	5,774	—	—	—	—	—	800	119	—	—	—	—	9,233	—	—	—
	2011	11,561	8,451	—	—	—	—	—	801	2,527	116	—	—	—	19,683	—	—	—
	2010	12,586	449	1,236	—	—	—	—	3,038	—	116	—	—	—	7,308	—	—	—
	2009	17,577	—	1,237	—	—	—	—	3,067	—	117	—	—	—	2,923	—	—	—
	2008	25,972	—	1,239	—	—	—	—	5,051	—	118	—	—	—	2,925	—	—	—
Value Line Strategic Asset Management Trust	2017	—	53,868	—	6,340	—	—	—	—	1,036	—	6,289	—	510	—	6,438	—	—
	2016	—	60,641	—	6,816	—	—	—	—	1,221	—	6,296	—	511	—	10,071	—	—
	2015	108	68,222	—	7,401	—	—	—	—	1,231	—	6,509	—	511	11	12,341	—	—
	2014	8,929	74,725	—	7,831	—	—	—	—	1,241	—	7,876	—	569	106	16,620	—	—
	2013	16,159	78,657	67	7,183	—	—	—	97	3,848	—	13,787	—	1,122	266	22,974	—	—
	2012	36,220	78,443	3,102	2,738	—	—	—	97	8,021	790	14,422	—	1,165	20,383	4,585	—	—
	2011	84,709	50,224	3,460	1,155	—	—	—	738	8,319	5,636	11,247	—	1,197	29,871	—	—	—
	2010	130,919	25,055	5,053	80	—	34,232	—	1,711	7,571	22,491	1,018	1,257	—	26,571	—	—	—
	2009	178,699	234	7,699	—	36,457	—	—	14,454	—	23,486	—	1,647	—	26,849	—	993	—
	2008	223,752	—	8,742	—	16,889	—	—	17,819	—	26,968	—	1,716	—	32,688	—	993	—
Invesco V.I. American Franchise Fund Series II	2017	1,123	212,207	—	2,148	—	—	—	—	9,440	—	846	—	—	—	10,738	—	—
	2016	1,124	316,651	—	2,469	—	—	—	—	10,994	—	847	—	—	—	12,242	—	—
	2015	1,732	353,194	—	2,388	—	—	—	—	11,141	—	848	—	—	384	11,494	—	—
	2014	42,239	359,059	—	2,478	—	—	—	245	11,919	—	6,482	—	—	1,963	13,154	—	—
	2013	126,432	338,110	—	3,184	—	—	—	11,714	4,228	—	7,037	—	—	10,027	5,992	—	11,615
	2012	482,935	124,656	3,782	83	—	—	—	19,369	5,734	8,030	934	—	—	16,971	1,689	12,372	—
	2011	653,424	23,610	2,962	83	—	—	—	19,569	7,633	9,171	464	—	—	22,213	—	12,355	—
	2010	698,974	16,705	2,935	208	—	—	—	18,722	5,735	10,017	—	—	—	33,851	—	15,916	—
	2009	802,369	—	3,579	—	—	—	—	26,315	81	13,657	—	—	—	52,264	—	16,162	—
	2008	857,257	—	5,279	—	—	—	—	27,967	—	15,111	—	—	—	53,695	—	16,558	—
Invesco V.I. Value Opportunities Fund Series II	2017	—	29,752	—	111	—	—	—	—	584	—	651	—	—	—	51	—	—
	2016	—	29,275	—	112	—	—	—	—	1,879	—	662	—	—	—	52	—	—
	2015	—	34,087	—	1,601	—	—	—	—	1,982	—	674	—	—	—	52	—	—
	2014	611	39,211	—	1,601	—	—	—	—	2,138	—	673	—	—	—	969	—	—
	2013	7,295	40,618	—	1,602	—	—	—	—	2,242	—	1,172	—	—	3,496	431	—	—
	2012	14,905	46,279	—	1,602	—	—	—	—	2,451	—	1,235	—	—	14,541	432	—	—
	2011	32,420	41,432	—	1,602	—	—	—	—	2,781	40	2,900	—	—	3,947	—	—	—
	2010	76,635	14,667	—	1,603	—	—	—	376	5,274	4,066	—	—	—	4,249	—	—	—
	2009	124,899	1,482	1,674	—	—	—	—	8,624	61	4,129	—	—	—	5,928	—	—	—
	2008	128,355	—	3,466	—	—	—	—	10,008	—	4,242	—	—	—	4,681	—	—	—
Invesco V.I. Government Securities Fund Series II	2017	868	85,413	—	6,020	—	—	—	—	6,821	—	7,770	—	—	—	1,659	—	—
	2016	915	94,970	—	5,946	—	—	—	—	7,559	—	8,686	—	—	—	3,954	—	—
	2015	1,298	109,695	—	5,949	—	—	—	—	9,360	—	8,999	—	—	436	3,666	—	—
	2014	9,856	132,099	—	6,236	—	—	—	6,173	5,540	—	13,762	—	—	926	3,848	—	—
	2013	36,208	120,976	—	5,961	—	285	—	5,885	11,472	—	13,995	—	1,105	936	4,229	—	—
	2012	64,142	103,421	139	5,894	—	250	—	8,840	29,890	870	13,984	—	976	4,297	1,253	—	—
	2011	124,985	92,800	421	5,640	—	237	—	11,214	38,969	9,386	13,862	—	867	5,758	—	—	—
	2010	98,181	37,065	581	1,113	133	10,571	—	10,521	21,340	18,499	964	795	—	2,133	—	—	—
	2009	151,926	1,341	1,832	—	10,738	—	—	25,903	10,056	26,308	628	1,053	—	12,764	—	—	—
	2008	284,808	—	6,136	—	10,631	—	—	54,209	—	23,235	—	1,607	—	4,810	—	—	—

APPENDIX	PROSPECTUS	93

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Invesco V.I. Mid Cap Core Equity Fund Series II	2017	—	12,853	—	1,066	—	—	—	—	19,782	—	206	—	—	—	5,485	—	—
	2016	—	16,685	—	1,066	—	—	—	—	19,881	—	209	—	—	—	5,543	—	—
	2015	473	20,492	—	1,067	—	—	—	—	20,225	—	212	—	—	1,347	4,355	—	—
	2014	2,748	26,705	—	1,068	—	—	—	—	22,750	—	215	—	—	1,875	4,234	—	—
	2013	10,297	24,339	—	1,068	—	—	—	24	23,040	—	493	—	—	3,056	3,134	—	—
	2012	19,197	28,012	—	1,069	—	—	—	91	24,513	—	1,063	—	—	4,046	2,123	—	—
	2011	32,601	20,068	—	1,070	—	—	—	3,684	25,422	38	1,106	—	29	6,667	—	—	—
	2010	48,396	11,597	—	1,070	—	—	—	28,324	5,397	1,458	—	145	—	7,644	—	—	—
	2009	90,592	123	1,120	—	—	—	—	35,400	37	2,064	—	250	—	9,212	—	—	—
	2008	115,608	—	1,121	—	—	—	—	39,393	—	2,781	—	451	—	8,783	—	—	—
Invesco V.I. Core Equity Fund Series II	2017	—	6,177	—	—	—	—	—	—	1,367	—	500	—	—	—	651	—	—
	2016	—	6,222	—	—	—	—	—	—	1,413	—	500	—	—	—	654	—	—
	2015	—	5,696	—	—	—	—	—	—	1,461	—	501	—	—	—	658	—	—
	2014	597	5,224	—	—	—	—	—	—	1,514	—	501	—	—	—	662	—	—
	2013	939	5,849	—	—	—	—	—	—	1,562	—	502	—	—	—	665	—	—
	2012	4,769	3,006	—	—	—	—	—	—	3,720	—	502	—	—	657	—	—	—
	2011	7,801	1,226	—	—	—	—	—	—	3,751	530	—	—	—	615	—	—	—
	2010	7,634	513	—	—	—	1,193	—	1,265	2,769	1,296	—	—	—	—	—	—	—
	2009	10,759	2,488	—	—	1,267	—	—	4,148	224	1,380	—	—	—	—	—	—	—
	2008	19,501	—	—	—	1,401	—	—	4,398	—	640	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund Series II	2017	565	81,790	—	1,251	—	—	—	—	4,406	—	1,780	—	—	—	3,785	—	—
	2016	596	97,041	—	2,147	—	—	—	—	4,160	—	2,915	—	—	—	10,583	—	—
	2015	1,070	104,230	—	2,148	—	—	—	—	4,552	—	3,347	—	—	—	13,856	—	—
	2014	4,890	131,328	—	2,326	—	—	—	—	6,013	—	3,432	—	—	1,692	17,762	—	—
	2013	49,261	133,081	1,007	4,144	—	—	—	144	8,299	—	6,055	—	—	7,627	18,349	—	—
	2012	121,383	132,515	2,874	2,833	—	—	—	923	14,000	1,547	6,516	—	66	24,972	4,199	—	—
	2011	229,039	77,331	4,986	1,033	—	—	—	2,314	17,640	4,078	6,002	—	114	29,523	—	—	—
	2010	279,945	48,682	11,016	1,592	—	—	—	10,108	14,251	10,831	2,581	45	71	36,507	—	—	—
	2009	353,951	1,380	12,945	380	505	—	—	25,392	3,553	16,767	1,878	121	—	39,753	—	—	—
	2008	433,293	—	13,473	—	540	—	—	37,475	—	24,803	—	1,014	—	39,718	—	—	—
Alger Capital Appreciation Portfolio Class S	2017	—	28,407	—	272	—	—	—	—	1,124	—	92	—	—	—	6,265	—	—
	2016	—	32,290	—	300	—	—	—	—	5,464	—	93	—	—	—	10,701	—	—
	2015	—	36,413	—	299	—	—	—	—	5,708	—	93	—	—	—	11,945	—	—
	2014	4,788	32,709	—	300	—	—	—	—	5,919	—	93	—	—	2,501	10,841	—	—
	2013	10,183	34,083	—	648	—	—	—	433	5,603	—	2,133	—	—	7,606	4,096	—	9,459
	2012	30,385	30,120	181	547	—	—	—	433	5,877	—	2,143	—	—	14,993	2,377	9,892	—
	2011	46,522	29,359	237	599	—	—	—	634	6,358	—	2,154	—	—	13,373	—	9,892	—
	2010	74,662	13,566	245	764	—	—	—	955	5,877	2,441	—	—	—	20,990	—	9,892	—
	2009	128,653	15	1,107	108	—	—	—	18,052	551	2,780	—	—	—	14,762	—	9,892	—
	2008	109,442	—	1,573	—	—	—	—	13,492	—	2,797	—	—	—	11,805	—	9,892	—
AB VPS Growth and Income Portfolio Class B	2017	—	23,395	—	396	—	—	—	—	8,613	—	1,445	—	—	—	11	—	—
	2016	—	26,357	—	724	—	—	—	—	8,673	—	1,619	—	—	—	116	—	574
	2015	1,153	53,688	—	724	—	—	—	—	9,582	—	1,811	—	—	—	126	—	574
	2014	5,012	61,548	—	725	—	—	—	—	9,887	—	2,062	—	—	100	39	—	5,399
	2013	14,562	59,407	350	406	—	—	—	—	10,769	—	7,491	—	—	100	7,530	5,675	—
	2012	19,036	27,629	350	454	—	—	—	20	21,180	—	8,014	—	63	8,026	—	5,675	—
	2011	33,990	22,025	351	466	—	—	—	397	26,896	2,680	6,036	—	70	186	—	5,675	—
	2010	45,735	8,099	582	293	—	—	—	5,588	29,290	9,966	648	—	69	188	—	5,675	—
	2009	63,922	—	1,038	100	—	—	—	35,292	6,712	16,545	304	73	—	1,700	—	6,118	—
	2008	89,155	—	4,552	—	—	—	—	55,192	—	17,314	—	938	—	659	—	6,119	—
AB VPS Large Cap Growth Portfolio Class B	2017	—	13,508	—	—	—	—	—	—	1,253	—	3,498	—	—	—	2,210	—	—
	2016	—	16,276	—	—	—	—	—	—	1,317	—	4,452	—	—	—	2,216	—	—
	2015	—	20,290	—	2	—	—	—	—	1,644	—	4,816	—	—	—	2,221	—	—
	2014	3,594	15,834	—	2	—	—	—	—	1,481	—	4,973	—	—	—	3,505	—	—
	2013	1,590	15,693	—	2	—	—	—	121	1,395	—	5,349	—	—	3,473	409	—	—
	2012	11,066	13,916	—	2	—	—	—	122	2,157	—	6,822	—	—	3,691	204	—	—
	2011	15,632	10,176	—	2	—	—	—	572	3,299	3,678	3,769	—	—	4,345	—	—	—
	2010	29,306	2,230	—	2	—	—	—	2,424	3,899	7,809	150	—	—	4,498	—	—	—
	2009	44,963	—	1,274	—	—	—	—	5,777	2,901	7,868	156	—	—	7,227	—	—	—
	2008	47,666	—	3,317	—	—	—	—	11,352	—	8,713	—	—	—	4,553	—	—	—

94	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
AB VPS Global Thematic Growth Portfolio Class B	2017	—	10,917	—	364	—	—	—	—	1,300	—	57	—	—	—	407	—	—
	2016	—	15,608	—	330	—	—	—	—	1,318	—	57	—	—	—	422	—	—
	2015	6,145	11,636	—	330	—	—	—	—	1,339	—	57	—	—	—	424	—	—
	2014	7,280	10,840	—	331	—	—	—	26	1,353	—	58	—	—	450	—	—	—
	2013	5,136	9,978	—	331	—	—	—	26	1,383	—	58	—	—	758	—	—	—
	2012	9,169	6,806	31	332	—	—	—	26	2,176	—	58	—	—	721	—	—	—
	2011	18,057	6,213	31	333	—	—	—	26	2,860	—	247	—	—	1,409	—	—	—
	2010	23,966	5,358	191	441	—	—	—	26	3,023	209	170	—	—	8,558	—	—	—
	2009	36,287	1,138	1,464	—	—	—	—	2,002	1,397	1,953	177	—	—	3,195	—	—	—
	2008	38,031	—	1,474	—	—	—	—	3,777	—	2,410	—	—	—	1,449	—	—	—
AB VPS Real Estate Investment Portfolio Class B	2017	—	26,431	—	679	—	—	—	—	1,250	—	879	—	—	—	2,534	—	—
	2016	—	28,313	—	690	—	—	—	—	1,392	—	880	—	—	—	3,877	—	—
	2015	370	29,509	—	691	—	—	—	—	1,659	—	1,018	—	—	975	2,997	—	—
	2014	1,565	32,033	—	692	—	—	—	—	2,178	—	1,410	—	—	1,194	3,165	—	—
	2013	10,726	31,042	—	693	—	—	—	1,563	2,958	—	2,876	—	164	2,745	1,751	—	—
	2012	28,067	36,333	—	1,030	—	—	—	1,839	4,506	466	2,669	—	181	9,661	744	—	—
	2011	45,420	18,362	536	523	—	—	—	4,562	8,750	939	2,491	—	194	4,937	—	—	—
	2010	65,228	16,144	1,054	542	—	—	—	9,774	10,944	7,059	125	291	—	5,972	—	—	—
	2009	87,443	—	1,258	—	—	—	—	17,640	5,102	8,358	129	380	—	4,880	—	205	—
	2008	134,602	—	2,666	—	—	—	—	26,291	—	11,075	—	558	—	3,950	—	205	—
AB VPS Value Portfolio Class B	2017	—	26,819	—	306	—	—	—	—	3,605	—	—	—	—	—	159	—	—
	2016	—	30,456	—	307	—	—	—	—	3,013	—	—	—	—	—	160	—	—
	2015	553	35,442	—	329	—	—	—	—	3,571	—	1,107	—	—	—	161	—	—
	2014	4,699	32,262	—	330	—	—	—	—	6,978	—	1,108	—	—	—	2,655	—	—
	2013	7,489	39,248	—	330	—	—	—	4,450	7,733	—	1,108	—	—	598	15,737	—	—
	2012	14,325	34,193	—	643	—	—	—	1,493	9,381	—	2,009	—	—	7,953	—	—	—
	2011	27,632	22,148	—	645	—	—	—	7,842	10,147	386	2,119	—	—	5,939	—	—	—
	2010	38,230	16,558	—	1,627	—	—	—	13,412	10,605	1,971	1,680	—	—	6,468	—	—	—
	2009	59,617	126	1,394	981	—	—	—	34,641	3,808	9,941	—	—	—	4,203	—	—	—
	2008	78,632	—	3,627	—	902	—	—	44,707	—	11,433	—	—	—	4,306	—	—	—
Davis Financial Portfolio	2017	—	29,599	—	2,236	—	—	—	—	31	—	—	—	—	—	800	—	—
	2016	—	28,681	—	2,284	—	—	—	—	31	—	—	—	—	—	1,355	—	—
	2015	2,373	15,521	—	2,341	—	—	—	—	31	—	—	—	—	—	1,358	—	—
	2014	3,058	28,647	—	2,376	—	—	—	33	—	—	—	—	—	1,053	2,728	—	—
	2013	13,257	24,183	91	2,344	—	—	—	33	—	—	—	—	—	2,197	11,193	—	7,550
	2012	15,271	2,292	295	2,155	—	—	—	33	—	—	—	—	—	9,392	—	7,896	—
	2011	18,601	956	2,535	—	—	—	—	33	—	—	—	—	—	13,930	—	7,896	—
	2010	38,080	8,300	2,536	—	—	—	—	33	—	—	—	—	—	14,261	—	7,896	—
	2009	26,722	—	2,537	—	—	—	—	33	—	2,184	—	—	—	12,516	—	7,896	—
	2008	26,444	—	1,687	—	—	—	—	33	—	2,185	—	—	—	6,085	—	7,896	—
Davis Real Estate Portfolio	2017	—	26,830	—	1,510	—	—	—	—	744	—	—	—	—	—	4,953	—	—
	2016	—	35,459	—	1,599	—	—	—	—	749	—	—	—	—	—	6,736	—	—
	2015	210	51,183	—	1,659	—	—	—	—	1,340	—	—	—	—	27	6,997	—	—
	2014	3,205	51,871	89	1,845	—	—	—	28	914	—	—	—	—	1,882	219,570	—	—
	2013	23,657	40,835	89	1,945	—	—	—	1,226	—	—	773	—	—	233,233	10,314	—	2,572
	2012	50,698	12,528	677	1,799	—	—	—	1,363	—	—	1,036	—	—	251,713	403	2,690	—
	2011	71,720	5,373	2,698	103	—	—	—	1,374	—	1,365	—	—	—	245,122	—	4,067	—
	2010	88,391	7,598	3,167	—	—	—	—	1,460	91	3,785	—	—	—	246,817	—	4,075	—
	2009	114,444	—	3,604	—	—	—	—	1,646	—	10,792	—	—	—	250,230	—	4,083	—
	2008	106,901	—	4,170	—	—	—	—	6,983	—	10,833	—	—	—	25,171	—	3,831	—

APPENDIX	PROSPECTUS	95

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Davis Value Portfolio	2017	5,149	2,718,502	—	6,479	—	—	—	—	13,244	—	460	—	—	—	69,985	—	1,129
	2016	25,626	3,294,094	—	9,656	—	—	—	—	15,871	—	472	—	—	—	94,131	—	1,506
	2015	1,051,612	2,607,656	—	16,702	—	—	—	—	17,638	—	606	—	—	1,773	106,489	—	2,585
	2014	2,408,887	1,819,209	5,817	12,104	—	—	—	12,697	9,107	540	439	—	—	19,803	127,993	—	3,068
	2013	3,684,496	1,130,116	6,064	22,373	—	—	—	16,810	6,898	721	3,172	—	480	66,418	116,529	—	4,180
	2012	5,468,813	267,323	27,453	5,440	—	—	—	23,581	5,804	2,179	3,304	—	529	185,001	25,643	5,109	—
	2011	6,299,147	9,722	33,424	—	—	—	—	32,606	—	3,064	3,325	—	594	237,583	—	5,900	—
	2010	6,470,397	4,631	41,597	—	—	—	—	37,563	—	13,775	—	579	—	287,930	—	5,888	—
	2009	6,635,122	—	41,733	—	—	—	—	44,430	—	15,635	—	589	—	309,854	—	7,548	—
	2008	5,473,099	—	44,110	—	—	—	—	51,928	—	15,896	—	539	—	355,810	—	8,382	—
Fidelity VIP Balanced Portfolio Service Class 2	2017	—	82,106	—	268	—	—	—	—	25,332	—	3,356	—	—	—	519	—	—
	2016	—	89,925	—	268	—	—	—	—	30,336	—	3,581	—	—	—	1,234	—	—
	2015	3,154	102,296	—	1,451	—	—	—	—	34,004	—	3,961	—	—	317	854	—	—
	2014	5,391	127,431	—	1,543	—	—	—	—	38,323	—	5,402	—	—	209	855	—	—
	2013	29,287	138,053	—	1,452	—	100	—	31	41,291	—	5,709	—	—	210	1,299	—	—
	2012	42,951	107,493	—	1,452	—	111	—	35	45,759	—	6,226	—	—	1,111	434	—	—
	2011	85,438	93,058	160	1,302	—	117	—	1,158	45,300	3,765	5,127	—	—	1,566	—	—	—
	2010	109,161	82,626	160	1,302	121	—	—	21,509	51,493	14,297	1,180	263	—	1,870	—	—	—
	2009	221,737	294	1,520	—	127	—	—	109,073	2,398	17,597	1,299	508	—	2,158	—	—	—
	2008	248,203	—	1,872	—	136	—	—	128,760	—	19,972	—	972	—	2,336	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2017	17,633	3,343,921	—	20,384	—	113	—	—	41,466	—	14,941	—	—	—	139,593	—	—
	2016	33,390	4,094,868	—	33,857	—	127	—	—	45,718	—	17,292	—	—	—	208,878	—	3,767
	2015	793,717	3,653,473	—	41,230	—	134	—	—	48,855	—	18,941	—	—	3,152	237,440	—	4,044
	2014	2,666,284	2,422,694	8,319	34,980	150	—	—	11,670	55,161	687	21,071	—	—	98,470	170,860	5,615	11,678
	2013	4,973,257	1,169,313	23,981	25,971	162	87	—	29,944	50,563	3,594	24,247	—	342	186,324	137,688	17,602	1,770
	2012	6,961,750	290,383	53,306	12,600	190	97	—	46,603	58,761	8,966	22,803	—	441	345,808	17,136	20,461	—
	2011	7,994,534	151,882	66,989	6,743	201	103	—	61,697	54,564	18,577	18,184	—	2,211	403,553	—	20,670	—
	2010	8,760,088	69,580	70,990	5,793	312	1,156	—	104,151	31,696	48,228	4,356	456	1,689	460,728	—	21,730	—
	2009	9,240,418	943	78,774	1,648	1,557	—	—	140,040	8,604	76,552	1,860	2,305	—	510,855	—	22,807	—
	2008	8,816,374	—	92,061	—	2,528	—	2,357	182,846	—	91,204	—	3,294	—	562,506	—	23,348	—
Fidelity VIP Equity-Income Portfolio Service Class 2	2017	2,720	721,414	—	4,472	—	—	—	—	11,256	—	5,666	—	—	—	19,776	—	1,196
	2016	9,709	816,177	—	4,658	—	—	—	—	12,591	—	6,458	—	—	—	25,858	—	1,496
	2015	513,851	459,203	—	5,572	—	—	—	—	13,936	—	6,987	—	—	86	27,851	—	2,091
	2014	729,093	313,897	593	5,123	—	—	—	119	16,689	—	10,033	—	—	2,345	32,859	—	2,429
	2013	907,458	305,775	593	5,374	—	—	—	626	19,727	—	10,203	—	951	11,673	32,153	—	2,531
	2012	1,189,079	184,017	3,486	3,019	—	—	—	1,003	37,547	1,027	13,914	—	1,049	46,396	11,494	2,886	—
	2011	1,541,603	60,411	3,706	2,800	—	—	—	2,448	40,274	7,629	10,044	—	1,122	68,927	—	3,731	—
	2010	1,752,878	28,315	4,093	2,698	—	—	—	16,441	41,287	20,872	786	1,307	—	82,621	—	3,856	—
	2009	1,826,774	2,831	8,110	100	—	—	—	71,002	268	28,822	847	1,475	—	82,263	—	5,100	—
	2008	1,209,372	—	12,554	—	—	—	—	91,788	—	32,952	—	1,844	—	90,795	—	5,938	—
Fidelity VIP Growth Portfolio Service Class 2	2017	—	22,367	—	1,025	—	—	—	—	6,103	—	2,003	—	—	—	195	—	—
	2016	—	32,303	—	589	—	—	—	—	6,126	—	2,015	—	—	—	196	—	—
	2015	1,360	54,469	—	589	—	—	—	—	6,233	—	2,027	—	—	—	197	—	—
	2014	2,510	59,325	—	680	—	—	—	—	11,616	—	2,991	—	—	210	—	—	—
	2013	12,735	53,389	630	—	—	100	—	—	13,082	—	3,059	—	—	211	—	—	—
	2012	16,072	23,451	607	280	—	111	—	—	22,949	—	3,083	—	—	7,041	—	—	—
	2011	24,067	31,154	904	—	—	117	—	6,597	17,992	2,794	462	—	—	227	—	—	—
	2010	51,453	21,202	905	—	121	—	—	11,258	17,259	3,871	—	—	—	782	—	—	—
	2009	69,445	29	1,427	—	127	—	—	31,891	—	7,607	—	—	—	362	—	—	—
	2008	87,166	—	3,699	—	135	—	—	43,387	—	7,571	—	—	—	368	—	—	—

96	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2017	14,730	5,171,558	—	14,581	—	489	—	—	23,868	—	12,924	—	—	—	91,818	—	—
	2016	46,004	5,378,634	—	28,917	—	478	—	—	24,439	—	12,949	—	—	—	117,840	—	—
	2015	2,420,001	3,694,087	—	38,758	—	494	—	—	27,235	—	14,187	—	—	1,923	154,283	—	—
	2014	4,342,701	2,471,466	11,722	27,799	559	—	—	18,916	20,171	—	15,393	—	—	58,064	200,324	—	—
	2013	6,173,104	1,195,953	25,328	18,239	568	137	—	30,280	17,286	2,765	14,066	—	—	109,772	81,167	—	1,536
	2012	6,720,312	122,407	45,918	49	511	120	—	33,105	30,516	3,544	13,238	—	—	167,856	4,966	1,479	—
	2011	6,833,482	89,430	47,919	50	526	114	—	37,500	33,530	9,678	12,375	—	1,776	189,512	—	1,533	—
	2010	7,571,090	52,341	49,993	2,689	680	37,685	—	64,290	25,934	18,425	6,885	—	1,842	198,435	—	1,718	—
	2009	7,189,861	198	50,291	2,656	38,516	—	—	102,047	895	25,913	4,041	1,847	—	213,908	—	3,316	—
	2008	4,647,538	—	51,925	—	35,842	—	2,069	124,193	—	31,742	—	2,543	—	191,958	—	3,125	—
Fidelity VIP Mid Cap Portfolio Service Class 2	2017	8,791	1,520,836	—	7,517	—	61	—	—	5,766	—	7,147	—	—	—	62,056	—	186
	2016	25,040	1,796,909	—	11,840	—	67	—	—	6,863	—	9,381	—	—	—	104,903	—	187
	2015	872,041	1,096,300	—	13,722	—	71	—	—	7,805	—	10,491	—	—	178	127,183	—	188
	2014	1,754,946	474,726	2,825	11,469	79	—	—	935	8,448	176	11,187	—	—	55,348	82,431	—	189
	2013	2,290,738	208,912	9,128	6,904	81	—	—	6,307	9,956	446	14,019	—	119	102,467	67,529	—	9,324
	2012	2,879,791	101,685	12,584	6,798	104	—	—	7,897	14,307	2,992	13,905	—	137	175,544	10,424	9,552	192
	2011	3,094,641	55,578	14,903	5,021	104	—	—	8,996	16,994	10,928	7,909	—	167	199,455	—	11,113	—
	2010	3,113,031	25,118	17,559	4,593	101	3,219	—	20,955	15,605	29,952	328	159	—	202,850	—	11,123	—
	2009	3,518,660	—	22,763	1,306	4,142	—	—	47,352	2,476	54,215	109	178	—	240,225	—	11,467	—
	2008	2,539,336	—	33,747	—	5,751	—	891	66,862	—	66,609	—	176	—	265,480	—	11,287	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2017	1,599	199,957	—	5,792	—	—	—	—	15,596	—	8,373	—	—	—	14,275	—	—
	2016	—	253,524	—	5,739	—	—	—	—	20,495	—	9,566	—	—	—	13,149	—	621
	2015	22,910	261,861	—	284	—	—	—	—	23,481	—	9,128	—	—	—	124,606	—	621
Templeton Growth VIP Fund Class 2	2017	—	43,271	—	7,179	—	60	—	—	32,722	—	6,827	—	297	—	20,143	—	—
	2016	—	50,514	—	7,590	—	66	—	—	33,418	—	7,356	—	297	—	21,292	—	—
	2015	1,235	62,925	—	8,666	—	70	—	—	33,639	—	7,456	—	298	—	21,835	—	—
	2014	7,324	69,588	—	8,941	78	—	—	—	31,005	—	8,636	—	331	—	25,155	—	—
	2013	18,159	96,192	645	8,577	80	104	—	759	34,076	—	9,085	—	416	17,741	10,561	—	—
	2012	46,303	93,333	1,725	5,848	102	126	—	1,144	42,006	—	11,135	—	416	31,056	1,706	—	—
	2011	118,196	51,237	5,464	2,507	103	136	—	3,925	42,956	5,799	6,639	—	417	33,103	—	—	—
	2010	167,076	28,281	7,908	385	232	—	—	32,026	25,727	15,437	424	439	—	35,220	—	—	—
	2009	223,358	6,984	9,260	—	236	—	—	69,590	2,165	18,542	—	653	—	37,537	—	1,573	—
	2008	263,333	—	9,051	—	273	—	—	99,677	—	24,857	—	653	—	38,526	—	1,573	—
Franklin Rising Dividends VIP Fund Class 2	2017	633	417,599	—	1,960	—	—	—	—	37,107	—	40,045	—	794	—	16,128	—	—
	2016	268	521,764	—	6,351	—	—	—	—	38,192	—	43,543	—	879	—	23,458	—	3,652
	2015	2,567	616,095	—	7,032	—	—	—	—	42,200	—	46,873	—	910	—	28,922	—	3,939
	2014	114,872	593,528	—	7,057	—	—	—	2,040	50,764	—	48,143	—	943	1,127	32,910	5,066	12,948
	2013	605,466	251,646	4,557	3,441	—	—	—	11,888	50,035	1,621	47,905	—	1,140	16,193	30,317	18,382	287
	2012	915,268	117,951	14,682	1,505	—	—	—	13,723	58,424	1,809	53,818	—	1,281	44,650	2,908	18,977	—
	2011	1,076,055	105,854	19,573	890	—	—	—	14,448	60,048	15,039	47,315	1,115	1,134	46,264	—	18,982	—
	2010	1,304,417	64,263	19,150	1,934	—	3,786	—	40,852	60,243	75,114	1,869	1,378	939	45,177	—	18,990	—
	2009	1,557,678	1,150	21,291	963	4,467	—	—	132,201	1,410	143,754	378	2,513	—	47,583	—	19,231	—
	2008	1,644,738	—	22,858	—	5,013	—	—	151,244	—	182,251	—	3,486	—	48,045	—	19,225	—

APPENDIX	PROSPECTUS	97

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Franklin Small Cap Value VIP Fund Class 2	2017	8,165	1,037,518	—	3,459	—	—	—	—	19,636	—	2,552	—	—	—	26,474	—	—
	2016	16,667	1,195,873	—	7,033	—	—	—	—	20,436	—	3,123	—	—	—	48,677	—	—
	2015	534,719	935,119	—	8,068	—	—	—	—	20,818	—	3,847	—	—	1,321	65,770	—	—
	2014	1,191,349	399,384	2,920	5,214	—	—	—	1,480	21,494	—	4,594	—	—	48,192	26,958	—	—
	2013	1,574,780	134,581	8,257	933	—	—	—	5,343	21,575	154	6,172	—	155	61,096	26,576	—	9,521
	2012	2,082,985	63,562	10,809	1,005	—	—	—	5,931	22,819	1,618	5,476	—	188	96,374	1,739	9,957	—
	2011	2,361,206	33,758	11,858	236	—	—	—	9,393	26,024	3,949	3,715	—	197	105,626	—	9,957	—
	2010	2,551,929	21,001	12,728	275	—	—	—	31,556	10,093	9,110	816	306	—	121,064	—	9,957	—
	2009	2,778,330	6,845	14,671	—	—	—	—	45,014	3,486	21,414	904	428	—	132,839	—	9,957	—
	2008	2,154,807	—	19,718	—	—	—	—	60,937	—	25,659	—	634	—	144,912	—	9,957	—
MFS Total Return Bond Series Service Class	2017	—	41,209	—	720	—	—	—	—	2,559	—	649	—	—	—	762	—	—
	2016	—	46,926	—	722	—	—	—	—	2,236	—	1,477	—	—	—	765	—	—
	2015	—	72,919	—	725	—	—	—	—	3,036	—	1,866	—	—	—	68	—	736
	2014	3,222	79,668	—	857	—	—	—	—	7,749	—	2,211	—	—	488	71	—	740
	2013	17,912	82,151	—	729	—	129	—	1,943	14,283	—	2,717	—	—	494	300	—	732
	2012	37,653	65,341	—	732	—	114	—	4,667	22,942	—	3,611	—	147	1,756	304	656	—
	2011	77,389	47,827	773	2	—	108	—	6,182	26,003	83	5,103	—	137	6,864	—	633	—
	2010	94,295	32,872	775	2	117	8,847	—	24,215	18,819	3,792	3,802	—	138	2,291	—	657	—
	2009	111,791	82	2,020	—	9,480	—	—	39,816	8,318	12,958	1,506	144	—	1,145	—	624	—
	2008	118,598	—	2,190	—	8,681	—	1,990	65,503	—	15,314	—	929	—	1,193	—	577	—
MFS Core Equity Portfolio Service Class	2017	—	1,690	—	103	—	—	—	—	44	—	—	—	—	—	201	—	—
	2016	—	1,696	—	104	—	—	—	—	44	—	—	—	—	—	202	—	—
	2015	487	6,377	—	104	—	—	—	—	45	—	—	—	—	—	203	—	—
	2014	487	6,670	—	104	—	—	—	—	45	—	—	—	—	217	—	—	—
	2013	949	6,581	—	104	—	—	—	—	45	—	—	—	—	218	—	—	—
	2012	1,210	9,249	111	—	—	—	—	—	45	—	—	—	—	245	—	—	—
	2011	1,008	14,277	112	—	—	—	—	—	647	—	—	—	—	246	—	—	—
	2010	7,688	10,942	112	—	—	—	—	632	101	—	—	—	—	787	—	—	—
	2009	12,516	6,811	112	—	—	—	—	48	59	—	—	—	—	324	—	—	—
	2008	20,438	—	113	—	—	—	—	139	—	—	—	—	—	328	—	—	—
MFS Growth Series Service Class	2017	—	8,257	—	55	—	—	—	—	240	—	80	—	—	—	1,544	—	—
	2016	—	11,515	—	55	—	—	—	—	275	—	80	—	—	—	1,579	—	—
	2015	112	15,932	—	55	—	—	—	—	508	—	80	—	—	—	1,584	—	—
	2014	1,165	11,549	—	56	—	—	—	—	3,446	—	81	—	—	207	1,393	—	—
	2013	5,511	13,339	—	56	—	—	—	—	3,855	—	81	—	—	1,308	919	—	—
	2012	10,394	12,873	—	56	—	—	—	—	4,489	—	3,869	—	—	8,703	—	—	—
	2011	19,859	16,899	—	56	—	—	—	3,941	1,553	21	3,992	—	—	2,884	—	—	—
	2010	41,571	2,379	1,154	56	—	—	—	5,111	935	3,964	69	—	—	2,500	—	—	—
	2009	48,487	—	1,214	—	—	—	—	7,413	—	4,600	—	—	—	2,510	—	—	—
	2008	54,454	—	1,216	—	—	—	—	8,888	—	5,793	—	—	—	2,934	—	—	—
MFS Investors Trust Series Service Class	2017	908	7,547	—	997	—	—	—	—	1,004	—	—	—	—	—	1,623	—	—
	2016	18	8,455	—	997	—	—	—	—	495	—	—	—	—	—	1,635	—	—
	2015	117	15,190	—	997	—	—	—	—	542	—	—	—	—	—	1,648	—	—
	2014	1,999	13,835	—	997	—	—	—	—	631	—	—	—	—	215	1,457	—	—
	2013	2,565	15,620	—	1,005	—	—	—	—	1,948	—	—	—	—	1,667	92	—	—
	2012	4,545	17,443	—	1,231	—	—	—	2,048	2,813	—	376	—	—	1,695	93	—	—
	2011	6,593	12,623	—	1,242	—	—	—	2,048	2,918	—	485	—	—	1,806	—	—	—
	2010	19,095	6,795	1,046	1,235	—	1,180	—	3,407	7,369	—	570	—	—	1,820	—	—	—
	2009	21,026	6,476	1,273	1,043	1,254	—	—	12,490	237	1,216	—	—	—	239	—	—	—
	2008	29,648	—	2,479	—	1,386	—	—	14,277	—	1,366	—	—	—	242	—	—	—

98	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
MFS New Discovery Series Service Class	2017	405	11,456	—	124	—	—	—	—	200	—	—	—	—	—	603	—	—
	2016	—	12,324	—	125	—	—	—	—	225	—	—	—	—	—	603	—	—
	2015	—	15,786	—	125	—	—	—	—	283	—	—	—	—	—	603	—	—
	2014	1,208	23,239	—	125	—	—	—	—	467	—	—	—	—	—	782	—	—
	2013	3,037	25,306	—	256	—	—	—	1,484	1,026	—	—	—	—	199	603	—	—
	2012	6,207	19,189	134	—	—	—	—	1,300	1,225	—	499	—	—	848	—	—	—
	2011	17,743	14,027	134	—	—	—	—	708	1,771	—	794	—	—	1,700	—	—	—
	2010	38,299	12,504	134	—	—	395	—	2,375	2,646	366	248	—	—	7,783	—	—	—
	2009	65,745	—	208	—	495	—	—	4,216	252	366	279	—	—	4,454	—	—	—
	2008	46,453	—	195	—	631	—	—	7,234	—	845	—	—	—	3,563	—	—	—
MFS Strategic Income Portfolio Service Class	2017	—	24,040	—	1,695	—	—	—	—	429	—	1,832	—	—	—	148	—	—
	2016	—	28,958	—	1,768	—	—	—	—	1,380	—	1,832	—	—	—	817	—	—
	2015	683	70,546	—	1,769	—	—	—	—	1,442	—	1,832	—	—	—	1,060	—	—
	2014	4,824	37,467	860	1,128	—	—	—	—	1,503	—	2,571	—	—	—	9,534	—	—
	2013	13,187	35,179	860	1,157	—	—	—	1,745	1,496	—	2,755	—	—	—	24,810	—	—
	2012	41,173	52,623	937	1,329	—	—	—	1,174	1,589	—	5,185	—	—	31,616	—	—	—
	2011	80,744	57,174	937	1,365	—	—	—	2,720	2,873	668	4,924	—	—	27,268	—	—	—
	2010	116,484	44,996	938	1,625	—	—	—	3,314	5,042	4,987	—	—	—	28,837	—	—	—
	2009	111,968	1,151	2,731	327	—	—	—	5,444	1,013	9,129	—	—	—	22,391	—	—	—
	2008	128,619	—	3,076	—	—	—	—	10,330	—	9,019	—	—	—	25,555	—	—	—
MFS Total Return Series Service Class	2017	32	115,169	—	1,148	—	—	—	—	5,076	—	40,595	—	1,349	—	7,427	—	—
	2016	22	151,997	—	1,899	—	—	—	—	5,484	—	42,329	—	1,439	—	8,077	—	—
	2015	9,175	140,558	—	1,901	—	—	—	—	5,836	—	45,187	—	1,473	162	12,345	—	—
	2014	29,550	140,916	—	1,994	—	—	—	351	8,164	—	45,384	—	1,565	763	18,155	—	—
	2013	53,697	161,734	795	1,124	—	100	—	997	12,464	—	46,372	—	1,744	5,267	22,551	—	—
	2012	121,819	132,120	1,800	560	—	111	—	1,077	16,380	—	49,574	—	1,784	22,637	7,338	—	—
	2011	235,858	83,582	2,135	93	—	117	—	2,721	15,834	10,239	47,228	1,185	703	30,254	—	—	—
	2010	351,849	38,535	2,175	76	120	—	—	15,107	7,107	67,637	1,164	1,973	—	33,947	—	—	—
	2009	471,606	—	2,868	—	127	—	—	28,059	—	114,105	142	2,388	—	26,853	—	1,874	—
	2008	520,325	—	11,964	—	135	—	—	60,693	—	151,654	—	2,455	—	23,238	—	1,875	—

APPENDIX	PROSPECTUS	99

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Victory RS Large Cap Alpha VIP Series	2017	$29.41	$32.06	$—	$31.08	$—	$29.90	$—	$—	$30.84	$—	$29.67	$—	$—	$—	$26.14	$—	$25.32
	2016	25.23	27.35	—	26.57	—	25.62	—	—	26.37	—	25.44	—	—	—	22.36	—	21.72
	2015	23.55	25.39	—	24.71	—	23.89	—	—	24.55	—	23.73	—	—	19.61	20.82	—	20.27
	2014	24.46	26.22	23.86	25.58	23.13	—	—	23.71	25.42	22.98	24.63	—	—	20.43	21.57	19.94	21.05
	2013	21.92	23.37	21.42	22.84	20.82	—	—	21.30	22.70	20.70	22.06	—	—	18.37	19.28	17.97	18.86
	2012	16.08	17.05	15.75	16.70	15.34	—	—	15.67	16.61	15.26	16.18	—	—	13.52	14.11	13.26	—
	2011	14.05	14.81	13.78	14.53	13.46	—	—	13.72	14.46	13.40	14.12	—	—	11.84	—	11.64	—
	2010	15.75	16.51	15.49	16.23	15.16	—	—	15.42	16.17	15.10	15.83	—	—	13.32	—	13.13	—
	2009	13.70	14.28	13.49	14.07	13.24	—	—	13.44	14.01	13.19	13.75	—	—	11.61	—	11.48	—
	2008	11.14	—	11.00	—	10.82	—	—	10.96	—	10.79	—	—	—	9.48	—	9.39	—
Victory S&P 500 Index VIP Series	2017	29.22	31.85	—	30.88	—	29.71	—	—	30.64	—	29.48	—	—	—	23.65	—	22.91
	2016	24.46	26.51	—	25.75	—	24.84	—	—	25.57	—	24.66	—	—	—	19.74	—	19.17
	2015	22.28	24.01	—	23.37	—	22.60	—	—	23.22	—	22.45	—	—	16.90	17.94	—	17.46
	2014	22.44	24.06	21.89	23.46	21.22	—	—	21.75	23.32	21.08	22.60	—	—	17.07	18.02	—	17.59
	2013	20.14	21.47	19.68	20.98	19.12	—	—	19.57	20.86	19.01	20.27	—	—	15.37	16.13	—	15.78
	2012	15.53	16.46	15.20	16.12	14.81	—	—	15.12	16.03	14.73	15.62	—	—	11.88	12.41	11.66	12.17
	2011	13.66	14.40	13.40	14.13	13.09	—	—	13.34	14.06	13.03	13.73	—	13.41	10.49	—	10.31	—
	2010	13.64	14.30	13.41	14.06	13.13	13.76	—	13.35	14.00	13.07	13.70	—	13.42	10.50	—	10.35	—
	2009	12.09	12.61	11.91	12.42	11.69	—	—	11.87	12.37	11.65	12.15	11.43	—	9.34	—	9.23	—
	2008	9.75	—	9.62	—	9.47	—	—	9.59	—	9.44	—	9.29	—	7.55	—	7.48	—
Victory High Yield VIP Series	2017	21.88	23.84	—	23.12	—	22.24	—	—	22.94	—	22.07	—	—	—	18.15	—	—
	2016	20.25	21.95	—	21.32	—	20.57	—	—	21.17	—	20.42	—	—	—	16.75	—	—
	2015	17.85	19.25	—	18.73	—	18.11	—	—	18.61	—	17.99	—	—	13.88	14.73	—	—
	2014	19.04	20.41	18.58	19.91	18.00	—	—	18.46	19.79	17.89	19.18	—	—	14.85	15.68	—	—
	2013	19.55	20.84	19.10	20.36	18.56	—	—	18.99	20.25	18.46	19.67	—	—	15.29	16.05	—	—
	2012	18.60	19.72	18.22	19.31	17.75	—	—	18.12	19.21	17.65	18.71	—	—	14.59	15.23	—	—
	2011	16.53	17.42	16.22	17.10	15.84	—	—	16.14	17.01	15.76	16.62	—	—	13.00	—	—	—
	2010	16.15	16.92	15.87	16.64	15.54	—	—	15.81	16.57	15.47	16.22	15.15	—	12.74	—	—	—
	2009	14.45	15.06	14.24	—	13.97	—	—	14.18	14.78	13.92	14.51	13.66	—	11.44	—	—	—
	2008	10.65	—	10.51	—	10.34	—	—	10.48	—	10.31	—	10.14	—	8.45	—	—	—
Victory INCORE Low Duration Bond VIP Series	2017	—	12.19	—	11.84	—	11.43	—	—	11.76	—	11.35	—	10.95	—	11.75	—	—
	2016	—	12.14	—	11.82	—	11.43	—	—	11.74	—	11.35	—	10.98	—	11.74	—	—
	2015	11.24	12.04	—	11.75	—	11.39	—	—	11.67	—	11.32	—	10.97	—	11.68	—	—
	2014	11.39	12.13	—	11.86	10.82	—	—	11.07	11.79	—	11.46	—	11.14	11.18	11.80	—	—
	2013	11.48	12.16	—	11.92	10.96	11.61	—	11.19	11.85	—	11.55	—	11.26	11.31	11.87	—	—
	2012	11.66	12.28	11.44	12.05	11.18	11.78	—	11.39	12.00	—	11.72	—	11.45	11.51	12.02	—	—
	2011	11.50	12.05	11.31	11.85	11.08	11.61	—	11.27	11.80	11.03	11.56	—	11.32	11.39	—	—	—
	2010	11.49	11.97	11.32	—	11.12	11.58	—	11.28	11.75	11.07	11.54	10.87	—	11.41	—	—	—
	2009	11.18	11.58	11.04	—	10.87	—	—	11.01	—	10.83	—	10.66	—	11.14	—	—	—
	2008	10.70	—	10.58	—	10.44	—	—	10.56	—	10.42	—	10.28	—	10.69	—	—	—
Victory RS Small Cap Growth Equity VIP Series	2017	—	49.22	—	47.72	—	—	—	—	47.35	—	45.55	—	—	—	32.82	—	—
	2016	33.26	36.05	—	35.02	—	—	—	—	34.77	—	33.53	—	—	—	24.11	—	—
	2015	33.37	35.97	—	35.02	—	—	—	—	34.78	—	33.63	—	—	—	24.13	—	—
	2014	33.76	36.18	32.92	35.29	—	—	—	32.72	35.07	31.71	34.00	—	—	23.06	24.35	—	—
	2013	31.20	33.26	30.49	32.50	—	—	—	30.31	32.31	29.46	31.40	—	—	21.38	22.44	—	—
	2012	21.15	22.42	20.71	21.95	—	—	—	20.60	21.84	20.07	21.27	—	—	14.54	15.18	—	—
	2011	18.64	19.65	18.29	19.28	—	—	—	18.20	19.19	17.77	18.74	—	—	12.85	—	—	—
	2010	19.41	20.35	19.09	20.01	—	19.59	—	19.00	19.92	18.61	19.50	—	—	13.42	—	—	—
	2009	15.49	16.14	15.26	15.91	14.97	—	—	15.20	15.85	14.92	15.55	—	—	10.74	—	10.62	—
	2008	11.49	—	11.34	—	11.16	—	—	11.31	—	11.13	—	—	—	7.99	—	7.92	—
Victory RS International VIP Series	2017	23.99	26.15	—	25.35	—	24.39	—	—	25.16	—	24.20	—	—	—	18.53	—	17.95
	2016	19.43	21.06	—	20.46	—	19.73	—	—	20.31	—	19.59	—	—	—	14.97	—	14.54
	2015	19.46	20.98	—	20.42	—	19.74	—	—	20.28	—	19.61	—	—	14.09	14.96	—	14.56
	2014	19.64	21.06	19.16	20.54	18.57	—	—	19.04	20.41	18.45	19.78	—	—	14.26	15.06	—	14.70
	2013	21.11	22.50	20.63	21.99	20.05	—	—	20.51	21.87	19.93	21.25	—	—	15.38	16.14	—	15.79
	2012	17.89	18.96	17.52	18.57	17.07	—	—	17.43	18.47	16.98	18.00	—	—	13.07	13.64	12.82	—
	2011	15.38	16.22	15.10	15.91	14.74	—	—	15.02	15.84	14.67	15.47	—	15.11	11.27	—	11.08	—
	2010	17.72	18.58	17.42	18.27	17.06	—	—	17.35	18.19	16.99	17.81	16.63	—	13.02	—	12.84	—
	2009	15.80	16.47	15.56	16.22	15.27	—	—	15.50	16.16	15.22	15.86	14.93	—	11.64	—	11.51	—
	2008	11.57	—	11.42	—	11.24	—	—	11.38	—	11.20	—	11.02	—	8.55	—	8.47	—

100	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Victory Sophus Emerging Markets VIP Series	2017	$—	$44.57	$—	$43.21	$—	$—	$—	$—	$42.88	$—	$41.25	$—	$—	$—	$26.13	$—	$—
	2016	—	31.57	—	30.67	—	—	—	—	30.45	—	29.37	—	—	—	18.57	—	—
	2015	26.57	28.64	—	27.88	—	—	—	—	27.69	—	26.78	—	—	15.91	16.89	—	—
	2014	30.99	33.22	30.23	32.40	—	—	—	30.04	32.20	29.12	31.21	—	—	18.62	19.65	—	—
	2013	32.76	34.92	32.02	34.13	—	—	—	31.83	33.93	30.93	32.97	—	—	19.74	20.72	—	20.27
	2012	34.54	36.62	33.83	35.86	—	—	—	33.65	35.67	32.78	34.75	—	—	20.87	21.79	20.47	—
	2011	30.95	32.63	30.37	32.02	—	—	—	30.23	31.87	29.52	31.12	—	30.39	18.76	—	18.45	—
	2010	39.87	41.79	39.20	41.09	—	—	—	39.03	40.91	38.21	40.06	37.41	—	24.24	—	23.89	—
	2009	34.06	35.50	33.55	—	—	—	—	33.43	34.85	32.81	34.20	32.20	—	20.77	—	20.52	—
	2008	17.65	—	17.43	—	—	—	—	17.37	—	17.09	—	16.82	—	10.80	—	10.70	—
Victory INCORE Investment Quality Bond VIP Series	2017	15.20	16.57	—	16.07	—	15.46	—	—	15.94	—	15.34	—	—	—	14.42	—	13.97
	2016	14.86	16.10	—	15.64	—	15.09	—	—	15.53	—	14.98	—	—	—	14.06	—	13.65
	2015	14.61	15.74	—	15.33	—	14.82	—	—	15.22	—	14.72	—	—	12.98	13.78	—	13.42
	2014	14.82	15.88	14.45	15.49	14.01	—	—	14.36	15.39	13.92	14.92	—	—	13.21	13.95	12.89	13.61
	2013	14.29	15.23	13.96	14.88	13.57	—	—	13.88	14.80	13.49	14.38	—	—	12.78	13.41	12.50	13.12
	2012	14.78	15.67	14.48	15.34	14.10	—	—	14.40	15.26	14.03	14.87	—	14.49	13.26	13.84	13.01	13.58
	2011	14.15	14.91	13.88	14.63	13.55	—	—	13.81	14.56	13.49	14.22	—	13.89	12.73	—	12.51	—
	2010	13.45	14.09	13.22	13.86	12.94	—	—	13.16	13.80	12.89	13.51	12.62	13.23	12.13	—	11.96	—
	2009	12.70	13.24	12.52	13.05	12.28	—	—	12.47	13.00	12.24	12.76	12.01	—	11.50	—	11.36	—
	2008	11.63	—	11.48	—	11.29	—	—	11.44	—	11.26	—	11.08	—	10.56	—	10.46	—
Gabelli Capital Asset Fund	2017	—	35.79	—	34.76	—	—	—	—	34.50	—	33.26	—	32.06	—	24.38	—	—
	2016	27.86	30.07	—	29.26	—	—	—	—	29.06	—	28.08	—	27.13	—	20.54	—	—
	2015	24.82	26.64	—	25.97	—	—	—	—	25.81	—	25.00	—	24.22	—	18.25	—	17.77
	2014	27.70	29.56	27.06	28.88	—	—	—	26.90	28.71	—	27.88	—	27.08	19.25	20.32	—	19.83
	2013	28.04	29.75	27.44	29.12	—	—	—	27.30	28.97	—	28.21	—	27.46	19.54	20.51	—	20.07
	2012	20.75	21.90	20.35	21.48	—	—	—	20.25	21.37	19.77	20.86	—	20.36	14.50	15.14	14.22	—
	2011	18.00	18.89	17.69	18.56	—	—	—	17.61	18.48	17.23	18.08	—	17.70	12.62	—	12.41	—
	2010	18.36	19.17	18.08	18.87	—	—	—	18.01	18.80	17.67	18.44	17.34	18.09	12.91	—	12.73	—
	2009	14.39	—	14.20	—	—	—	—	14.15	—	13.92	—	13.69	—	10.15	—	10.03	—
	2008	10.87	—	10.75	—	—	—	—	10.72	—	10.57	—	10.42	—	7.69	—	7.62	—
Value Line Centurion Fund	2017	—	23.49	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	2016	18.41	19.86	—	—	—	—	—	—	19.20	—	—	—	—	—	—	—	—
	2015	17.53	18.81	—	—	—	—	—	—	18.23	—	—	—	—	—	—	—	—
	2014	17.65	18.84	—	—	—	—	—	17.14	—	—	—	—	—	—	14.97	—	—
	2013	16.44	17.45	—	—	—	—	—	16.01	16.99	—	—	—	—	—	13.91	—	—
	2012	12.78	13.49	—	—	—	—	—	12.47	13.16	—	—	—	—	10.33	—	—	—
	2011	11.28	11.84	—	—	—	—	—	11.04	11.59	10.80	—	—	—	9.14	—	—	—
	2010	10.92	11.39	10.75	—	—	—	—	10.71	—	10.50	—	—	—	8.87	—	—	—
	2009	8.84	—	8.72	—	—	—	—	8.69	—	8.54	—	—	—	7.20	—	—	—
	2008	8.09	—	8.00	—	—	—	—	7.98	—	7.87	—	—	—	6.62	—	—	—
Value Line Strategic Asset Management Trust	2017	—	27.58	—	26.78	—	—	—	—	26.59	—	25.63	—	24.70	—	21.63	—	—
	2016	—	23.88	—	23.24	—	—	—	—	23.08	—	22.30	—	21.55	—	18.79	—	—
	2015	21.35	22.91	—	22.34	—	—	—	—	22.20	—	21.50	—	20.83	17.03	18.08	—	—
	2014	21.54	22.99	21.04	22.46	—	—	—	—	22.32	—	21.68	—	21.06	17.23	18.19	—	—
	2013	20.20	21.44	19.78	20.99	—	—	—	19.67	20.88	—	20.33	—	19.79	16.21	17.02	—	—
	2012	16.91	17.84	16.58	17.50	—	—	—	16.50	17.42	16.11	17.00	—	16.59	13.61	14.21	—	—
	2011	14.91	15.64	14.65	15.38	—	—	—	14.59	15.31	14.27	14.98	—	14.66	12.03	—	—	—
	2010	14.63	15.27	14.41	15.04	—	14.75	—	14.35	14.98	14.08	14.70	13.81	—	11.85	—	—	—
	2009	12.93	13.42	12.76	—	12.54	—	—	12.71	—	12.50	—	12.30	—	10.50	—	10.38	—
	2008	10.86	—	10.74	—	10.59	—	—	10.71	—	10.56	—	10.41	—	8.85	—	8.76	—

APPENDIX	PROSPECTUS	101

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Invesco V.I. American Franchise Fund Series II	2017	$21.62	$23.57	$—	$22.85	$—	$—	$—	$—	$22.67	$—	$21.81	$—	$—	$—	$18.33	$—	$—
	2016	17.32	18.78	—	18.24	—	—	—	—	18.11	—	17.46	—	—	—	14.65	—	—
	2015	17.28	18.63	—	18.13	—	—	—	—	18.01	—	17.41	—	—	13.73	14.57	—	—
	2014	16.79	18.00	16.38	17.56	—	—	—	16.28	17.45	—	16.91	—	—	13.38	14.12	—	—
	2013	15.80	16.84	15.44	16.46	—	—	—	15.35	16.37	—	15.90	—	—	12.63	13.26	—	12.97
	2012	11.50	12.19	11.26	11.94	—	—	—	11.21	11.88	10.92	11.57	—	—	9.22	9.63	9.04	—
	2011	10.43	11.00	10.24	10.79	—	—	—	10.19	10.74	9.95	10.49	—	—	8.39	—	8.25	—
	2010	11.55	12.11	11.36	11.91	—	—	—	11.31	11.86	11.07	—	—	—	9.32	—	9.18	—
	2009	10.21	—	10.06	—	—	—	—	10.02	10.44	9.83	—	—	—	8.26	—	8.16	—
	2008	8.61	—	8.50	—	—	—	—	8.47	—	8.33	—	—	—	6.98	—	6.92	—
Invesco V.I. Value Opportunities Fund Series II	2017	—	20.76	—	20.13	—	—	—	—	19.98	—	19.22	—	—	—	15.27	—	—
	2016	—	17.93	—	17.42	—	—	—	—	17.29	—	16.68	—	—	—	13.22	—	—
	2015	—	15.39	—	14.98	—	—	—	—	14.88	—	14.38	—	—	—	11.38	—	—
	2014	16.26	17.43	—	17.00	—	—	—	—	16.90	—	16.38	—	—	—	12.93	—	—
	2013	15.56	16.58	—	16.21	—	—	—	—	16.12	—	15.66	—	—	11.75	12.34	—	—
	2012	11.88	12.59	—	12.33	—	—	—	—	12.27	—	11.95	—	—	9.00	9.40	—	—
	2011	10.28	10.84	—	10.63	—	—	—	—	10.58	9.80	10.33	—	—	7.81	—	—	—
	2010	10.83	11.35	—	11.16	—	—	—	10.60	11.11	10.38	—	—	—	8.26	—	—	—
	2009	10.31	10.74	10.15	—	—	—	—	10.11	10.54	9.93	—	—	—	7.88	—	—	—
	2008	7.10	—	7.01	—	—	—	—	6.99	—	6.87	—	—	—	5.44	—	—	—
Invesco V.I. Government Securities Fund Series II	2017	12.25	13.35	—	12.95	—	—	—	—	12.85	—	12.36	—	—	—	12.32	—	—
	2016	12.26	13.29	—	12.91	—	—	—	—	12.81	—	12.36	—	—	—	12.30	—	—
	2015	12.35	13.31	—	12.96	—	—	—	—	12.87	—	12.45	—	—	11.64	12.36	—	—
	2014	12.56	13.47	—	13.14	—	—	—	12.18	13.05	—	12.65	—	—	11.88	12.54	—	—
	2013	12.31	13.12	—	12.82	—	12.46	—	11.96	12.75	—	12.39	—	12.04	11.67	12.26	—	—
	2012	12.90	13.67	12.63	13.39	—	13.04	—	12.56	13.32	12.24	12.97	—	12.64	12.27	12.81	—	—
	2011	12.84	13.54	12.60	13.28	—	12.97	—	12.54	13.22	12.25	12.91	—	12.61	12.25	—	—	—
	2010	12.14	12.73	11.94	12.52	11.69	12.25	—	11.89	12.46	11.64	12.20	11.40	—	11.62	—	—	—
	2009	11.76	12.26	11.58	—	11.37	—	—	11.54	12.03	11.33	11.81	11.12	—	11.29	—	—	—
	2008	12.00	—	11.84	—	11.65	—	—	11.81	—	11.62	—	11.43	—	11.55	—	—	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2017	—	27.78	—	26.93	—	—	—	—	26.72	—	25.71	—	—	—	19.41	—	—
	2016	—	24.52	—	23.82	—	—	—	—	23.65	—	22.81	—	—	—	17.19	—	—
	2015	20.35	21.93	—	21.35	—	—	—	—	21.21	—	20.50	—	—	14.52	15.42	—	—
	2014	21.64	23.19	—	22.62	—	—	—	20.97	22.48	—	21.79	—	—	15.49	16.35	—	—
	2013	21.14	22.53	—	22.02	—	—	—	20.54	21.90	—	21.28	—	—	15.18	15.93	—	—
	2012	16.75	17.75	—	17.39	—	—	—	16.31	17.29	—	16.85	—	—	12.06	12.59	—	—
	2011	15.41	16.24	—	15.94	—	—	—	15.05	15.86	14.70	15.49	—	15.13	11.13	—	—	—
	2010	16.77	17.59	—	17.29	—	—	—	16.42	17.22	16.08	—	15.74	—	12.15	—	—	—
	2009	15.01	15.64	14.78	—	—	—	—	14.73	15.35	14.45	—	14.19	—	10.90	—	—	—
	2008	11.76	—	11.61	—	—	—	—	11.57	—	11.39	—	11.20	—	8.57	—	—	—

102	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Invesco V.I. Core Equity Fund Series II	2017	$—	$23.88	$—	$—	$—	$—	$—	$—	$22.98	$—	$22.10	$—	$—	$—	$19.54	$—	$—
	2016	—	21.42	—	—	—	—	—	—	20.65	—	19.92	—	—	—	17.57	—	—
	2015	—	19.70	—	—	—	—	—	—	19.05	—	18.42	—	—	—	16.22	—	—
	2014	19.79	21.21	—	—	—	—	—	—	20.56	—	19.93	—	—	—	17.51	—	—
	2013	18.68	19.91	—	—	—	—	—	—	19.35	—	18.80	—	—	—	16.48	—	—
	2012	14.74	15.63	—	—	—	—	—	—	15.22	—	14.83	—	—	12.43	—	—	—
	2011	13.21	13.92	—	—	—	—	—	—	13.60	12.60	—	—	—	11.17	—	—	—
	2010	13.48	14.13	—	—	—	13.60	—	13.20	13.84	12.92	—	—	—	—	—	—	—
	2009	12.56	13.09	—	—	12.14	—	—	12.33	12.85	12.10	—	—	—	—	—	—	—
	2008	9.99	—	—	—	9.70	—	—	9.83	—	9.67	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund Series II	2017	28.39	30.94	—	30.00	—	—	—	—	29.77	—	28.64	—	—	—	21.92	—	—
	2016	25.34	27.47	—	26.68	—	—	—	—	26.49	—	25.55	—	—	—	19.52	—	—
	2015	21.59	23.28	—	22.66	—	—	—	—	22.50	—	21.76	—	—	—	16.59	—	—
	2014	22.73	24.37	22.17	23.77	—	—	—	22.03	23.62	—	22.89	—	—	16.50	17.42	—	—
	2013	21.04	22.43	20.56	21.92	—	—	—	20.44	21.79	—	21.17	—	—	15.32	16.08	—	—
	2012	16.01	16.97	15.67	16.62	—	—	—	15.59	16.53	15.19	16.10	—	15.69	11.69	12.20	—	—
	2011	14.25	15.02	13.98	14.74	—	—	—	13.91	14.67	13.59	14.32	—	13.99	10.44	—	—	—
	2010	14.84	15.55	14.59	15.29	—	—	—	14.53	15.23	14.22	14.91	13.92	14.60	10.90	—	—	—
	2009	13.46	14.03	13.26	13.82	13.01	—	—	13.21	13.77	12.97	13.52	12.73	—	9.92	—	—	—
	2008	11.04	—	10.90	—	10.72	—	—	10.86	—	10.69	—	10.51	—	8.16	—	—	—
Alger Capital Appreciation Portfolio Class S	2017	—	44.80	—	43.44	—	—	—	—	43.10	—	41.47	—	—	—	35.83	—	—
	2016	—	34.69	—	33.70	—	—	—	—	33.45	—	32.26	—	—	—	27.82	—	—
	2015	—	35.03	—	34.10	—	—	—	—	33.87	—	32.75	—	—	—	28.18	—	—
	2014	31.23	33.48	—	32.65	—	—	—	—	32.45	—	31.45	—	—	25.58	27.01	—	—
	2013	28.02	29.87	—	29.19	—	—	—	27.22	29.02	—	28.20	—	—	23.02	24.17	—	23.65
	2012	21.16	22.43	20.72	21.96	—	—	—	20.61	21.85	—	21.28	—	—	17.44	18.20	17.10	—
	2011	18.26	19.25	17.92	18.89	—	—	—	17.84	18.80	—	18.36	—	—	15.10	—	14.85	—
	2010	18.71	19.61	18.39	19.28	—	—	—	18.31	19.20	17.93	—	—	—	15.51	—	15.29	—
	2009	16.76	17.47	16.51	17.21	—	—	—	16.45	17.14	16.14	—	—	—	13.94	—	13.77	—
	2008	11.32	—	11.17	—	—	—	—	11.14	—	10.96	—	—	—	9.44	—	9.35	—
AB VPS Growth and Income Portfolio Class B	2017	—	29.14	—	28.25	—	—	—	—	28.03	—	26.97	—	—	—	20.97	—	—
	2016	—	24.87	—	24.16	—	—	—	—	23.98	—	23.13	—	—	—	17.95	—	17.43
	2015	21.02	22.66	—	22.06	—	—	—	—	21.91	—	21.19	—	—	—	16.40	—	15.97
	2014	21.10	22.62	—	22.06	—	—	—	—	21.92	—	21.25	—	—	15.55	16.42	—	16.02
	2013	19.65	20.94	19.20	20.47	—	—	—	—	20.35	—	19.77	—	—	14.53	15.25	14.21	—
	2012	14.86	15.75	14.55	15.42	—	—	—	14.47	15.34	—	14.95	—	14.56	11.02	—	10.81	—
	2011	12.90	13.60	12.66	13.34	—	—	—	12.60	13.28	12.30	12.97	—	12.66	9.59	—	9.43	—
	2010	12.38	12.97	12.17	12.76	—	—	—	12.12	12.70	11.86	12.44	—	12.17	9.23	—	9.10	—
	2009	11.17	—	11.00	11.47	—	—	—	10.96	11.43	10.76	11.21	10.56	—	8.36	—	8.26	—
	2008	9.44	—	9.32	—	—	—	—	9.29	—	9.14	—	9.00	—	7.09	—	7.02	—
AB VPS Large Cap Growth Portfolio Class B	2017	—	31.53	—	—	—	—	—	—	30.34	—	29.18	—	—	—	27.31	—	—
	2016	—	24.24	—	—	—	—	—	—	23.38	—	22.54	—	—	—	21.06	—	—
	2015	—	23.97	—	23.33	—	—	—	—	23.17	—	22.41	—	—	—	20.88	—	—
	2014	20.42	21.88	—	21.34	—	—	—	—	21.21	—	20.56	—	—	—	19.13	—	—
	2013	18.25	19.46	—	19.02	—	—	—	17.74	18.91	—	18.37	—	—	16.25	17.05	—	—
	2012	13.56	14.37	—	14.08	—	—	—	13.21	14.00	—	13.64	—	—	12.11	12.64	—	—
	2011	11.83	12.47	—	12.23	—	—	—	11.55	12.17	11.28	11.89	—	—	10.59	—	—	—
	2010	12.51	13.11	—	12.89	—	—	—	12.24	12.84	11.99	12.57	—	—	11.23	—	—	—
	2009	11.59	—	11.42	—	—	—	—	11.37	11.86	11.16	11.64	—	—	10.44	—	—	—
	2008	8.60	—	8.49	—	—	—	—	8.46	—	8.33	—	—	—	7.77	—	—	—

APPENDIX	PROSPECTUS	103

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
AB VPS Global Thematic Growth Portfolio Class B	2017	$—	$21.17	$—	$20.53	$—	$—	$—	$—	$20.37	$—	$19.59	$—	$—	$—	$18.19	$—	$—
	2016	—	15.72	—	15.27	—	—	—	—	15.16	—	14.62	—	—	—	13.55	—	—
	2015	14.89	16.05	—	15.63	—	—	—	—	15.52	—	15.01	—	—	—	13.87	—	—
	2014	14.77	15.83	—	15.44	—	—	—	14.31	15.34	—	14.87	—	—	13.00	—	—	—
	2013	14.34	15.29	—	14.94	—	—	—	13.93	14.85	—	14.43	—	—	12.66	—	—	—
	2012	11.87	12.59	11.63	12.32	—	—	—	11.57	12.26	—	11.94	—	—	10.51	—	—	—
	2011	10.67	11.25	10.47	11.04	—	—	—	10.42	10.99	—	10.73	—	—	9.48	—	—	—
	2010	14.18	14.87	13.94	14.62	—	—	—	13.88	14.55	13.59	14.25	—	—	12.63	—	—	—
	2009	12.17	12.69	11.99	—	—	—	—	11.95	12.45	11.72	12.22	—	—	10.87	—	—	—
	2008	8.09	—	7.98	—	—	—	—	7.96	—	7.83	—	—	—	7.25	—	—	—
AB VPS Real Estate Investment Portfolio Class B	2017	—	40.59	—	39.36	—	—	—	—	39.05	—	37.57	—	—	—	23.60	—	—
	2016	—	38.63	—	37.52	—	—	—	—	37.25	—	35.93	—	—	—	22.53	—	—
	2015	33.77	36.41	—	35.44	—	—	—	—	35.20	—	34.03	—	—	20.06	21.30	—	—
	2014	34.15	36.60	—	35.70	—	—	—	33.10	35.48	—	34.39	—	—	20.35	21.48	—	—
	2013	27.81	29.65	—	28.98	—	—	—	27.03	28.81	—	27.99	—	27.20	16.62	17.45	—	—
	2012	27.23	28.86	—	28.26	—	—	—	26.52	28.12	25.84	27.39	—	26.68	16.32	17.04	—	—
	2011	22.94	24.18	22.50	23.72	—	—	—	22.40	23.61	21.87	23.06	—	22.52	13.79	—	—	—
	2010	21.46	22.50	21.10	22.12	—	—	—	21.01	22.03	20.57	21.57	20.14	—	12.94	—	—	—
	2009	17.33	—	17.07	—	—	—	—	17.01	17.73	16.70	17.40	16.39	—	10.48	—	10.36	—
	2008	13.65	—	13.47	—	—	—	—	13.43	—	13.22	—	13.00	—	8.28	—	8.20	—
AB VPS Value Portfolio Class B	2017	—	22.65	—	21.96	—	—	—	—	21.79	—	—	—	—	—	15.91	—	—
	2016	—	20.24	—	19.66	—	—	—	—	19.52	—	—	—	—	—	14.26	—	—
	2015	17.07	18.40	—	17.91	—	—	—	—	17.79	—	17.20	—	—	—	13.00	—	—
	2014	18.72	20.07	—	19.57	—	—	—	18.14	19.45	—	18.85	—	—	—	14.22	—	—
	2013	17.20	18.33	—	17.92	—	—	—	16.71	17.81	—	17.31	—	—	12.41	13.03	—	—
	2012	12.82	13.60	—	13.31	—	—	—	12.49	13.24	—	12.90	—	—	9.28	—	—	—
	2011	11.30	11.91	—	11.69	—	—	—	11.03	11.63	10.77	11.36	—	—	8.20	—	—	—
	2010	11.95	12.53	—	12.32	—	—	—	11.70	12.26	11.45	12.01	—	—	8.70	—	—	—
	2009	10.92	11.38	10.75	11.21	—	—	—	10.71	11.17	10.52	—	—	—	7.97	—	—	—
	2008	9.18	—	9.06	—	8.92	—	—	9.03	—	8.89	—	—	—	6.73	—	—	—
Davis Financial Portfolio	2017	—	20.66	—	20.14	—	—	—	—	20.01	—	—	—	—	—	19.88	—	—
	2016	—	17.22	—	16.82	—	—	—	—	16.72	—	—	—	—	—	16.62	—	—
	2015	14.37	15.25	—	14.93	—	—	—	—	14.85	—	—	—	—	—	14.77	—	—
	2014	14.34	15.14	—	14.84	—	—	—	13.99	—	—	—	—	—	13.92	14.70	—	—
	2013	12.93	13.57	12.71	13.34	—	—	—	12.65	—	—	—	—	—	12.60	13.22	—	12.94
	2012	10.03	10.47	9.87	10.31	—	—	—	9.83	—	—	—	—	—	9.80	—	9.61	—
	2011	8.59	8.92	8.47	—	—	—	—	8.44	—	—	—	—	—	8.42	—	8.28	—
	2010	9.50	9.80	9.39	—	—	—	—	9.36	—	—	—	—	—	9.33	—	9.20	—
	2009	8.70	—	8.62	—	—	—	—	8.60	—	8.50	—	—	—	8.58	—	8.48	—
	2008	6.27	—	6.22	—	—	—	—	6.21	—	6.16	—	—	—	6.20	—	6.14	—
Davis Real Estate Portfolio	2017	—	19.20	—	18.72	—	—	—	—	18.60	—	—	—	—	—	18.48	—	—
	2016	—	17.95	—	17.54	—	—	—	—	17.43	—	—	—	—	—	17.33	—	—
	2015	15.60	16.57	—	16.21	—	—	—	—	16.13	—	—	—	—	15.11	16.04	—	—
	2014	15.62	16.49	15.32	16.18	—	—	—	15.25	16.10	—	—	—	—	15.17	16.02	—	—
	2013	12.47	13.09	12.25	12.86	—	—	—	12.20	—	—	12.53	—	—	12.14	12.75	—	12.47
	2012	12.86	13.42	12.66	13.22	—	—	—	12.61	—	—	12.92	—	—	12.56	13.12	12.32	—
	2011	11.17	11.60	11.02	11.44	—	—	—	10.99	—	10.80	—	—	—	10.95	—	10.77	—
	2010	10.44	10.78	10.32	—	—	—	—	10.29	10.63	10.15	—	—	—	10.26	—	10.12	—
	2009	8.88	—	8.80	—	—	—	—	8.77	—	8.67	—	—	—	8.75	—	8.65	—
	2008	6.86	—	6.81	—	—	—	—	6.80	—	6.73	—	—	—	6.78	—	6.72	—

104	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Davis Value Portfolio	2017	$19.83	$21.29	$—	$20.76	$—	$—	$—	$—	$20.62	$—	$19.98	$—	$—	$—	$20.49	$—	$19.85
	2016	16.46	17.57	—	17.17	—	—	—	—	17.07	—	16.57	—	—	—	16.97	—	16.47
	2015	14.98	15.90	—	15.56	—	—	—	—	15.48	—	15.07	—	—	14.50	15.39	—	14.99
	2014	15.00	15.84	14.71	15.53	—	—	—	14.64	15.46	14.29	15.09	—	—	14.57	15.38	—	15.01
	2013	14.40	15.11	14.15	14.85	—	—	—	14.09	14.79	13.78	14.47	—	14.16	14.02	14.72	—	14.41
	2012	10.98	11.47	10.81	11.29	—	—	—	10.77	11.25	10.57	11.03	—	10.82	10.73	11.20	10.52	—
	2011	9.89	10.26	9.75	—	—	—	—	9.72	—	9.56	9.92	—	9.76	9.69	—	9.53	—
	2010	10.50	10.84	10.38	—	—	—	—	10.35	—	10.20	—	10.06	—	10.32	—	10.17	—
	2009	9.48	—	9.39	—	—	—	—	9.36	—	9.25	—	9.15	—	9.34	—	9.23	—
	2008	7.35	—	7.30	—	—	—	—	7.29	—	7.22	—	7.15	—	7.27	—	7.20	—
Fidelity VIP Balanced Portfolio Service Class 2	2017	—	25.93	—	25.14	—	—	—	—	24.95	—	24.00	—	—	—	20.82	—	—
	2016	—	22.61	—	21.96	—	—	—	—	21.80	—	21.03	—	—	—	18.20	—	—
	2015	19.84	21.39	—	20.82	—	—	—	—	20.68	—	19.99	—	—	16.27	17.27	—	—
	2014	20.12	21.57	—	21.04	—	—	—	—	20.91	—	20.26	—	—	16.55	17.47	—	—
	2013	18.61	19.84	—	19.39	—	18.84	—	18.09	19.28	—	18.74	—	—	15.36	16.12	—	—
	2012	15.88	16.84	—	16.49	—	16.06	—	15.47	16.40	—	15.98	—	—	13.14	13.72	—	—
	2011	14.08	14.84	13.82	14.56	—	14.22	—	13.75	14.49	13.43	14.15	—	—	11.68	—	—	—
	2010	14.90	15.62	14.65	15.36	14.34	—	—	14.59	15.29	14.28	14.97	13.98	—	12.40	—	—	—
	2009	12.88	13.43	12.69	—	12.45	—	—	12.64	13.18	12.41	12.93	12.18	—	10.75	—	—	—
	2008	9.48	—	9.35	—	9.20	—	—	9.32	—	9.17	—	9.03	—	7.93	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2	2017	33.33	36.33	—	35.23	—	33.89	—	—	34.95	—	33.63	—	—	—	24.73	—	—
	2016	27.90	30.25	—	29.38	—	28.34	—	—	29.17	—	28.13	—	—	—	20.65	—	20.05
	2015	26.36	28.42	—	27.66	—	26.74	—	—	27.47	—	26.56	—	—	18.33	19.46	—	18.94
	2014	26.72	28.64	26.06	27.94	25.26	—	—	25.90	27.76	25.10	26.91	—	—	18.63	19.67	18.18	19.20
	2013	24.36	25.96	23.80	25.37	23.13	24.66	—	23.67	25.23	23.00	24.52	—	23.82	17.03	17.88	16.67	17.50
	2012	18.93	20.07	18.54	19.65	18.06	19.14	—	18.44	19.55	17.96	19.04	—	18.55	13.28	13.86	13.02	—
	2011	16.59	17.49	16.28	17.16	15.90	16.76	—	16.20	17.08	15.82	16.68	—	16.29	11.67	—	11.48	—
	2010	17.37	18.21	17.08	17.90	16.72	17.53	—	17.00	17.83	16.65	17.45	16.30	17.09	12.26	—	12.08	—
	2009	15.12	15.76	14.89	15.53	14.62	—	—	14.84	15.47	14.56	15.18	14.29	—	10.70	—	10.58	—
	2008	11.36	—	11.21	—	11.03	—	10.85	11.18	—	11.00	—	10.82	—	8.06	—	7.99	—
Fidelity VIP Equity-Income Portfolio Service Class 2	2017	23.96	26.12	—	25.32	—	—	—	—	25.13	—	24.17	—	—	—	19.10	—	18.50
	2016	21.65	23.47	—	22.80	—	—	—	—	22.63	—	21.83	—	—	—	17.21	—	16.71
	2015	18.72	20.18	—	19.64	—	—	—	—	19.51	—	18.86	—	—	13.98	14.84	—	14.45
	2014	19.90	21.33	19.41	20.80	—	—	—	19.29	20.67	18.69	20.04	—	—	14.91	15.74	—	15.36
	2013	18.67	19.90	18.24	19.45	—	—	—	18.14	19.34	17.63	18.79	—	18.26	14.03	14.73	—	14.41
	2012	14.86	15.76	14.56	15.43	—	—	—	14.48	15.35	14.11	14.95	—	14.57	11.20	11.70	10.99	—
	2011	12.92	13.62	12.68	13.37	—	—	—	12.62	13.31	12.33	12.99	—	12.69	9.77	—	9.61	—
	2010	13.07	13.70	12.85	13.47	—	—	—	12.79	13.41	12.53	13.13	12.26	—	9.91	—	9.77	—
	2009	11.57	12.07	11.40	11.89	—	—	—	11.36	11.84	11.15	11.62	10.94	—	8.80	—	8.70	—
	2008	9.07	—	8.95	—	—	—	—	8.92	—	8.78	—	8.64	—	6.92	—	6.85	—
Fidelity VIP Growth Portfolio Service Class 2	2017	—	31.54	—	30.58	—	—	—	—	30.34	—	29.19	—	—	—	25.70	—	—
	2016	—	23.68	—	23.00	—	—	—	—	22.84	—	22.02	—	—	—	19.35	—	—
	2015	22.11	23.84	—	23.20	—	—	—	—	23.05	—	22.28	—	—	—	19.54	—	—
	2014	21.05	22.57	—	22.01	—	—	—	—	21.87	—	21.20	—	—	17.57	—	—	—
	2013	19.30	20.58	18.86	—	—	19.54	—	—	19.99	—	19.43	—	—	16.16	—	—	—
	2012	14.44	15.31	14.14	14.99	—	14.61	—	—	14.92	—	14.53	—	—	12.13	—	—	—
	2011	12.85	13.55	12.61	—	—	12.98	—	12.55	13.23	12.26	12.92	—	—	10.82	—	—	—
	2010	13.08	13.72	12.86	—	12.59	—	—	12.81	13.43	12.54	—	—	—	11.05	—	—	—
	2009	10.75	11.21	10.59	—	10.40	—	—	10.55	—	10.36	—	—	—	9.11	—	—	—
	2008	8.55	—	8.44	—	8.31	—	—	8.41	—	8.28	—	—	—	7.27	—	—	—

APPENDIX	PROSPECTUS	105

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2017	$14.72	$16.04	$—	$15.55	$—	$14.96	$—	$—	$15.43	$—	$14.85	$—	$—	$—	$13.84	$—	$—
	2016	14.40	15.61	—	15.17	—	14.63	—	—	15.06	—	14.52	—	—	—	13.51	—	—
	2015	14.03	15.13	—	14.72	—	14.23	—	—	14.62	—	14.14	—	—	12.37	13.13	—	—
	2014	14.40	15.44	14.05	15.06	13.62	—	—	13.96	14.97	—	14.51	—	—	12.73	13.44	—	—
	2013	13.88	14.80	13.57	14.46	13.18	14.05	—	13.49	14.38	13.11	13.97	—	—	12.31	12.92	—	12.64
	2012	14.43	15.29	14.13	14.97	13.76	14.59	—	14.05	14.90	13.69	14.51	—	—	12.83	13.39	12.58	—
	2011	13.90	14.66	13.64	14.38	13.32	14.04	—	13.58	14.31	13.26	13.98	—	13.65	12.40	—	12.20	—
	2010	13.22	13.86	13.00	13.63	12.73	13.34	—	12.94	13.57	12.67	13.28	—	13.01	11.83	—	11.66	—
	2009	12.51	13.04	12.33	12.85	12.10	—	—	12.28	12.80	12.05	12.56	11.83	—	11.23	—	11.10	—
	2008	11.03	—	10.89	—	10.71	—	10.54	10.85	—	10.68	—	10.50	—	9.93	—	9.83	—
Fidelity VIP Mid Cap Portfolio Service Class 2	2017	42.20	46.00	—	44.59	—	42.90	—	—	44.25	—	42.57	—	—	—	26.56	—	25.73
	2016	35.63	38.62	—	37.52	—	36.18	—	—	37.25	—	35.92	—	—	—	22.37	—	21.72
	2015	32.40	34.93	—	34.00	—	32.87	—	—	33.77	—	32.65	—	—	19.12	20.29	—	19.76
	2014	33.52	35.94	32.70	35.05	31.69	—	—	32.49	34.83	31.50	33.76	—	—	19.84	20.94	—	20.44
	2013	32.18	34.30	31.45	33.52	30.56	—	—	31.27	33.33	30.38	32.39	—	31.47	19.10	20.05	—	19.62
	2012	24.10	25.55	23.61	25.02	22.99	—	—	23.48	24.89	22.87	24.25	—	23.62	14.35	14.98	14.07	14.69
	2011	21.42	22.58	21.01	22.15	20.52	—	—	20.91	22.05	20.42	21.53	—	21.03	12.79	—	12.57	—
	2010	24.45	25.63	24.04	25.20	23.54	24.67	—	23.94	25.09	23.44	24.57	22.94	—	14.64	—	14.43	—
	2009	19.35	—	19.07	19.88	18.71	—	—	19.00	19.80	18.64	19.44	18.30	—	11.63	—	11.49	—
	2008	14.10	—	13.91	—	13.69	—	13.47	13.87	—	13.65	—	13.43	—	8.49	—	8.41	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2017	9.58	9.72	—	9.67	—	—	—	—	9.66	—	9.59	—	—	—	9.64	—	—
	2016	—	9.80	—	9.77	—	—	—	—	9.76	—	9.72	—	—	—	9.75	—	9.71
	2015	9.88	9.92	—	9.90	—	—	—	—	9.90	—	9.88	—	—	—	9.90	—	9.88
Templeton Growth VIP Fund Class 2	2017	—	21.62	—	20.96	—	20.17	—	—	20.80	—	20.01	—	19.25	—	15.61	—	—
	2016	—	18.47	—	17.94	—	17.30	—	—	17.81	—	17.18	—	16.57	—	13.37	—	—
	2015	15.82	17.05	—	16.60	—	16.05	—	—	16.49	—	15.94	—	15.41	—	12.38	—	—
	2014	17.22	18.46	—	18.00	16.28	—	—	16.69	17.89	—	17.34	—	16.81	—	13.44	—	—
	2013	18.03	19.22	17.62	18.79	17.12	18.25	—	17.52	18.68	—	18.15	—	17.64	13.37	14.04	—	—
	2012	14.03	14.87	13.74	14.56	13.38	14.19	—	13.67	14.49	—	14.11	—	13.75	10.44	10.90	—	—
	2011	11.79	12.43	11.57	12.20	11.30	11.91	—	11.52	12.14	11.25	11.86	—	11.58	8.80	—	—	—
	2010	12.90	13.53	12.69	13.30	12.42	—	—	12.63	13.24	12.37	12.97	12.11	—	9.66	—	—	—
	2009	12.23	12.75	12.05	—	11.82	—	—	12.00	12.51	11.78	—	11.56	—	9.18	—	9.07	—
	2008	9.49	—	9.37	—	9.22	—	—	9.34	—	9.19	—	9.04	—	7.15	—	7.08	—
Franklin Rising Dividends VIP Fund Class 2	2017	28.62	31.19	—	30.24	—	—	—	—	30.01	—	28.87	—	27.77	—	23.35	—	—
	2016	24.16	26.19	—	25.44	—	—	—	—	25.25	—	24.36	—	23.49	—	19.66	—	19.09
	2015	21.19	22.84	—	22.23	—	—	—	—	22.08	—	21.35	—	20.64	—	17.20	—	16.74
	2014	22.38	23.99	21.83	23.40	—	—	—	21.69	23.26	21.03	22.54	—	21.85	17.17	18.12	16.75	17.69
	2013	20.95	22.33	20.48	21.83	—	—	—	20.36	21.70	19.78	21.09	—	20.49	16.12	16.92	15.77	16.56
	2012	16.44	17.43	16.10	17.07	—	—	—	16.02	16.98	15.60	16.54	—	16.11	12.69	13.25	12.44	—
	2011	14.95	15.76	14.67	15.46	—	—	—	14.60	15.39	14.26	15.03	13.92	14.68	11.57	—	11.38	—
	2010	14.35	15.05	14.11	14.79	—	14.48	—	14.05	14.73	13.76	14.42	13.47	14.12	11.14	—	10.98	—
	2009	12.11	12.62	11.93	12.44	11.71	—	—	11.88	12.39	11.66	12.16	11.45	—	9.43	—	9.32	—
	2008	10.50	—	10.37	—	10.20	—	—	10.33	—	10.17	—	10.00	—	8.20	—	8.13	—
Franklin Small Cap Value VIP Fund Class 2	2017	33.89	36.94	—	35.81	—	—	—	—	35.54	—	34.19	—	—	—	23.97	—	—
	2016	31.17	33.79	—	32.82	—	—	—	—	32.59	—	31.43	—	—	—	21.99	—	—
	2015	24.37	26.27	—	25.57	—	—	—	—	25.40	—	24.56	—	—	16.15	17.15	—	—
	2014	26.78	28.71	26.12	28.00	—	—	—	25.96	27.83	25.16	26.97	—	—	17.80	18.80	—	—
	2013	27.10	28.89	26.49	28.23	—	—	—	26.34	28.07	25.59	27.28	—	26.51	18.07	18.97	—	18.56
	2012	20.25	21.46	19.83	21.02	—	—	—	19.72	20.91	19.21	20.37	—	19.84	13.54	14.14	13.28	—
	2011	17.41	18.35	17.08	18.01	—	—	—	17.00	17.92	16.60	17.50	—	17.09	11.68	—	11.48	—
	2010	18.41	19.30	18.10	18.97	—	—	—	18.02	18.89	17.64	18.50	17.27	—	12.39	—	12.21	—
	2009	14.61	15.23	14.40	—	—	—	—	14.34	14.95	14.08	14.67	13.82	—	9.86	—	9.75	—
	2008	11.51	—	11.37	—	—	—	—	11.33	—	11.15	—	10.97	—	7.79	—	7.72	—

106	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
MFS Total Return Bond Series Service Class	2017	$—	$17.26	$—	$16.73	$—	$—	$—	$—	$16.60	$—	$15.97	$—	$—	$—	$14.09	$—	$—
	2016	—	16.77	—	16.29	—	—	—	—	16.17	—	15.59	—	—	—	13.73	—	—
	2015	—	16.31	—	15.88	—	—	—	—	15.77	—	15.25	—	—	—	13.40	—	13.05
	2014	15.49	16.61	—	16.20	—	—	—	—	16.10	—	15.60	—	—	12.96	13.68	—	13.35
	2013	14.93	15.92	—	15.56	—	15.11	—	14.51	15.47	—	15.03	—	—	12.53	13.15	—	12.87
	2012	15.40	16.32	—	15.98	—	15.57	—	15.00	15.90	—	15.49	—	15.09	12.96	13.53	12.71	—
	2011	14.64	15.43	14.36	15.14	—	14.79	—	14.29	15.07	13.96	14.72	—	14.37	12.35	—	12.15	—
	2010	13.99	14.67	13.76	14.42	13.47	14.12	—	13.70	14.36	13.41	14.06	—	13.76	11.84	—	11.68	—
	2009	13.28	13.85	13.09	—	12.84	—	—	13.04	13.59	12.80	13.34	12.56	—	11.28	—	11.15	—
	2008	11.66	—	11.51	—	11.33	—	11.15	11.48	—	11.29	—	11.11	—	9.93	—	9.84	—
MFS Core Equity Portfolio Service Class	2017	—	31.41	—	30.46	—	—	—	—	30.22	—	—	—	—	—	24.08	—	—
	2016	—	25.54	—	24.81	—	—	—	—	24.63	—	—	—	—	—	19.64	—	—
	2015	21.59	23.27	—	22.65	—	—	—	—	22.50	—	—	—	—	—	17.95	—	—
	2014	22.07	23.65	—	23.07	—	—	—	—	22.93	—	—	—	—	17.33	—	—	—
	2013	20.24	21.57	—	21.08	—	—	—	—	20.96	—	—	—	—	15.94	—	—	—
	2012	15.35	16.27	15.03	—	—	—	—	—	15.85	—	—	—	—	12.13	—	—	—
	2011	13.47	14.20	13.22	—	—	—	—	—	13.87	—	—	—	—	10.68	—	—	—
	2010	13.89	14.56	13.65	—	—	—	—	13.60	14.25	—	—	—	—	11.04	—	—	—
	2009	12.10	12.61	11.92	—	—	—	—	11.87	12.38	—	—	—	—	9.64	—	—	—
	2008	9.31	—	9.19	—	—	—	—	9.16	—	—	—	—	—	7.45	—	—	—
MFS Growth Series Service Class	2017	—	39.72	—	38.51	—	—	—	—	38.21	—	36.76	—	—	—	30.34	—	—
	2016	—	30.67	—	29.80	—	—	—	—	29.58	—	28.53	—	—	—	23.49	—	—
	2015	28.19	30.38	—	29.57	—	—	—	—	29.37	—	28.40	—	—	—	23.34	—	—
	2014	26.73	28.66	—	27.95	—	—	—	—	27.78	—	26.92	—	—	20.92	22.08	—	—
	2013	25.04	26.69	—	26.08	—	—	—	—	25.93	—	25.20	—	—	19.65	20.63	—	—
	2012	18.67	19.79	—	19.38	—	—	—	—	19.28	—	18.78	—	—	14.70	—	—	—
	2011	16.23	17.11	—	16.79	—	—	—	15.85	16.71	15.48	16.32	—	—	12.81	—	—	—
	2010	16.61	17.41	16.33	17.12	—	—	—	16.26	17.05	15.92	16.69	—	—	13.15	—	—	—
	2009	14.70	—	14.48	—	—	—	—	14.43	—	14.16	—	—	—	11.67	—	—	—
	2008	10.89	—	10.75	—	—	—	—	10.72	—	10.55	—	—	—	8.68	—	—	—
MFS Investors Trust Series Service Class	2017	27.93	30.44	—	29.51	—	—	—	—	29.28	—	—	—	—	—	23.43	—	—
	2016	23.10	25.04	—	24.33	—	—	—	—	24.15	—	—	—	—	—	19.33	—	—
	2015	21.71	23.40	—	22.78	—	—	—	—	22.62	—	—	—	—	—	18.12	—	—
	2014	22.10	23.69	—	23.11	—	—	—	—	22.97	—	—	—	—	17.43	18.40	—	—
	2013	20.32	21.66	—	21.17	—	—	—	—	21.05	—	—	—	—	16.07	16.88	—	—
	2012	15.70	16.64	—	16.30	—	—	—	15.29	16.21	—	15.79	—	—	12.46	13.00	—	—
	2011	13.45	14.18	—	13.91	—	—	—	13.13	13.84	—	13.52	—	—	10.70	—	—	—
	2010	14.03	14.70	13.79	14.46	—	14.15	—	13.73	14.39	—	14.09	—	—	11.19	—	—	—
	2009	12.87	13.42	12.68	13.22	12.45	—	—	12.64	13.17	12.40	—	—	—	10.31	—	—	—
	2008	10.35	—	10.22	—	10.06	—	—	10.19	—	10.02	—	—	—	8.31	—	—	—
MFS New Discovery Series Service Class	2017	31.91	34.78	—	33.72	—	—	—	—	33.46	—	—	—	—	—	28.06	—	—
	2016	—	27.87	—	27.07	—	—	—	—	26.88	—	—	—	—	—	22.55	—	—
	2015	—	25.93	—	25.24	—	—	—	—	25.07	—	—	—	—	—	21.04	—	—
	2014	25.02	26.82	—	26.15	—	—	—	24.25	25.99	—	—	—	—	—	21.82	—	—
	2013	27.52	29.34	—	28.67	—	—	—	26.74	28.51	—	—	—	—	22.81	23.95	—	—
	2012	19.84	21.03	19.42	—	—	—	—	19.32	20.48	—	19.95	—	—	16.49	—	—	—
	2011	16.70	17.60	16.39	—	—	—	—	16.31	17.19	—	16.79	—	—	13.93	—	—	—
	2010	18.99	19.91	18.67	—	—	19.16	—	18.59	19.49	18.20	19.08	—	—	15.88	—	—	—
	2009	14.22	—	14.01	—	13.75	—	—	13.95	14.55	13.70	14.28	—	—	11.93	—	—	—
	2008	8.88	—	8.77	—	8.63	—	—	8.74	—	8.60	—	—	—	7.47	—	—	—
MFS Strategic Income Portfolio Service Class	2017	—	18.65	—	18.08	—	—	—	—	17.94	—	17.26	—	—	—	15.02	—	—
	2016	—	17.83	—	17.32	—	—	—	—	17.19	—	16.58	—	—	—	14.40	—	—
	2015	15.50	16.71	—	16.26	—	—	—	—	16.15	—	15.62	—	—	—	13.54	—	—
	2014	16.11	17.26	15.71	16.84	—	—	—	—	16.73	—	16.22	—	—	—	14.03	—	—
	2013	15.92	16.97	15.55	16.58	—	—	—	15.47	16.49	—	16.02	—	—	—	13.83	—	—
	2012	16.00	16.96	15.67	16.61	—	—	—	15.59	16.52	—	16.09	—	—	13.28	—	—	—
	2011	14.72	15.52	14.45	15.23	—	—	—	14.38	15.16	14.04	14.80	—	—	12.26	—	—	—
	2010	14.33	15.03	14.09	14.77	—	—	—	14.03	14.71	13.74	—	—	—	11.97	—	—	—
	2009	13.29	13.85	13.09	13.65	—	—	—	13.04	13.60	12.80	—	—	—	11.13	—	—	—
	2008	10.92	—	10.78	—	—	—	—	10.74	—	10.57	—	—	—	9.17	—	—	—

APPENDIX	PROSPECTUS	107

7yrEDB = Seven Year Enhanced Death Benefit	GMDB = Guaranteed Minimum Death Benefit LB = Living Benefit
Pre-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked on or before April 23, 2004)
Post-CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction with applications postmarked after April 23, 2004)	EB = Earnings Benefit

		Regular Basic		7 Year EDB		7 Year EDB and LB or EB		7 Year EDB, LB and EB	Any 1 of: Pre- CAEDB, LB or EB		Any 2 of: Pre- CAEDB, LB and/or EB or Post-CAEDB		Pre-CAEDB, LB and ED or Post- CAEDB and LB or EB		GMDB		GMDB and LB or EB
INVESTMENT OPTION	YEAR END	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND	0-7 YEARS	8 YEARS AND BEYOND
MFS Total Return Series Service Class	2017	$20.38	$22.11	$—	$21.47	$—	$—	$—	$—	$21.31	$—	$20.55	$—	$19.80	$—	$17.41	$—	$—
	2016	18.51	19.98	—	19.44	—	—	—	—	19.31	—	18.66	—	18.03	—	15.77	—	—
	2015	17.32	18.58	—	18.12	—	—	—	—	18.00	—	17.44	—	16.89	13.86	14.72	—	—
	2014	17.73	18.92	—	18.48	—	—	—	17.22	18.37	—	17.84	—	17.33	14.23	15.03	—	—
	2013	16.67	17.69	16.32	17.32	—	16.86	—	16.23	17.22	—	16.77	—	16.33	13.43	14.09	—	—
	2012	14.29	15.08	14.01	14.79	—	14.44	—	13.95	14.72	—	14.37	—	14.02	11.54	12.05	—	—
	2011	13.11	13.76	12.88	13.52	—	13.23	—	12.83	13.46	12.55	13.17	12.28	12.89	10.62	—	—	—
	2010	13.13	13.71	12.93	13.50	12.69	—	—	12.88	13.45	12.64	13.19	12.40	—	10.67	—	—	—
	2009	12.19	—	12.03	—	11.83	—	—	11.99	—	11.79	12.24	11.60	—	9.94	—	9.82	—
	2008	10.54	—	10.42	—	10.27	—	—	10.39	—	10.25	—	10.10	—	8.62	—	8.54	—

108	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

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B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account Q (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the separate account totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the separate account totaling $73,917,420 in 2015, $73,044,799 in 2016 and $52,187,526 in 2017.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed Accumulation Units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the Valuation Period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate annuity unit on

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the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable Annuity Payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable Annuity Payments will decrease.

We may provide a Contract Owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the Contract Owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic partnerships and civil unions permitted by individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However,

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some uncertainty remains regarding the treatment of domestic partners and civil unions, which may vary by state. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

TAX QUALIFIED DISTRIBUTIONS UNDER THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

For tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider, the following requirement is applicable.

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to the following tax-qualified distribution programs:

Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401 (a) (9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403 (b)), an individual retirement account (Code Section 408 (a)), or an individual retirement annuity (Code Section 408 (b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401 (a) (9) (B) (iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution; or

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

(c)	No withdrawals (other than tax qualified distributions) are made form the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. If both the Accumulation Value of the contract and the GWB are depleted, tax qualified distributions in excess of the GWA are no longer permitted.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

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Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2017 and 2016 and for each of the two years in the period ended December 31, 2017, and the financial statements of Separate Account Q of GIAC as of December 31, 2017 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT Q

The Guardian Separate Account Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	1,005,813	1,529,325
Net asset value per share (NAV)	54.01	19.06

Total Assets (Shares x NAV)	$54,323,972	$29,148,938

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	14,334	10,535

Net Assets	$54,309,638	$29,138,403

Net Assets: Total
Contract Value in accumulation period	$54,309,056	$29,106,329
Contracts in Payout (annuitization) period	582	32,074

Net Assets	$54,309,638	$29,138,403

Total Units Outstanding	1,702,960	934,496

Unit Value (Accumulation, Lowest to Highest)	$29.41 to $32.06	$29.22 to $31.85

Cost of Shares in Underlying Fund	$42,187,923	$16,271,973

STATEMENTS OF OPERATIONS Year Ended December 31, 2017

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

2017 Investment Income
Income:
Reinvested dividends	$553,889	$502,972
Expenses:
Mortality expense risk and administrative charges	675,116	370,787

Net investment income/(expense)	(121,227)	132,185

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,569,963	4,158,993
Reinvested realized gain distributions	—	62,007

Net realized gain/(loss) on investments	4,569,963	4,221,000
Net change in unrealized appreciation/(depreciation) of investments	4,257,113	1,045,933

Net realized and unrealized gain/(loss) from investments	8,827,076	5,266,933

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,705,849	$5,399,118

See notes to financial statements.

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Investment Options
Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

2,079,234	211,912	443,322	3,020,809	191,112	10,871,057	144,749
6.86	10.22	20.48	17.64	18.79	12.08	20.83

$14,263,545	$2,165,742	$9,079,231	$53,287,067	$3,590,997	$131,322,372	$3,015,112

7,442	5,413	7,205	14,945	6,486	28,121	5,809

$14,256,103	$2,160,329	$9,072,026	$53,272,122	$3,584,511	$131,294,251	$3,009,303

$14,255,337	$2,136,103	$9,049,734	$53,258,212	$3,573,883	$131,234,541	$2,995,865
766	24,226	22,292	13,910	10,628	59,710	13,438

$14,256,103	$2,160,329	$9,072,026	$53,272,122	$3,584,511	$131,294,251	$3,009,303

599,336	176,577	186,638	2,056,204	87,136	7,959,118	86,864

$21.88 to $23.84	$10.95 to $12.19	$45.16 to $49.22	$23.99 to $26.15	$41.25 to $44.57	$15.20 to $16.57	$32.06 to $35.79

$14,988,463	$2,183,146	$7,102,502	$49,383,505	$2,995,138	$135,434,578	$3,027,069

Investment Options
Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

$840,365	$30,795	$—	$1,024,450	$28,958	$3,119,501	$7,960

178,256	30,127	114,687	670,783	48,716	1,665,229	43,151

662,109	668	(114,687)	353,667	(19,758)	1,454,272	(35,191)

(169,017)	(7,407)	687,285	(833,475)	(311,295)	(863,078)	291,352
—	—	—	—	—	—	342,110

(169,017)	(7,407)	687,285	(833,475)	(311,295)	(863,078)	633,462
711,018	16,565	2,201,328	12,221,819	1,508,234	3,353,226	(47,458)

542,001	9,158	2,888,613	11,388,344	1,196,939	2,490,148	586,004

$1,204,110	$9,826	$2,773,926	$11,742,011	$1,177,181	$3,944,420	$550,813

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The Guardian Separate Account Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust

Assets:
Shares owned in underlying fund	2,798	94,975
Net asset value per share (NAV)	26.39	21.08

Total Assets (Shares x NAV)	$73,830	$2,002,071

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	825	5,848

Net Assets	$73,005	$1,996,223

Net Assets: Total
Contract Value in accumulation period	$70,174	$1,996,223
Contracts in Payout (annuitization) period	2,831	—

Net Assets	$73,005	$1,996,223

Total Units Outstanding	2,987	74,482

Unit Value (Accumulation, Lowest to Highest)	$23.49 to $23.49	$24.70 to $27.58

Cost of Shares in Underlying Fund	$40,611	$1,889,018

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust

2017 Investment Income
Income:
Reinvested dividends	$149	$10,953
Expenses:
Mortality expense risk and administrative charges	1,005	26,674

Net investment income/(expense)	(856)	(15,721)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	8,069	75,378
Reinvested realized gain distributions	—	163,904

Net realized gain/(loss) on investments	8,069	239,282
Net change in unrealized appreciation/(depreciation) of investments	4,798	63,780

Net realized and unrealized gain/(loss) from investments	12,867	303,062

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$12,011	$287,341

See notes to financial statements.

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Investment Options
Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. Growth and Income Series II	Alger Capital Appreciation Class S

90,695	85,892	129,159	73,172	5,662	126,238	19,806
60.80	7.56	11.31	14.11	36.18	22.66	79.13

$5,514,254	$649,343	$1,460,791	$1,032,463	$204,833	$2,860,562	$1,567,286

6,917	4,335	6,068	6,128	2,136	5,769	5,737

$5,507,337	$645,008	$1,454,723	$1,026,335	$202,697	$2,854,793	$1,561,549

$5,503,569	$645,008	$1,433,146	$1,026,139	$202,697	$2,849,676	$1,561,336
3,768	—	21,577	196	—	5,117	213

$5,507,337	$645,008	$1,454,723	$1,026,335	$202,697	$2,854,793	$1,561,549

236,502	31,150	108,550	39,391	8,694	93,577	36,161

$21.62 to $23.57	$19.22 to $20.76	$12.25 to $13.35	$25.71 to $27.78	$22.10 to $23.88	$28.39 to $30.94	$41.47 to $44.80

$3,807,446	$555,813	$1,523,938	$911,483	$186,869	$2,550,032	$1,335,076

Investment Options
Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. Growth and Income Series II	Alger Capital Appreciation Class S

$—	$95	$28,171	$3,326	$1,603	$37,478	$—

79,203	7,767	20,191	14,736	2,643	38,503	22,934

(79,203)	(7,672)	7,980	(11,410)	(1,040)	(1,025)	(22,934)

1,620,661	2,985	(3,527)	46,047	2,201	200,320	215,034
454,991	—	—	21,894	10,441	120,596	96,994

2,075,652	2,985	(3,527)	67,941	12,642	320,916	312,028
(492,834)	93,395	2,862	70,814	9,328	31,026	144,112

1,582,818	96,380	(665)	138,755	21,970	351,942	456,140

$1,503,615	$88,708	$7,315	$127,345	$20,930	$350,917	$433,206

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The Guardian Separate Account Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

Assets:
Shares owned in underlying fund	29,823	11,756
Net asset value per share (NAV)	32.88	53.70

Total Assets (Shares x NAV)	$980,594	$631,319

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,958	4,463

Net Assets	$974,636	$626,856

Net Assets: Total
Contract Value in accumulation period	$973,575	$626,409
Contracts in Payout (annuitization) period	1,061	447

Net Assets	$974,636	$626,856

Total Units Outstanding	33,859	20,469

Unit Value (Accumulation, Lowest to Highest)	$26.97 to $29.14	$29.18 to $31.53

Cost of Shares in Underlying Fund	$789,138	$487,872

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

2017 Investment Income
Income:
Reinvested dividends	$11,382	$—
Expenses:
Mortality expense risk and administrative charges	12,364	8,646

Net investment income/(expense)	(982)	(8,646)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	24,156	46,243
Reinvested realized gain distributions	78,845	36,324

Net realized gain/(loss) on investments	103,001	82,567
Net change in unrealized appreciation/(depreciation) of investments	44,945	84,664

Net realized and unrealized gain/(loss) from investments	147,946	167,231

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$146,964	$158,585

See notes to financial statements.

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Investment Options
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2

9,427	136,228	40,727	43,680	44,372	5,876,068	156,426
29.25	9.17	17.20	15.50	14.85	10.19	18.33

$275,731	$1,249,211	$700,508	$677,042	$658,931	$59,877,137	$2,867,291

2,167	5,563	4,253	4,129	4,187	15,219	5,552

$273,564	$1,243,648	$696,255	$672,913	$654,744	$59,861,918	$2,861,739

$273,564	$1,241,308	$695,272	$672,913	$648,817	$59,858,756	$2,859,463
—	2,340	983	—	5,927	3,162	2,276

$273,564	$1,243,648	$696,255	$672,913	$654,744	$59,861,918	$2,861,739

13,044	31,773	30,888	32,665	34,037	2,814,948	111,580

$19.59 to $21.17	$37.57 to $40.59	$15.91 to $22.65	$19.88 to $20.66	$18.48 to $19.20	$19.83 to $21.29	$24.00 to $25.93

$192,270	$1,309,024	$482,329	$560,645	$540,467	$61,642,005	$2,517,624

Investment Options
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2

$694	$19,505	$7,777	$4,571	$8,463	$431,490	$35,845

3,929	16,076	8,771	8,000	9,257	747,245	37,619

(3,235)	3,429	(994)	(3,429)	(794)	(315,755)	(1,774)

27,103	(36,076)	37,063	(46,829)	55,319	(765,134)	71,355
—	66,394	—	56,443	21,604	4,800,325	74,258

27,103	30,318	37,063	9,614	76,923	4,035,191	145,613
61,462	29,566	40,277	104,851	(30,136)	7,882,206	246,528

88,565	59,884	77,340	114,465	46,787	11,917,397	392,141

$85,330	$63,313	$76,346	$111,036	$45,993	$11,601,642	$390,367

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The Guardian Separate Account Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

Assets:
Shares owned in underlying fund	3,462,374	851,860
Net asset value per share (NAV)	37.05	23.32

Total Assets (Shares x NAV)	$128,280,961	$19,865,373

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	27,323	8,818

Net Assets	$128,253,638	$19,856,555

Net Assets: Total
Contract Value in accumulation period	$128,213,375	$19,842,357
Contracts in Payout (annuitization) period	40,263	14,198

Net Assets	$128,253,638	$19,856,555

Total Units Outstanding	3,578,053	766,502

Unit Value (Accumulation, Lowest to Highest)	$33.33 to $36.33	$23.96 to $26.12

Cost of Shares in Underlying Fund	$83,501,433	$16,956,508

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

2017 Investment Income
Income:
Reinvested dividends	$989,922	$292,913
Expenses:
Mortality expense risk and administrative charges	1,632,896	246,279

Net investment income/(expense)	(642,974)	46,634

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	17,683,338	1,147,892
Reinvested realized gain distributions	7,296,202	423,663

Net realized gain/(loss) on investments	24,979,540	1,571,555
Net change in unrealized appreciation/(depreciation) of investments	(65,223)	507,266

Net realized and unrealized gain/(loss) from investments	24,914,317	2,078,821

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,271,343	$2,125,455

See notes to financial statements.

B-12

Investment Options
Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

13,658	6,828,073	1,929,606	2,955,582	139,902	554,935	2,029,412
72.86	12.49	37.79	1.00	15.97	28.46	19.80

$995,120	$85,282,631	$72,919,796	$2,955,582	$2,234,243	$15,793,440	$40,182,349

6,087	20,381	17,485	171,844	5,731	8,014	11,898

$989,033	$85,262,250	$72,902,311	$2,783,738	$2,228,512	$15,785,426	$40,170,451

$985,492	$85,241,975	$72,873,525	$2,383,609	$2,224,750	$15,770,720	$40,144,347
3,541	20,275	28,786	400,129	3,762	14,706	26,104

$989,033	$85,262,250	$72,902,311	$2,783,738	$2,228,512	$15,785,426	$40,170,451

31,693	5,329,968	1,612,360	245,592	110,499	514,266	1,097,804

$29.19 to $31.54	$14.72 to $16.04	$42.20 to $46.00	$9.58 to $9.72	$19.25 to $21.62	$27.77 to $31.19	$33.89 to $36.94

$758,024	$85,944,540	$59,588,612	$2,955,582	$1,541,912	$11,824,353	$37,006,630

Investment Options
Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

$929	$1,909,839	$347,805	$13,620	$35,318	$243,593	$212,216

14,098	1,073,187	900,173	44,162	30,830	207,534	505,252

(13,169)	836,652	(552,368)	(30,542)	4,488	36,059	(293,036)

62,613	(402,836)	5,615,193	—	79,784	2,180,731	2,385,085
78,295	413,661	3,454,912	—	—	580,214	2,902,447

140,908	10,825	9,070,105	—	79,784	2,760,945	5,287,532
163,971	1,557,185	4,195,404	—	252,846	32,321	(1,329,493)

304,879	1,568,010	13,265,509	—	332,630	2,793,266	3,958,039

$291,710	$2,404,662	$12,713,141	$(30,542)	$337,118	$2,829,325	$3,665,003

B-13

The Guardian Separate Account Q

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	MFS Total Return Bond Service Class	MFS Core Equity Service Class

Assets:
Shares owned in underlying fund	61,302	2,522
Net asset value per share (NAV)	12.99	24.96

Total Assets (Shares x NAV)	$796,312	$62,937

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	4,999	513

Net Assets	$791,313	$62,424

Net Assets: Total
Contract Value in accumulation period	$786,787	$62,424
Contracts in Payout (annuitization) period	4,526	—

Net Assets	$791,313	$62,424

Total Units Outstanding	45,899	2,039

Unit Value (Accumulation, Lowest to Highest)	$15.97 to $17.26	$24.08 to $31.41

Cost of Shares in Underlying Fund	$793,679	$45,415

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	MFS Total Return Bond Service Class	MFS Core Equity Service Class

2017 Investment Income
Income:
Reinvested dividends	$28,613	$407
Expenses:
Mortality expense risk and administrative charges	11,103	854

Net investment income/(expense)	17,510	(447)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,531	546
Reinvested realized gain distributions	—	3,390

Net realized gain/(loss) on investments	2,531	3,936
Net change in unrealized appreciation/(depreciation) of investments	5,548	8,193

Net realized and unrealized gain/(loss) from investments	8,079	12,129

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$25,589	$11,682

See notes to financial statements.

B-14

Investment Options
MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class

8,295	11,934	23,824	54,170	151,568
47.27	29.69	18.57	9.75	24.28

$392,111	$354,317	$442,414	$528,159	$3,680,081

3,030	2,393	3,192	3,378	6,378

$389,081	$351,924	$439,222	$524,781	$3,673,703

$389,081	$351,924	$439,222	$520,481	$3,670,128
—	—	—	4,300	3,575

$389,081	$351,924	$439,222	$524,781	$3,673,703

10,176	12,079	12,788	28,144	170,795

$36.76 to $39.72	$27.93 to $30.44	$31.91 to $34.78	$17.26 to $18.65	$19.80 to $22.11

$279,268	$286,791	$401,017	$534,927	$2,974,421

Investment Options
MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class

$—	$1,800	$—	$25,806	$84,840

5,467	4,405	5,317	7,420	54,345

(5,467)	(2,605)	(5,317)	18,386	30,495

48,533	11,565	(5,572)	(3,122)	382,584
15,181	12,897	8,188	—	108,906

63,714	24,462	2,616	(3,122)	491,490
46,201	39,296	91,481	11,270	(119,885)

109,915	63,758	94,097	8,148	371,605

$104,448	$61,153	$88,780	$26,534	$402,100

B-15

The Guardian Separate Account Q

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(94,272)	$192,008
Net realized gain/(loss) from sale of investments	2,920,320	2,325,051
Reinvested realized gain distributions	2,033,708	497,046
Net change in unrealized appreciation/(depreciation) of investments	(822,096)	(188,147)

Net increase/(decrease) resulting from operations	4,037,660	2,825,958

2016 Contract Transactions
Contract purchase payments	253,130	230,751
Transfers between investment divisions, net	(168,504)	(109,073)
Transfers on account of death	(334,686)	(230,741)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,797,408)	(2,036,377)
Contract fees	(8,034)	(5,251)
Transfers–rider fees and other	(458,608)	(236,908)

Net increase/(decrease) from contract transactions	(4,514,110)	(2,387,599)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(476,450)	438,359
Net Assets at December 31, 2015	56,100,937	28,584,967

Net Assets at December 31, 2016	$55,624,487	$29,023,326

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(121,227)	$132,185
Net realized gain/(loss) from sale of investments	4,569,963	4,158,993
Reinvested realized gain distributions	—	62,007
Net change in unrealized appreciation/(depreciation) of investments	4,257,113	1,045,933

Net increase/(decrease) resulting from operations	8,705,849	5,399,118

2017 Contract Transactions
Contract purchase payments	47,024	93,602
Transfers between investment divisions, net	(3,073,114)	(654,122)
Transfers on account of death	(311,637)	(182,537)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,216,340)	(4,295,355)
Contract fees	(6,995)	(4,539)
Transfers–rider fees and other	(459,636)	(241,090)

Net increase/(decrease) from contract transactions	(10,020,698)	(5,284,041)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,314,849)	115,077
Net Assets at December 31, 2016	55,624,487	29,023,326

Net Assets at December 31, 2017	$54,309,638	$29,138,403

See notes to financial statements.

B-16

Investment Options
Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

$722,449	$384	$(107,464)	$441,054	$(13,617)	$1,527,997	$(22,959)
(247,493)	(18,513)	297,971	171,151	(173,340)	171,143	170,034
—	—	—	—	—	2,411,129	234,310
1,431,236	39,439	(58,109)	(474,198)	475,903	(931,685)	(8,432)

1,906,192	21,310	132,398	138,007	288,946	3,178,584	372,953

40,255	17,321	41,807	268,997	26,061	555,099	27,375
(725,172)	529,824	631,266	2,452,436	9,206	564,139	(22,548)
(44,612)	(96,018)	(41,303)	(294,171)	—	(843,283)	—
(953,249)	(726,965)	(529,456)	(3,242,062)	(185,404)	(11,025,174)	(317,211)
(1,920)	(656)	(1,647)	(6,734)	(1,273)	(18,674)	(1,423)
(145,202)	(6,074)	(67,254)	(468,242)	(3,902)	(1,133,666)	(2,253)

(1,829,900)	(282,568)	33,413	(1,289,776)	(155,312)	(11,901,559)	(316,060)

—	—	—	—	—	—	—

76,292	(261,258)	165,811	(1,151,769)	133,634	(8,722,975)	56,893
14,513,061	2,798,586	8,222,698	53,572,916	2,930,552	144,073,781	3,096,744

$14,589,353	$2,537,328	$8,388,509	$52,421,147	$3,064,186	$135,350,806	$3,153,637

$662,109	$668	$(114,687)	$353,667	$(19,758)	$1,454,272	$(35,191)
(169,017)	(7,407)	687,285	(833,475)	(311,295)	(863,078)	291,352
—	—	—	—	—	—	342,110
711,018	16,565	2,201,328	12,221,819	1,508,234	3,353,226	(47,458)

1,204,110	9,826	2,773,926	11,742,011	1,177,181	3,944,420	550,813

15,272	14,343	15,715	89,060	11,746	229,082	19,837
533,218	157,892	(1,008,950)	(4,044,546)	(122,439)	13,826,596	(17,509)
(47,382)	(38,616)	(25,307)	(309,939)	—	(1,105,629)	(9,923)
(1,890,600)	(513,899)	(999,449)	(6,142,771)	(540,283)	(19,835,289)	(683,100)
(1,613)	(598)	(1,455)	(5,986)	(1,295)	(16,297)	(1,287)
(146,255)	(5,947)	(70,963)	(476,854)	(4,585)	(1,099,438)	(3,165)

(1,537,360)	(386,825)	(2,090,409)	(10,891,036)	(656,856)	(8,000,975)	(695,147)

—	—	—	—	—	—	—

(333,250)	(376,999)	683,517	850,975	520,325	(4,056,555)	(144,334)
14,589,353	2,537,328	8,388,509	52,421,147	3,064,186	135,350,806	3,153,637

$14,256,103	$2,160,329	$9,072,026	$53,272,122	$3,584,511	$131,294,251	$3,009,303

B-17

The Guardian Separate Account Q

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,091)	$(14,390)
Net realized gain/(loss) from sale of investments	21,474	114,871
Reinvested realized gain distributions	—	208,446
Net change in unrealized appreciation/(depreciation) of investments	(16,646)	(223,632)

Net increase/(decrease) resulting from operations	3,737	85,295

2016 Contract Transactions
Contract purchase payments	276	9,024
Transfers between investment divisions, net	(10,525)	9,587
Transfers on account of death	—	(16,430)
Transfers for annuity benefits, surrenders and partial withdrawals	(43,867)	(240,895)
Contract fees	(84)	(790)
Transfers–rider fees and other	(146)	(2,148)

Net increase/(decrease) from contract transactions	(54,346)	(241,652)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(50,609)	(156,357)
Net Assets at December 31, 2015	130,968	2,131,925

Net Assets at December 31, 2016	$80,359	$1,975,568

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(856)	$(15,721)
Net realized gain/(loss) from sale of investments	8,069	75,378
Reinvested realized gain distributions	—	163,904
Net change in unrealized appreciation/(depreciation) of investments	4,798	63,780

Net increase/(decrease) resulting from operations	12,011	287,341

2017 Contract Transactions
Contract purchase payments	—	10,567
Transfers between investment divisions, net	1	(6,815)
Transfers on account of death	—	(34,769)
Transfers for annuity benefits, surrenders and partial withdrawals	(19,114)	(232,984)
Contract fees	(78)	(737)
Transfers–rider fees and other	(174)	(1,948)

Net increase/(decrease) from contract transactions	(19,365)	(266,686)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(7,354)	20,655
Net Assets at December 31, 2016	80,359	1,975,568

Net Assets at December 31, 2017	$73,005	$1,996,223

See notes to financial statements.

B-18

Investment Options
Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. Growth and Income Series II	Alger Capital Appreciation Class S

$(82,160)	$(6,345)	$7,973	$(13,517)	$(1,384)	$(11,580)	$(21,614)
723,940	25,693	1,279	40,851	6,561	146,075	86,274
596,334	153,044	—	65,070	12,412	271,118	13,221
(1,170,524)	(93,287)	(8,883)	14,230	(3,068)	86,699	(101,834)

67,590	79,105	369	106,634	14,521	492,312	(23,953)

47,449	300	7,655	1,590	22,140	14,498	12,325
160,170	—	13,220	(18,936)	(103)	(50,773)	(46,667)
(37,820)	(8,045)	(9,898)	—	—	(5,762)	—
(834,369)	(86,310)	(241,661)	(85,380)	(12,501)	(214,149)	(144,000)
(977)	(168)	(757)	(286)	(55)	(1,115)	(646)
(40,083)	(2,189)	(5,175)	(630)	(69)	(8,814)	(2,218)

(705,630)	(96,412)	(236,616)	(103,642)	9,412	(266,115)	(181,206)

—	—	—	—	—	—	—

(638,040)	(17,307)	(236,247)	2,992	23,933	226,197	(205,159)
7,044,722	588,305	1,862,463	1,001,958	159,962	2,907,520	1,818,921

$6,406,682	$570,998	$1,626,216	$1,004,950	$183,895	$3,133,717	$1,613,762

$(79,203)	$(7,672)	$7,980	$(11,410)	$(1,040)	$(1,025)	$(22,934)
1,620,661	2,985	(3,527)	46,047	2,201	200,320	215,034
454,991	—	—	21,894	10,441	120,596	96,994
(492,834)	93,395	2,862	70,814	9,328	31,026	144,112

1,503,615	88,708	7,315	127,345	20,930	350,917	433,206

1,647	—	4,375	900	3,567	16,972	1,453
(764,171)	—	(36,536)	(25,510)	—	(63,171)	(20,474)
(58,145)	—	(7,539)	—	—	(11,016)	(8,582)
(1,544,044)	(12,631)	(134,168)	(80,337)	(5,598)	(563,436)	(455,478)
(941)	(169)	(554)	(260)	(34)	(1,025)	(574)
(37,306)	(1,898)	(4,386)	(753)	(63)	(8,165)	(1,764)

(2,402,960)	(14,698)	(178,808)	(105,960)	(2,128)	(629,841)	(485,419)

—	—	—	—	—	—	—

(899,345)	74,010	(171,493)	21,385	18,802	(278,924)	(52,213)
6,406,682	570,998	1,626,216	1,004,950	183,895	3,133,717	1,613,762

$5,507,337	$645,008	$1,454,723	$1,026,335	$202,697	$2,854,793	$1,561,549

B-19

The Guardian Separate Account Q

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,218)	$(8,231)
Net realized gain/(loss) from sale of investments	247,613	73,259
Reinvested realized gain distributions	54,010	71,342
Net change in unrealized appreciation/(depreciation) of investments	(245,482)	(133,956)

Net increase/(decrease) resulting from operations	50,923	2,414

2016 Contract Transactions
Contract purchase payments	16,862	4,717
Transfers between investment divisions, net	(442,099)	(86,693)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(209,125)	(25,858)
Contract fees	(458)	(278)
Transfers–rider fees and other	(2,011)	(769)

Net increase/(decrease) from contract transactions	(636,831)	(108,881)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(585,908)	(106,467)
Net Assets at December 31, 2015	1,517,357	679,125

Net Assets at December 31, 2016	$931,449	$572,658

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(982)	$(8,646)
Net realized gain/(loss) from sale of investments	24,156	46,243
Reinvested realized gain distributions	78,845	36,324
Net change in unrealized appreciation/(depreciation) of investments	44,945	84,664

Net increase/(decrease) resulting from operations	146,964	158,585

2017 Contract Transactions
Contract purchase payments	1,387	1,467
Transfers between investment divisions, net	(6,090)	(1,321)
Transfers on account of death	—	(20,033)
Transfers for annuity benefits, surrenders and partial withdrawals	(97,579)	(83,380)
Contract fees	(418)	(262)
Transfers–rider fees and other	(1,077)	(858)

Net increase/(decrease) from contract transactions	(103,777)	(104,387)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	43,187	54,198
Net Assets at December 31, 2016	931,449	572,658

Net Assets at December 31, 2017	$974,636	$626,856

See notes to financial statements.

B-20

Investment Options
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	Davis Financial	Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2

$(3,594)	$2,632	$1,092	$(2,771)	$3,193	$(28,228)	$(4,660)
4,044	(126,994)	50,445	38,404	77,885	2,468,657	82,174
—	70,191	—	38,127	—	8,684,911	74,057
(8,280)	149,207	11,181	32,167	(27,946)	(4,936,885)	(668)

(7,830)	95,036	62,718	105,927	53,132	6,188,455	150,903

1,905	10,426	300	3,238	6,086	322,567	20,394
(12,114)	84,560	(25,237)	306,657	(199,237)	(1,092,945)	(53,417)
—	(8,801)	(396)	—	—	(337,411)	(14,492)
(15,699)	(176,277)	(104,711)	(186,394)	(75,966)	(3,626,478)	(385,397)
(136)	(660)	(331)	(160)	(466)	(7,441)	(1,163)
(156)	(1,753)	(1,178)	(299)	(1,384)	(521,525)	(2,006)

(26,200)	(92,505)	(131,553)	123,042	(270,967)	(5,263,233)	(436,081)

—	—	—	—	—	—	—

(34,030)	2,531	(68,835)	228,969	(217,835)	925,222	(285,178)
310,991	1,290,230	753,116	326,308	1,012,294	59,463,002	3,085,144

$276,961	$1,292,761	$684,281	$555,277	$794,459	$60,388,224	$2,799,966

$(3,235)	$3,429	$(994)	$(3,429)	$(794)	$(315,755)	$(1,774)
27,103	(36,076)	37,063	(46,829)	55,319	(765,134)	71,355
—	66,394	—	56,443	21,604	4,800,325	74,258
61,462	29,566	40,277	104,851	(30,136)	7,882,206	246,528

85,330	63,313	76,346	111,036	45,993	11,601,642	390,367

1,589	5,381	14,086	3,706	6,407	85,793	20,672
(2,978)	(30,808)	—	29,745	(21,502)	(3,728,259)	1,704
—	—	(7,948)	—	—	(288,154)	(49,393)
(87,060)	(84,854)	(69,441)	(26,459)	(168,921)	(7,665,759)	(298,250)
(132)	(486)	(306)	(105)	(381)	(6,721)	(1,080)
(146)	(1,659)	(763)	(287)	(1,311)	(524,848)	(2,247)

(88,727)	(112,426)	(64,372)	6,600	(185,708)	(12,127,948)	(328,594)

—	—	—	—	—	—	—

(3,397)	(49,113)	11,974	117,636	(139,715)	(526,306)	61,773
276,961	1,292,761	684,281	555,277	794,459	60,388,224	2,799,966

$273,564	$1,243,648	$696,255	$672,913	$654,744	$59,861,918	$2,861,739

B-21

The Guardian Separate Account Q

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(844,226)	$147,661
Net realized gain/(loss) from sale of investments	8,338,845	1,017,487
Reinvested realized gain distributions	10,508,179	1,312,974
Net change in unrealized appreciation/(depreciation) of investments	(9,719,778)	496,606

Net increase/(decrease) resulting from operations	8,283,020	2,974,728

2016 Contract Transactions
Contract purchase payments	508,332	59,633
Transfers between investment divisions, net	2,326,982	(785,844)
Transfers on account of death	(741,233)	(100,870)
Transfers for annuity benefits, surrenders and partial withdrawals	(9,828,465)	(1,442,002)
Contract fees	(18,315)	(2,787)
Transfers–rider fees and other	(1,028,618)	(179,685)

Net increase/(decrease) from contract transactions	(8,781,317)	(2,451,555)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(498,297)	523,173
Net Assets at December 31, 2015	132,523,396	19,868,012

Net Assets at December 31, 2016	$132,025,099	$20,391,185

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(642,974)	$46,634
Net realized gain/(loss) from sale of investments	17,683,338	1,147,892
Reinvested realized gain distributions	7,296,202	423,663
Net change in unrealized appreciation/(depreciation) of investments	(65,223)	507,266

Net increase/(decrease) resulting from operations	24,271,343	2,125,455

2017 Contract Transactions
Contract purchase payments	153,575	63,038
Transfers between investment divisions, net	(8,378,018)	(284,550)
Transfers on account of death	(635,112)	(231,105)
Transfers for annuity benefits, surrenders and partial withdrawals	(18,150,181)	(2,024,908)
Contract fees	(16,483)	(2,453)
Transfers–rider fees and other	(1,016,585)	(180,107)

Net increase/(decrease) from contract transactions	(28,042,804)	(2,660,085)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(3,771,461)	(534,630)
Net Assets at December 31, 2016	132,025,099	20,391,185

Net Assets at December 31, 2017	$128,253,638	$19,856,555

See notes to financial statements.

B-22

Investment Options
Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

$(12,817)	$807,684	$(703,633)	$(61,880)	$14,521	$19,215	$(194,056)
173,112	174,828	3,921,644	—	(3,087)	901,213	3,272,233
103,540	44,104	4,345,454	—	81,992	2,002,177	6,214,340
(308,757)	1,802,169	(115,991)	—	55,971	(628,903)	1,189,049

(44,922)	2,828,785	7,447,474	(61,880)	149,397	2,293,702	10,481,566

2,939	293,514	195,316	14,822	33,078	34,327	93,473
(443,464)	(1,258,434)	1,309,886	(87,839)	(31,229)	(792,644)	(3,637,706)
(11,844)	(510,975)	(211,138)	(58,390)	(84,958)	(172,813)	(260,627)
(69,727)	(6,355,100)	(4,613,749)	(1,283,065)	(167,437)	(1,659,525)	(2,892,636)
(479)	(10,228)	(9,407)	(1,956)	(798)	(3,190)	(5,041)
(1,307)	(814,066)	(644,921)	7,633	(2,640)	(89,566)	(358,163)

(523,882)	(8,655,289)	(3,974,013)	(1,408,795)	(253,984)	(2,683,411)	(7,060,700)

—	—	—	11,525	—	—	—

(568,804)	(5,826,504)	3,473,461	(1,459,150)	(104,587)	(389,709)	3,420,866
1,538,479	93,079,817	70,235,013	4,862,645	2,189,560	16,811,353	39,594,980

$969,675	$87,253,313	$73,708,474	$3,403,495	$2,084,973	$16,421,644	$43,015,846

$(13,169)	$836,652	$(552,368)	$(30,542)	$4,488	$36,059	$(293,036)
62,613	(402,836)	5,615,193	—	79,784	2,180,731	2,385,085
78,295	413,661	3,454,912	—	—	580,214	2,902,447
163,971	1,557,185	4,195,404	—	252,846	32,321	(1,329,493)

291,710	2,404,662	12,713,141	(30,542)	337,118	2,829,325	3,665,003

12,645	53,710	61,145	19,961	8,501	37,694	30,272
(43,338)	9,224,867	(4,393,051)	237,287	(13,426)	(567,361)	(1,220,979)
(141,906)	(489,510)	(299,363)	(69,476)	(9,055)	(292,629)	(185,584)
(97,608)	(12,389,388)	(8,226,920)	(747,882)	(176,502)	(2,558,678)	(4,779,196)
(440)	(9,150)	(8,277)	(1,792)	(679)	(2,880)	(4,402)
(1,705)	(786,254)	(652,838)	(38,683)	(2,418)	(81,689)	(350,509)

(272,352)	(4,395,725)	(13,519,304)	(600,585)	(193,579)	(3,465,543)	(6,510,398)

—	—	—	11,370	—	—	—

19,358	(1,991,063)	(806,163)	(619,757)	143,539	(636,218)	(2,845,395)
969,675	87,253,313	73,708,474	3,403,495	2,084,973	16,421,644	43,015,846

$989,033	$85,262,250	$72,902,311	$2,783,738	$2,228,512	$15,785,426	$40,170,451

B-23

The Guardian Separate Account Q

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	MFS Total Return Bond Service Class	MFS Core Equity Service Class

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$18,999	$(1,032)
Net realized gain/(loss) from sale of investments	32,274	47,048
Reinvested realized gain distributions	—	4,005
Net change in unrealized appreciation/(depreciation) of investments	(16,050)	(43,701)

Net increase/(decrease) resulting from operations	35,223	6,320

2016 Contract Transactions
Contract purchase payments	1,553	360
Transfers between investment divisions, net	(204,270)	—
Transfers on account of death	(11,708)	(111,729)
Transfers for annuity benefits, surrenders and partial withdrawals	(238,209)	(9,852)
Contract fees	(511)	(47)
Transfers–rider fees and other	(2,103)	(43)

Net increase/(decrease) from contract transactions	(455,248)	(121,311)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(420,025)	(114,991)
Net Assets at December 31, 2015	1,292,889	165,939

Net Assets at December 31, 2016	$872,864	$50,948

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$17,510	$(447)
Net realized gain/(loss) from sale of investments	2,531	546
Reinvested realized gain distributions	—	3,390
Net change in unrealized appreciation/(depreciation) of investments	5,548	8,193

Net increase/(decrease) resulting from operations	25,589	11,682

2017 Contract Transactions
Contract purchase payments	13,716	—
Transfers between investment divisions, net	59,026	—
Transfers on account of death	(222)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(177,942)	(140)
Contract fees	(404)	(40)
Transfers–rider fees and other	(1,314)	(26)

Net increase/(decrease) from contract transactions	(107,140)	(206)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(81,551)	11,476
Net Assets at December 31, 2016	872,864	50,948

Net Assets at December 31, 2017	$791,313	$62,424

See notes to financial statements.

B-24

Investment Options
MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class

$(5,591)	$(2,725)	$(4,541)	$9,615	$57,559
77,849	44,670	(23,289)	(89,818)	136,417
26,323	29,802	17,200	—	141,373
(96,641)	(52,990)	32,499	116,982	(12,456)

1,940	18,757	21,869	36,779	322,893

662	195	3,876	2,895	16,642
(46,919)	(37,757)	(38,896)	(644,299)	403,816
—	(105,549)	—	—	—
(95,717)	(17,953)	(52,016)	(65,824)	(520,013)
(275)	(116)	(178)	(215)	(1,455)
(367)	(451)	(390)	(788)	(6,858)

(142,616)	(161,631)	(87,604)	(708,231)	(107,868)

—	—	—	—	—

(140,676)	(142,874)	(65,735)	(671,452)	215,025
543,041	422,827	432,207	1,288,488	3,911,871

$402,365	$279,953	$366,472	$617,036	$4,126,896

$(5,467)	$(2,605)	$(5,317)	$18,386	$30,495
48,533	11,565	(5,572)	(3,122)	382,584
15,181	12,897	8,188	—	108,906
46,201	39,296	91,481	11,270	(119,885)

104,448	61,153	88,780	26,534	402,100

210	35,116	14,501	2,895	9,770
(891)	—	515	1,047	(82,496)
—	(21,572)	(10,970)	—	(33,948)
(116,381)	(2,241)	(19,659)	(121,738)	(740,592)
(231)	(69)	(171)	(178)	(1,308)
(439)	(416)	(246)	(815)	(6,719)

(117,732)	10,818	(16,030)	(118,789)	(855,293)

—	—	—	—	—

(13,284)	71,971	72,750	(92,255)	(453,193)
402,365	279,953	366,472	617,036	4,126,896

$389,081	$351,924	$439,222	$524,781	$3,673,703

B-25

THE GUARDIAN SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (December 31, 2017)

NOTE 1 — ORGANIZATION

The Guardian Separate Account Q (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 14, 2002, and commenced operations on July 22, 2002. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the forty-three investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider or a Guaranteed Minimum Death Benefit Rider (GMDB) and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The forty-three investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Growth and Income Fund Series II

Alger Capital Appreciation Portfolio Class S

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Real Estate Investment Portfolio Class B

AB VPS Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund® Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Franklin Rising Dividends VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

MFS® Total Return Bond Series Service Class

MFS® Core Equity Portfolio Service Class

MFS® Growth Series Service Class

MFS® Investors Trust Series Service Class

MFS® New Discovery Series Service Class

MFS® Strategic Income Portfolio Service Class

MFS® Total Return Series Service Class

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets and related liabilities of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit

B-26

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

or guaranteed minimum withdrawal benefit) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2017, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2017, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2017, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $758,083,516.

B-27

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2017, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2017, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 15, 2018, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-28

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2017, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$1,510,273	$11,672,082
Victory S&P 500 Index VIP Series	1,463,433	6,556,495
Victory High Yield VIP Series	1,741,272	2,615,266
Victory INCORE Low Duration Bond VIP Series	206,918	594,947
Victory RS Small Cap Growth Equity VIP Series	91,961	2,301,371
Victory RS International VIP Series	1,371,234	11,919,820
Victory Sophus Emerging Markets VIP Series	74,504	753,402
Victory INCORE Investment Quality Bond VIP Series	17,109,823	23,690,296
Gabelli Capital Asset Fund	365,239	756,316
Value Line Centurion Fund	149	20,365
Value Line Strategic Asset Management Trust	182,225	300,055
Invesco V.I. American Franchise Fund Series II	597,689	2,624,659
Invesco V.I. Value Opportunities Fund Series II	95	19,699
Invesco V.I. Government Securities Fund Series II	46,308	215,946
Invesco V.I. Mid Cap Core Equity Fund Series II	25,819	118,558
Invesco V.I. Core Equity Fund Series II	15,126	6,210
Invesco V.I. Growth and Income Fund Series II	213,804	726,572
Alger Capital Appreciation Portfolio Class S	132,362	542,787
AB VPS Growth and Income Portfolio Class B	91,295	113,846
AB VPS Large Cap Growth Portfolio Class B	37,364	111,427
AB VPS Global Thematic Growth Portfolio Class B	1,840	92,872
AB VPS Real Estate Investment Portfolio Class B	90,838	131,365
AB VPS Value Portfolio Class B	21,863	85,458
Davis Financial Portfolio	110,735	49,121
Davis Real Estate Portfolio	33,050	195,690
Davis Value Portfolio	5,257,330	12,916,463
Fidelity VIP Balanced Portfolio Service Class 2	125,212	383,703
Fidelity VIP Contrafund Portfolio Service Class 2	8,293,390	29,709,070
Fidelity VIP Equity-Income Portfolio Service Class 2	1,174,800	3,366,309
Fidelity VIP Growth Portfolio Service Class 2	90,832	294,960
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	12,000,359	15,158,583
Fidelity VIP Mid Cap Portfolio Service Class 2	4,151,454	14,782,040
Fidelity VIP Government Money Market Portfolio Service Class 2	399,989	1,028,453
Templeton Growth VIP Fund Class 2	45,138	234,398
Franklin Rising Dividends VIP Fund Class 2	1,014,114	3,867,849
Franklin Small Cap Value VIP Fund Class 2	5,563,677	9,468,412
MFS Total Return Bond Series Service Class	100,851	188,377
MFS Core Equity Portfolio Service Class	3,797	1,207
MFS Growth Series Service Class	15,270	121,820
MFS Investors Trust Series Service Class	49,812	27,297
MFS New Discovery Series Service Class	22,586	33,429
MFS Strategic Income Portfolio Service Class	29,721	128,705
MFS Total Return Series Service Class	199,682	920,229

Total	$64,073,233	$158,845,929

B-29

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 (lower where required by state law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through a redemption of units. For the years ended December 31, 2016 and 2017, contract fees amounted to $116,581 and $103,284, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% of the average daily net assets applicable to the Account during the first seven contract years. Thereafter, the charge will be based on an annual rate of 1.00%. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR) with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with any one rider, Pre-Contract Anniversary Enhanced Death Benefit Rider (CAEDB) (issued with applications postmarked before or on 4/23/04), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

e)	Contracts with any two riders, Pre-Contract Anniversary Enhanced Death Benefit Rider (CAEDB), (issued with applications postmarked before or on 4/23/04), Living Benefit Rider (LBR) and/or Earnings Benefit Rider (EBR), or Contracts with Post-CAEDB (issued with applications postmarked after 4/23/04), with an annual rate of .50%;

f)	Contracts with Pre-Contract Anniversary Enhanced Death Benefit Rider (CAEDB), (issued with applications postmarked before or on 4/23/04), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR) or Contracts with Post-CAEDB with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), (issued with applications postmarked after 4/23/04), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB), with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%.

i)	Guaranteed Minimum Death Benefit (GMDB), with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis.

(3)	Additional option benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value.

b)

Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 2.10% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2016 and 2017, these rider fees amounted to $5,891,042 and $5,769,816, respectively, and

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected.

(4)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisory Services, LLC, Massachusetts Financial Services Company, Templeton Global Advisors Limited, and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the first three contract years for both Single Purchase Payment Contracts and Flexible Purchase Payment Contracts. Each payment is subject to a contingent deferred sales charge for three years:

Number of Contract Years Completed	Contingent Deferred Sales Charge Percentage
0	4%
1	4%
2	3%
3	2%
4 and thereafter	0%

There were no contingent deferred sales charges for the years ended December 31, 2016 and 2017.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2017 and 2016, were as follows:

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Victory RS Large Cap Alpha VIP Series	6,123	350,859	(344,736)	639,593	865,947	(226,354)
Victory S&P 500 Index VIP Series	3,656	186,109	(182,453)	319,906	441,251	(121,345)
Victory High Yield VIP Series	36,632	104,550	(67,918)	472,035	601,647	(129,612)
Victory INCORE Low Duration Bond VIP Series	15,759	47,326	(31,567)	55,183	79,235	(24,052)
Victory RS Small Cap Growth Equity VIP Series	397	50,191	(49,794)	115,249	118,597	(3,348)
Victory RS International VIP Series	4,195	463,992	(459,797)	903,941	1,029,297	(125,356)
Victory Sophus Emerging Markets VIP Series	666	19,309	(18,643)	2,889	8,433	(5,544)
Victory INCORE Investment Quality Bond VIP Series	929,857	1,417,970	(488,113)	1,978,941	2,877,850	(898,909)
Gabelli Capital Asset Fund	1,005	24,286	(23,281)	3,374	15,027	(11,653)
Value Line Centurion Fund	48	1,135	(1,087)	15	2,929	(2,914)
Value Line Strategic Asset Management Trust	409	11,483	(11,074)	1,003	11,782	(10,779)
Invesco V.I. American Franchise Fund Series II	88	107,913	(107,825)	17,188	54,042	(36,854)
Invesco V.I. Value Opportunities Fund Series II	1,204	2,033	(829)	17	6,435	(6,418)
Invesco V.I. Government Securities Fund Series II	1,178	14,659	(13,481)	2,375	19,746	(17,371)
Invesco V.I. Mid Cap Core Equity Fund Series II	52	4,046	(3,994)	1,338	6,123	(4,785)
Invesco V.I. Core Equity Fund Series II	156	252	(96)	1,101	628	473
Invesco V.I. Growth and Income Fund Series II	620	24,484	(23,864)	636	12,398	(11,762)
Alger Capital Appreciation Portfolio Class S	144	12,831	(12,687)	367	5,978	(5,611)
AB VPS Growth and Income Portfolio Class B	142	4,346	(4,204)	817	30,412	(29,595)
AB VPS Large Cap Growth Portfolio Class B	54	3,845	(3,791)	218	4,931	(4,713)
AB VPS Global Thematic Growth Portfolio Class B	130	4,822	(4,692)	4,989	7,185	(2,196)
AB VPS Real Estate Investment Portfolio Class B	134	3,514	(3,380)	4,324	6,390	(2,066)
AB VPS Value Portfolio Class B	711	3,758	(3,047)	1,679	8,908	(7,229)
Davis Financial Portfolio	2,451	2,136	315	25,258	14,532	10,726
Davis Real Estate Portfolio	351	10,857	(10,506)	357	17,231	(16,874)
Davis Value Portfolio	4,704	631,111	(626,407)	929,886	1,293,591	(363,705)
Fidelity VIP Balanced Portfolio Service Class 2	953	14,717	(13,764)	3,077	23,770	(20,693)
Fidelity VIP Contrafund Portfolio Service Class 2	5,028	864,872	(859,844)	812,392	1,175,481	(363,089)
Fidelity VIP Equity-Income Portfolio Service Class 2	5,591	116,038	(110,447)	428,552	581,180	(152,628)
Fidelity VIP Growth Portfolio Service Class 2	674	10,209	(9,535)	129	23,777	(23,648)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	646,868	926,161	(279,293)	2,113,646	2,855,353	(741,707)
Fidelity VIP Mid Cap Portfolio Service Class 2	1,510	344,340	(342,830)	827,976	1,000,766	(172,790)
Fidelity VIP Government Money Market Portfolio Service Class 2	26,776	84,278	(57,502)	22,140	161,937	(139,797)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Templeton Growth VIP Fund Class 2	479	10,514	(10,035)	3,176	18,767	(15,591)
Franklin Rising Dividends VIP Fund Class 2	1,451	125,292	(123,841)	1,451	111,883	(110,432)
Franklin Small Cap Value VIP Fund Class 2	991	194,996	(194,005)	368,519	646,371	(277,852)
MFS Total Return Bond Series Service Class	4,516	10,744	(6,228)	794	28,018	(27,224)
MFS Core Equity Portfolio Service Class	—	7	(7)	466	5,636	(5,170)
MFS Growth Series Service Class	6	3,335	(3,329)	22	4,790	(4,768)
MFS Investors Trust Series Service Class	1,400	921	479	10	6,904	(6,894)
MFS New Discovery Series Service Class	537	1,026	(489)	152	3,672	(3,520)
MFS Strategic Income Portfolio Service Class	1,101	7,712	(6,611)	176	42,754	(42,578)
MFS Total Return Series Service Class	475	40,927	(40,452)	35,179	40,570	(5,391)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS Large Cap Alpha VIP Series	2017	1,702,960	$29.41	to	$32.06	$54,309,056	1.20%	to	1.75%	1.01%	16.59%	to	17.25%
	2016	2,047,696	25.23	to	27.35	55,624,119	1.20%	to	1.75%	1.11%	7.12%	to	7.72%
	2015	2,274,050	19.61	to	25.39	56,100,593	1.20%	to	2.05%	1.26%	-4.01%	to	-3.18%
	2014	2,558,782	19.94	to	26.22	63,911,652	1.20%	to	2.30%	1.18%	10.98%	to	12.22%
	2013	3,114,110	17.97	to	23.37	68,697,062	1.20%	to	2.30%	1.21%	35.55%	to	37.05%
Victory S&P 500 Index VIP Series	2017	934,496	$29.22	to	$31.85	$29,106,329	1.20%	to	1.75%	1.71%	19.48%	to	20.15%
	2016	1,116,949	24.46	to	26.51	28,985,900	1.20%	to	1.75%	2.00%	9.79%	to	10.41%
	2015	1,238,294	16.90	to	24.01	28,547,109	1.20%	to	2.05%	1.77%	-1.04%	to	-0.18%
	2014	1,370,168	21.22	to	24.06	31,420,515	1.20%	to	2.20%	1.66%	10.94%	to	12.06%
	2013	1,685,941	19.01	to	21.47	34,077,435	1.20%	to	2.25%	1.75%	29.06%	to	30.43%
Victory High Yield VIP Series	2017	599,336	$21.88	to	$23.84	$14,255,337	1.20%	to	1.75%	5.77%	8.02%	to	8.63%
	2016	667,254	20.25	to	21.95	14,588,738	1.20%	to	1.75%	6.29%	13.42%	to	14.05%
	2015	796,866	13.88	to	19.25	14,512,518	1.20%	to	2.05%	6.33%	-6.53%	to	-5.73%
	2014	831,112	18.00	to	20.41	15,919,753	1.20%	to	2.20%	6.50%	-3.01%	to	-2.03%
	2013	873,013	18.56	to	20.84	17,136,738	1.20%	to	2.20%	6.52%	4.60%	to	5.66%
Victory INCORE Low Duration Bond VIP Series	2017	176,577	$10.95	to	$12.19	$2,136,103	1.20%	to	1.95%	1.29%	-0.33%	to	0.42%
	2016	208,144	10.98	to	12.14	2,510,291	1.20%	to	1.95%	1.29%	0.06%	to	0.82%
	2015	232,196	10.97	to	12.04	2,768,767	1.20%	to	1.95%	1.22%	-1.48%	to	-0.74%
	2014	264,874	10.82	to	12.13	3,166,006	1.20%	to	2.20%	1.58%	-1.28%	to	-0.29%
	2013	294,937	10.96	to	12.16	3,516,178	1.20%	to	2.20%	1.51%	-1.96%	to	-0.96%
Victory RS Small Cap Growth Equity VIP Series	2017	186,638	$45.16	to	$49.22	$9,049,734	1.20%	to	1.75%	0.00%	35.78%	to	36.54%
	2016	236,432	33.26	to	36.05	8,370,823	1.20%	to	1.75%	0.00%	-0.34%	to	0.22%
	2015	239,780	33.37	to	35.97	8,203,642	1.20%	to	1.75%	0.00%	-1.14%	to	-0.59%
	2014	275,817	31.71	to	36.18	9,402,894	1.20%	to	2.25%	0.00%	7.66%	to	8.81%
	2013	309,241	29.46	to	33.26	9,640,566	1.20%	to	2.25%	0.00%	46.78%	to	48.34%

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The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS International VIP Series	2017	2,056,204	$23.99	to	$26.15	$53,258,212	1.20%	to	1.75%	1.89%	23.49%	to	24.18%
	2016	2,516,001	19.43	to	21.06	52,407,860	1.20%	to	1.75%	2.14%	-0.18%	to	0.38%
	2015	2,641,357	14.09	to	20.98	53,557,745	1.20%	to	2.05%	2.02%	-1.22%	to	-0.37%
	2014	2,912,076	18.45	to	21.06	58,256,533	1.20%	to	2.25%	2.07%	-7.42%	to	-6.43%
	2013	3,042,040	19.93	to	22.50	64,423,941	1.20%	to	2.25%	1.37%	17.42%	to	18.67%
Victory Sophus Emerging Markets VIP Series	2017	87,136	$41.25	to	$44.57	$3,573,883	1.20%	to	1.70%	0.83%	40.46%	to	41.17%
	2016	105,779	29.37	to	31.57	3,060,111	1.20%	to	1.70%	0.88%	9.68%	to	10.23%
	2015	111,323	15.91	to	28.64	2,926,655	1.20%	to	2.05%	0.42%	-14.52%	to	-13.79%
	2014	125,115	29.12	to	33.22	3,800,109	1.20%	to	2.25%	0.92%	-5.86%	to	-4.86%
	2013	161,778	30.93	to	34.92	4,930,533	1.20%	to	2.25%	0.23%	-5.63%	to	-4.63%
Victory INCORE Investment Quality Bond VIP Series	2017	7,959,118	$15.20	to	$16.57	$131,234,541	1.20%	to	1.75%	2.29%	2.33%	to	2.90%
	2016	8,447,231	14.86	to	16.10	135,269,123	1.20%	to	1.75%	2.37%	1.72%	to	2.29%
	2015	9,346,140	12.98	to	15.74	143,985,769	1.20%	to	2.05%	2.44%	-1.72%	to	-0.88%
	2014	10,561,293	12.89	to	15.88	161,556,288	1.20%	to	2.30%	2.83%	3.14%	to	4.28%
	2013	11,802,760	12.50	to	15.23	170,942,044	1.20%	to	2.30%	2.75%	-3.88%	to	-2.80%
RS Money Market VIP Series(4)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	471,895	9.12	to	10.08	4,670,443	1.20%	to	2.30%	0.01%	-2.29%	to	-1.20%
	2013	442,858	9.33	to	10.21	4,389,867	1.20%	to	2.30%	0.01%	-2.28%	to	-1.19%
Gabelli Capital Asset Fund	2017	86,864	$32.06	to	$35.79	$2,995,865	1.20%	to	1.95%	0.25%	18.16%	to	19.05%
	2016	110,145	27.13	to	30.07	3,144,656	1.20%	to	1.95%	0.58%	12.03%	to	12.88%
	2015	121,798	24.22	to	26.64	3,088,268	1.20%	to	1.95%	0.43%	-10.57%	to	-9.90%
	2014	138,929	19.25	to	29.56	3,915,764	1.20%	to	2.05%	0.42%	-1.49%	to	-0.64%
	2013	173,288	19.54	to	29.75	4,810,698	1.20%	to	2.05%	0.64%	34.73%	to	35.89%
Value Line Centurion Fund	2017	2,987	$23.49	to	$23.49	$70,174	1.20%	to	1.20%	0.21%	18.28%	to	18.28%
	2016	4,074	18.41	to	19.86	80,359	1.20%	to	1.75%	0.16%	4.99%	to	5.58%
	2015	6,988	17.53	to	18.81	130,968	1.20%	to	1.75%	0.32%	-0.69%	to	-0.13%
	2014	10,392	17.14	to	18.84	186,468	1.20%	to	2.00%	0.23%	7.08%	to	7.95%
	2013	18,524	16.01	to	17.45	287,226	1.20%	to	2.00%	0.57%	28.36%	to	29.40%
Value Line Strategic Asset Management Trust	2017	74,482	$24.70	to	$27.58	$1,996,223	1.20%	to	1.95%	0.55%	14.62%	to	15.48%
	2016	85,556	21.55	to	23.88	1,975,568	1.20%	to	1.95%	0.60%	3.46%	to	4.24%
	2015	96,335	17.03	to	22.91	2,131,925	1.20%	to	2.05%	0.71%	-1.18%	to	-0.33%
	2014	117,898	17.23	to	22.99	2,600,547	1.20%	to	2.05%	0.47%	6.29%	to	7.21%
	2013	144,159	16.21	to	21.44	2,945,035	1.20%	to	2.05%	0.82%	19.15%	to	20.17%
Invesco V.I. American Franchise Fund Series II	2017	236,502	$21.62	to	$23.57	$5,503,569	1.20%	to	1.75%	0.00%	24.81%	to	25.51%
	2016	344,327	17.32	to	18.78	6,403,523	1.20%	to	1.75%	0.00%	0.23%	to	0.79%
	2015	381,181	13.73	to	18.63	7,041,424	1.20%	to	2.05%	0.00%	2.61%	to	3.50%
	2014	437,540	13.38	to	18.00	7,749,732	1.20%	to	2.05%	0.00%	5.96%	to	6.87%
	2013	518,339	12.63	to	16.84	8,462,513	1.20%	to	2.05%	0.24%	36.94%	to	38.12%
Invesco V.I. Value Opportunities Fund Series II	2017	31,150	$19.22	to	$20.76	$645,008	1.20%	to	1.70%	0.02%	15.25%	to	15.82%
	2016	31,979	16.68	to	17.93	570,998	1.20%	to	1.70%	0.07%	15.92%	to	16.51%
	2015	38,397	14.38	to	15.39	588,305	1.20%	to	1.70%	2.20%	-12.17%	to	-11.73%
	2014	45,203	16.26	to	17.43	780,361	1.20%	to	1.75%	1.11%	4.53%	to	5.11%
	2013	56,856	11.75	to	16.58	913,974	1.20%	to	2.05%	1.11%	30.55%	to	31.67%
Invesco V.I. Government Securities Fund Series II	2017	108,550	$12.25	to	$13.35	$1,433,146	1.20%	to	1.75%	1.79%	-0.06%	to	0.50%
	2016	122,031	12.26	to	13.29	1,602,588	1.20%	to	1.75%	1.74%	-0.77%	to	-0.21%
	2015	139,402	11.64	to	13.31	1,836,537	1.20%	to	2.05%	1.82%	-1.98%	to	-1.14%
	2014	178,439	11.88	to	13.47	2,365,669	1.20%	to	2.05%	2.88%	1.76%	to	2.64%
	2013	201,051	11.67	to	13.12	2,579,194	1.20%	to	2.05%	3.15%	-4.84%	to	-4.02%
Invesco V.I. Mid Cap Core Equity Fund Series II	2017	39,391	$25.71	to	$27.78	$1,026,139	1.20%	to	1.70%	0.32%	12.71%	to	13.28%
	2016	43,385	22.81	to	24.52	1,004,775	1.20%	to	1.70%	0.00%	11.24%	to	11.80%
	2015	48,170	14.52	to	21.93	1,001,801	1.20%	to	2.05%	0.10%	-6.23%	to	-5.43%
	2014	59,595	15.49	to	23.19	1,317,326	1.20%	to	2.05%	0.00%	2.04%	to	2.92%
	2013	65,451	15.18	to	22.53	1,401,442	1.20%	to	2.05%	0.47%	25.84%	to	26.93%

B-34

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Core Equity Fund Series II	2017	8,694	$22.10	to	$23.88	$202,697	1.20%	to	1.70%	0.82%	10.97%	to	11.52%
	2016	8,790	19.92	to	21.42	183,895	1.20%	to	1.70%	0.51%	8.15%	to	8.70%
	2015	8,317	18.42	to	19.70	159,962	1.20%	to	1.70%	0.92%	-7.59%	to	-7.13%
	2014	8,497	19.79	to	21.21	175,336	1.20%	to	1.75%	0.73%	5.96%	to	6.55%
	2013	9,516	18.68	to	19.91	184,594	1.20%	to	1.75%	1.24%	26.68%	to	27.39%
Invesco V.I. Growth and Income Fund Series II	2017	93,577	$28.39	to	$30.94	$2,849,676	1.20%	to	1.75%	1.25%	12.04%	to	12.67%
	2016	117,441	25.34	to	27.47	3,128,794	1.20%	to	1.75%	0.89%	17.34%	to	18.00%
	2015	129,203	21.59	to	23.28	2,903,012	1.20%	to	1.75%	2.47%	-5.00%	to	-4.47%
	2014	167,444	16.50	to	24.37	3,924,236	1.20%	to	2.05%	1.40%	7.72%	to	8.65%
	2013	227,966	15.32	to	22.43	4,856,277	1.20%	to	2.05%	1.12%	31.04%	to	32.17%
Alger Capital Appreciation Portfolio Class S	2017	36,161	$41.47	to	$44.80	$1,561,336	1.20%	to	1.70%	0.00%	28.53%	to	29.17%
	2016	48,848	32.26	to	34.69	1,613,596	1.20%	to	1.70%	0.00%	-1.48%	to	-0.98%
	2015	54,459	32.75	to	35.03	1,818,753	1.20%	to	1.70%	0.00%	4.12%	to	4.65%
	2014	57,151	25.58	to	33.48	1,806,057	1.20%	to	2.05%	0.00%	11.13%	to	12.09%
	2013	74,245	23.02	to	29.87	2,054,467	1.20%	to	2.05%	0.10%	32.04%	to	33.18%
AB VPS Growth and Income Portfolio Class B	2017	33,859	$26.97	to	$29.14	$973,575	1.20%	to	1.70%	1.24%	16.59%	to	17.18%
	2016	38,063	17.43	to	24.87	930,539	1.20%	to	1.75%	0.76%	9.13%	to	9.74%
	2015	67,658	21.02	to	22.66	1,516,523	1.20%	to	1.75%	1.16%	-0.35%	to	0.21%
	2014	84,772	15.55	to	22.62	1,862,910	1.20%	to	2.05%	1.09%	7.06%	to	7.98%
	2013	106,289	14.21	to	20.94	2,109,575	1.20%	to	2.30%	0.98%	31.52%	to	32.98%
AB VPS Large Cap Growth Portfolio Class B	2017	20,469	$29.18	to	$31.53	$626,409	1.20%	to	1.70%	0.00%	29.45%	to	30.10%
	2016	24,260	22.54	to	24.24	572,312	1.20%	to	1.70%	0.00%	0.62%	to	1.12%
	2015	28,973	22.41	to	23.97	678,781	1.20%	to	1.70%	0.00%	8.98%	to	9.53%
	2014	29,389	20.42	to	21.88	620,624	1.20%	to	1.75%	0.00%	11.85%	to	12.48%
	2013	28,032	16.25	to	19.46	524,581	1.20%	to	2.05%	0.00%	34.20%	to	35.36%
AB VPS Global Thematic Growth Portfolio Class B	2017	13,044	$19.59	to	$21.17	$273,564	1.20%	to	1.70%	0.24%	33.99%	to	34.67%
	2016	17,736	14.62	to	15.72	276,961	1.20%	to	1.70%	0.00%	-2.56%	to	-2.07%
	2015	19,932	14.89	to	16.05	310,991	1.20%	to	1.75%	0.00%	0.85%	to	1.42%
	2014	20,338	13.00	to	15.83	312,034	1.20%	to	2.05%	0.00%	2.67%	to	3.55%
	2013	17,671	12.66	to	15.29	262,461	1.20%	to	2.05%	0.02%	20.42%	to	21.45%
AB VPS Real Estate Investment Portfolio Class B	2017	31,773	$37.57	to	$40.59	$1,241,308	1.20%	to	1.70%	1.54%	4.57%	to	5.10%
	2016	35,153	35.93	to	38.63	1,290,325	1.20%	to	1.70%	1.44%	5.56%	to	6.10%
	2015	37,219	20.06	to	36.41	1,287,728	1.20%	to	2.05%	1.29%	-1.39%	to	-0.54%
	2014	42,237	20.35	to	36.60	1,468,755	1.20%	to	2.05%	2.66%	22.41%	to	23.46%
	2013	54,519	16.62	to	29.65	1,527,429	1.20%	to	2.05%	1.23%	1.85%	to	2.72%
AB VPS Value Portfolio Class B	2017	30,888	$15.91	to	$22.65	$695,272	1.20%	to	1.50%	1.14%	11.60%	to	11.94%
	2016	33,935	14.26	to	20.24	683,398	1.20%	to	1.50%	1.41%	9.62%	to	9.95%
	2015	41,164	17.07	to	18.40	752,308	1.20%	to	1.75%	1.90%	-8.79%	to	-8.28%
	2014	48,032	18.72	to	20.07	936,151	1.20%	to	1.75%	1.55%	8.84%	to	9.45%
	2013	76,695	12.41	to	18.33	1,298,153	1.20%	to	2.05%	2.13%	33.71%	to	34.86%
Davis Financial Portfolio	2017	32,665	$19.88	to	$20.66	$672,913	1.20%	to	1.50%	0.74%	19.60%	to	19.96%
	2016	32,350	16.62	to	17.22	555,277	1.20%	to	1.50%	0.83%	12.54%	to	12.88%
	2015	21,624	14.37	to	15.25	326,308	1.20%	to	1.75%	0.78%	0.22%	to	0.78%
	2014	37,894	13.92	to	15.14	567,892	1.20%	to	2.05%	0.92%	10.54%	to	11.50%
	2013	60,847	12.60	to	13.57	805,877	1.20%	to	2.05%	0.82%	28.58%	to	29.69%
Davis Real Estate Portfolio	2017	34,037	$18.48	to	$19.20	$648,817	1.20%	to	1.50%	1.18%	6.63%	to	6.95%
	2016	44,543	17.33	to	17.95	794,459	1.20%	to	1.50%	1.66%	8.05%	to	8.38%
	2015	61,417	15.11	to	16.57	1,012,294	1.20%	to	2.05%	1.38%	-0.43%	to	0.43%
	2014	279,404	15.17	to	16.49	4,497,834	1.20%	to	2.05%	1.20%	24.94%	to	26.02%
	2013	314,645	12.14	to	13.09	3,876,365	1.20%	to	2.05%	1.18%	-3.34%	to	-2.50%
Davis Value Portfolio	2017	2,814,948	$19.83	to	$21.29	$59,858,756	1.20%	to	1.75%	0.71%	20.49%	to	21.16%
	2016	3,441,355	16.46	to	17.57	60,378,146	1.20%	to	1.75%	1.23%	9.92%	to	10.54%
	2015	3,805,060	14.50	to	15.90	59,452,768	1.20%	to	2.05%	0.75%	-0.48%	to	0.38%
	2014	4,419,664	14.29	to	15.84	67,872,390	1.20%	to	2.25%	0.91%	3.69%	to	4.79%
	2013	5,058,256	13.78	to	15.11	73,655,685	1.20%	to	2.25%	0.83%	30.44%	to	31.83%

B-35

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Balanced Portfolio Service Class 2	2017	111,580	$24.00	to	$25.93	$2,859,463	1.20%	to	1.70%	1.25%	14.15%	to	14.72%
	2016	125,344	21.03	to	22.61	2,797,832	1.20%	to	1.70%	1.13%	5.16%	to	5.69%
	2015	146,037	16.27	to	21.39	3,082,978	1.20%	to	2.05%	1.25%	-1.69%	to	-0.84%
	2014	179,153	16.55	to	21.57	3,818,636	1.20%	to	2.05%	1.19%	7.77%	to	8.70%
	2013	217,434	15.36	to	19.84	4,242,489	1.20%	to	2.05%	1.45%	16.85%	to	17.85%
Fidelity VIP Contrafund Portfolio Service Class 2	2017	3,578,053	$33.33	to	$36.33	$128,213,375	1.20%	to	1.75%	0.75%	19.46%	to	20.13%
	2016	4,437,897	27.90	to	30.25	131,991,332	1.20%	to	1.75%	0.61%	5.84%	to	6.44%
	2015	4,800,986	18.33	to	28.42	132,488,905	1.20%	to	2.05%	0.77%	-1.63%	to	-0.79%
	2014	5,507,637	18.18	to	28.64	149,774,121	1.20%	to	2.30%	0.69%	9.10%	to	10.32%
	2013	6,644,847	16.67	to	25.96	161,358,975	1.20%	to	2.30%	0.79%	27.96%	to	29.38%
Fidelity VIP Equity-Income Portfolio Service Class 2	2017	766,502	$23.96	to	$26.12	$19,842,357	1.20%	to	1.75%	1.47%	10.68%	to	11.30%
	2016	876,949	21.65	to	23.47	20,367,472	1.20%	to	1.75%	2.08%	15.65%	to	16.30%
	2015	1,029,577	13.98	to	20.18	19,845,277	1.20%	to	2.05%	2.92%	-6.19%	to	-5.39%
	2014	1,113,181	14.91	to	21.33	22,458,539	1.20%	to	2.05%	2.50%	6.27%	to	7.18%
	2013	1,297,064	14.03	to	19.90	24,417,080	1.20%	to	2.05%	2.22%	25.22%	to	26.30%
Fidelity VIP Growth Portfolio Service Class 2	2017	31,693	$29.19	to	$31.54	$985,492	1.20%	to	1.70%	0.09%	32.54%	to	33.20%
	2016	41,228	22.02	to	23.68	966,514	1.20%	to	1.70%	0.00%	-1.16%	to	-0.66%
	2015	64,876	22.11	to	23.84	1,534,771	1.20%	to	1.75%	0.03%	5.04%	to	5.62%
	2014	77,332	17.57	to	22.57	1,727,815	1.20%	to	2.05%	0.00%	8.75%	to	9.68%
	2013	83,206	16.16	to	20.58	1,682,509	1.20%	to	2.05%	0.06%	33.23%	to	34.37%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2017	5,329,968	$14.72	to	$16.04	$85,241,975	1.20%	to	1.75%	2.17%	2.18%	to	2.75%
	2016	5,609,261	14.40	to	15.61	87,232,467	1.20%	to	1.75%	2.18%	2.65%	to	3.22%
	2015	6,350,968	12.37	to	15.13	93,058,152	1.20%	to	2.05%	2.34%	-2.87%	to	-2.04%
	2014	7,167,115	13.62	to	15.44	105,523,641	1.20%	to	2.20%	1.96%	3.31%	to	4.35%
	2013	7,670,198	13.11	to	14.80	107,304,742	1.20%	to	2.25%	2.28%	-4.26%	to	-3.24%
Fidelity VIP Mid Cap Portfolio Service Class 2	2017	1,612,360	$42.20	to	$46.00	$72,873,525	1.20%	to	1.75%	0.48%	18.43%	to	19.09%
	2016	1,955,190	35.63	to	38.62	73,682,595	1.20%	to	1.75%	0.31%	9.96%	to	10.58%
	2015	2,127,980	19.12	to	34.93	70,209,751	1.20%	to	2.05%	0.25%	-3.64%	to	-2.81%
	2014	2,402,761	31.50	to	35.94	79,926,126	1.20%	to	2.25%	0.02%	3.66%	to	4.76%
	2013	2,725,930	30.38	to	34.30	85,895,977	1.20%	to	2.25%	0.26%	32.83%	to	34.24%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)(5)	2017	245,592	$9.58	to	$9.72	$2,383,609	1.20%	to	1.75%	0.41%	-1.34%	to	-0.79%
	2016	303,094	9.71	to	9.80	2,967,311	1.20%	to	1.75%	0.01%	-1.74%	to	-1.20%
	2015	442,891	9.88	to	9.92	4,388,046	1.20%	to	1.75%	0.01%	-1.21%	to	-0.83%
Templeton Growth VIP Fund Class 2	2017	110,499	$19.25	to	$21.62	$2,224,750	1.20%	to	1.95%	1.62%	16.21%	to	17.08%
	2016	120,534	16.57	to	18.47	2,081,447	1.20%	to	1.95%	2.10%	7.49%	to	8.30%
	2015	136,125	15.41	to	17.05	2,186,004	1.20%	to	1.95%	2.59%	-8.30%	to	-7.61%
	2014	151,058	16.28	to	18.46	2,620,800	1.20%	to	2.20%	1.37%	-4.94%	to	-3.98%
	2013	196,396	17.12	to	19.22	3,559,725	1.20%	to	2.20%	2.65%	27.96%	to	29.25%
Franklin Rising Dividends VIP Fund Class 2	2017	514,266	$27.77	to	$31.19	$15,770,720	1.20%	to	1.95%	1.51%	18.22%	to	19.11%
	2016	638,107	23.49	to	26.19	16,407,427	1.20%	to	1.95%	1.40%	13.79%	to	14.65%
	2015	748,539	20.64	to	22.84	16,797,283	1.20%	to	1.95%	1.41%	-5.51%	to	-4.80%
	2014	869,398	16.75	to	23.99	20,236,496	1.20%	to	2.30%	1.34%	6.24%	to	7.42%
	2013	1,042,880	15.77	to	22.33	21,937,208	1.20%	to	2.30%	1.55%	26.73%	to	28.14%
Franklin Small Cap Value VIP Fund Class 2	2017	1,097,804	$33.89	to	$36.94	$40,144,347	1.20%	to	1.75%	0.52%	8.72%	to	9.33%
	2016	1,291,809	31.17	to	33.79	42,990,153	1.20%	to	1.75%	0.83%	27.91%	to	28.62%
	2015	1,569,661	16.15	to	26.27	39,573,406	1.20%	to	2.05%	0.63%	-9.28%	to	-8.50%
	2014	1,701,587	17.80	to	28.71	45,718,283	1.20%	to	2.05%	0.61%	-1.48%	to	-0.63%
	2013	1,849,145	25.59	to	28.89	49,521,197	1.20%	to	2.25%	1.31%	33.19%	to	34.61%
MFS Total Return Bond Series Service Class	2017	45,899	$15.97	to	$17.26	$786,787	1.20%	to	1.70%	3.20%	2.42%	to	2.94%
	2016	52,127	15.59	to	16.77	868,187	1.20%	to	1.70%	3.07%	2.25%	to	2.76%
	2015	79,351	13.05	to	16.31	1,288,055	1.20%	to	1.75%	3.07%	-2.31%	to	-1.77%
	2014	95,006	12.96	to	16.61	1,563,471	1.20%	to	2.05%	2.67%	3.46%	to	4.35%
	2013	121,390	12.53	to	15.92	1,897,762	1.20%	to	2.05%	1.05%	-3.30%	to	-2.47%

B-36

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Core Equity Portfolio Service Class	2017	2,039	$24.08	to	$31.41	$62,424	1.20%	to	1.50%	0.71%	22.65%	to	23.01%
	2016	2,046	19.64	to	25.54	50,948	1.20%	to	1.50%	0.24%	9.40%	to	9.73%
	2015	7,216	21.59	to	23.27	165,939	1.20%	to	1.75%	0.95%	-2.16%	to	-1.62%
	2014	7,523	17.33	to	23.65	175,716	1.20%	to	2.05%	0.55%	8.71%	to	9.64%
	2013	7,897	15.94	to	21.57	167,800	1.20%	to	2.05%	0.83%	31.49%	to	32.62%
MFS Growth Series Service Class	2017	10,176	$36.76	to	$39.72	$389,081	1.20%	to	1.70%	0.00%	28.87%	to	29.51%
	2016	13,505	28.53	to	30.67	402,365	1.20%	to	1.70%	0.00%	0.45%	to	0.95%
	2015	18,273	28.19	to	30.38	543,041	1.20%	to	1.75%	0.00%	5.43%	to	6.02%
	2014	17,897	20.92	to	28.66	496,664	1.20%	to	2.05%	0.00%	6.47%	to	7.38%
	2013	25,068	19.65	to	26.69	642,070	1.20%	to	2.05%	0.11%	33.71%	to	34.86%
MFS Investors Trust Series Service Class	2017	12,079	$27.93	to	$30.44	$351,924	1.20%	to	1.75%	0.56%	20.88%	to	21.55%
	2016	11,600	23.10	to	25.04	279,953	1.20%	to	1.75%	0.46%	6.42%	to	7.01%
	2015	18,494	21.71	to	23.40	422,827	1.20%	to	1.75%	0.70%	-1.79%	to	-1.24%
	2014	19,134	17.43	to	23.69	440,095	1.20%	to	2.05%	0.75%	8.45%	to	9.38%
	2013	22,896	16.07	to	21.66	481,101	1.20%	to	2.05%	0.93%	29.05%	to	30.16%
MFS New Discovery Series Service Class	2017	12,788	$31.91	to	$34.78	$439,222	1.20%	to	1.75%	0.00%	24.13%	to	24.82%
	2016	13,277	22.55	to	27.87	366,472	1.20%	to	1.50%	0.00%	7.17%	to	7.49%
	2015	16,797	21.04	to	25.93	432,207	1.20%	to	1.50%	0.00%	-3.61%	to	-3.32%
	2014	25,821	25.02	to	26.82	685,861	1.20%	to	1.75%	0.00%	-9.11%	to	-8.60%
	2013	31,912	22.81	to	29.34	921,334	1.20%	to	2.05%	0.00%	38.34%	to	39.53%
MFS Strategic Income Portfolio Service Class	2017	28,144	$17.26	to	$18.65	$520,481	1.20%	to	1.70%	4.42%	4.09%	to	4.62%
	2016	34,755	16.58	to	17.83	612,664	1.20%	to	1.70%	2.68%	6.17%	to	6.70%
	2015	77,333	15.50	to	16.71	1,284,136	1.20%	to	1.75%	5.86%	-3.77%	to	-3.23%
	2014	57,887	15.71	to	17.26	957,677	1.20%	to	1.95%	3.06%	0.99%	to	1.75%
	2013	81,190	15.47	to	16.97	1,278,309	1.20%	to	2.00%	11.25%	-0.76%	to	0.04%
MFS Total Return Series Service Class	2017	170,795	$19.80	to	$22.11	$3,670,128	1.20%	to	1.95%	2.11%	9.86%	to	10.68%
	2016	211,247	18.03	to	19.98	4,122,776	1.20%	to	1.95%	2.71%	6.70%	to	7.51%
	2015	216,638	13.86	to	18.58	3,907,178	1.20%	to	2.05%	2.32%	-2.61%	to	-1.77%
	2014	246,843	14.23	to	18.92	4,503,101	1.20%	to	2.05%	1.66%	6.03%	to	6.94%
	2013	306,844	13.43	to	17.69	5,215,704	1.20%	to	2.05%	1.63%	16.31%	to	17.32%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and is no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)	Portfolio commenced operations May 1, 2015.

B-37

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and Contract Owners of The Guardian Separate Account Q:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options listed in the table below (constituting Guardian Separate Account Q, hereafter collectively referred to as the “Investment Options”) as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Investment Options as of December 31, 2017, and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

RS Partners VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Invesco V.I. American Franchise Fund Series II(1)

Invesco V.I. Value Opportunities Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Mid Cap Core Equity Fund Series II(1)

Invesco V.I. Core Equity Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS Real Estate Investment Portfolio Class B(1)

AB VPS Value Portfolio Class B(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Fidelity VIP Balanced Portfolio Service Class 2(1)

Fidelity VIP Contrafund Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Portfolio Service Class 2(1)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Franklin Rising Dividends VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

MFS Total Return Bond Series Service Class(1)

MFS Core Equity Portfolio Service Class(1)

MFS Growth Series Service Class(1)

MFS Investors Trust Series Service Class(1)

MFS New Discovery Series Service Class(1)

MFS Strategic Income Portfolio Service Class(1)

MFS Total Return Series Service Class(1)

(1)	Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for each of the two years in the period ended December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the Investment Options’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

B-38

The Guardian Separate Account Q

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying fund companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 15, 2018

We have served as the auditor of one or more investment companies in The Guardian Insurance & Annuity Company, Inc. since 1992.

B-39

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The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2017 and 2016

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2017	2016
Admitted assets
Bonds	$2,920	$2,843
Common stocks	28	101
Mortgage loans	407	314
Policy loans	81	82
Other invested assets	77	45
Cash, cash equivalents and short-term investments	112	126
Receivable for securities	8	7

Total invested assets	3,633	3,518

Due and accrued investment income	32	31
Net deferred tax asset	41	34
Income tax receivable	2	10
Other assets	20	19
Separate accounts assets	13,632	13,171

Total admitted assets	$17,360	$16,783

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,570	$3,378
Intercompany borrowed funds	—	148
Asset valuation reserve	38	29
Due to parent and affiliates	8	12
Payable for securities	6	17
Other liabilities	36	46
Transfers from separate account due or accrued	(237)	(275)
Separate accounts liabilities	13,629	13,168

Total liabilities	17,050	16,523

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	532	482
Unassigned deficit	(224)	(224)

Total capital and surplus	310	260

Total liabilities, capital and surplus	$17,360	$16,783

See notes to statutory basis financial statements.

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2017	2016
Revenues
Premiums and annuity considerations
Direct	$754	$1,342
Ceded	(304)	(2,305)

Net premiums and annuity considerations	450	(963)
Reserve adjustments on reinsurance ceded	(12)	1,947
Net investment income	122	113
Service fees	339	321
Commissions and expense allowances on reinsurance ceded and other income	(392)	(14)

Total revenues	507	1,404

Benefits and expenses
Policyholder benefits	1,065	1,342
Net transfers (from) to separate accounts	(1,017)	(229)
General insurance expenses	84	104
Commissions and other expenses	261	120

Total benefits and expenses	393	1,337

Gain from operations before federal income taxes and realized capital losses from investments	114	67
Federal income tax benefit	43	37

Gain from operations, net of federal income taxes and before net realized capital losses	157	104
Net realized capital losses, net of tax and transfers to IMR	(131)	(244)

Net gain (loss)	$26	$(140)

See notes to statutory basis financial statements.

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2017	2016

Beginning of year balance	$260	$260

Adjustments to surplus
Net gain (loss)	26	(140)
Change in net unrealized capital (loss) gains, net of tax	(7)	2
Change in non-admitted assets	45	(9)
Change in net deferred taxes	(45)	31
Change in asset valuation reserve	(9)	(8)
Additional paid-in capital and contributed surplus	50	100
(Loss) gain in surplus as a result of reinsurance, net of tax	(10)	30
Prior year correction	—	(6)

Net adjustments to surplus	50	—

End of year balance	$310	$260

See notes to statutory basis financial statements.

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2017	2016
Cash flows from operating activities
Net premiums and annuity considerations	$733	$1,212
Investment income received	129	121
Service fees and other income received	(54)	310
Benefits and loss related payments	(1,511)	(1,251)
Net transfers from separate accounts	1,055	240
Commissions, expenses and taxes paid	(168)	(223)
Federal income taxes recovered	36	29
Other	(12)	23

Net cash provided by operating activities	208	461

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	373	436
Stocks	91	—
Derivatives, brokers and miscellaneous applications	38	27
Mortgage loans	14	8

Proceeds from investments sold or matured	516	471

Cost of investments acquired:
Bonds	463	537
Common stocks	—	100
Mortgage loans	107	94
Other invested assets	30	6
Derivatives, brokers and miscellaneous applications	205	250

Cost of investments acquired	805	987

Net decrease in policy loans, net of repayments	(1)	(39)

Net cash used in investing activities	(288)	(477)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	100
Intercompany borrowed funds	(148)	43
Net deposits on deposit-type contracts and other insurance liabilities	164	(33)

Net cash provided by financing and miscellaneous activities	66	110

Net increase in cash, cash equivalents and short-term investments	(14)	94
Cash, cash equivalents and short-term investments, beginning of year	126	32

Cash, cash equivalents and short-term investments, end of year	$112	$126

See notes to statutory basis financial statements.

B-45

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products. PAS has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance (See Note 7). In addition, GIAC entered into a transition services agreement, where Buyer will reimburse GIAC for certain accounting, IT, and other administrative services to the Buyer.

On July 29, 2016, Guardian sold its equity investment in RS Investments Management Co. LLC (“RS Investments”) to Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party. As a result of this sale, each of the RS funds was recognized into a corresponding newly-formed funds within the Victory Capital family of funds. In connection with this sale, RS Investments and RS Funds Distributor (“RSFD”) transferred by novation all of its rights and obligations to Victory Capital.

RS Investments, a majority-owned subsidiary of GIS, served as the investment adviser on the RS Mutual Fund Family until July 29, 2016. Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, served as the sub-adviser to certain RS funds until July 29, 2016. RSFD, a wholly-owned subsidiary of RS Investments, a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, served as the sole distributor of the RS Funds until July 29, 2016.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. The sale of Group 401(k) in-force business has been approved by the Delaware Department of Insurance. There are no deviations between the NAIC and the Department as of December 31, 2017 and 2016. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $21 million and $66 million at December 31, 2017 and 2016, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist of investments in subsidiaries (PAS and HSF) of $34 million and $26 million and private equities of $20 million and $7 million as of December 31, 2017 and 2016, respectively. Other invested assets also include investments in surplus notes of $23 million and $12 million as of December 31, 2017 and 2016, respectively, which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2017 and 2016, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0 million and $0.4 million as of December 31, 2017 and 2016, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

c) Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2017 and 2016, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2017 and 2016, the Company had $562 million and $555 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $31 million and $34 million as of December 31, 2017 and 2016, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis (See Note 1 related to changes in Group 401(k) business).

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $177 million and $216 million and fees receivables of $60 million and $60 million as of December 31, 2017 and 2016., respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Corrections:

During 2016, the Company corrected the 2015 income tax receivable. As such, an adjustment was made to decrease the income tax receivable by $6 million with a charge to surplus. There were no corrections in 2017.

Reclassification

Certain amounts in prior year’s presentation have been reclassified to conform to the current presentation. The reclassification had no effect on previously reported net income or surplus. The investment in surplus notes totaling $12 million have been reclassified from the Bonds to Other Invested Assets on Statutory Basis Balance Sheet for December 31, 2016.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5* NAIC designation as of December 31, 2017 and 2016.

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were twenty securities that were sold, redeemed or disposed of with an aggregate amount of $2 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were two securities that were sold, redeemed or disposed of with $0 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2017 and 2016 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2017		Gains	(Losses)
		(In millions)
U.S. Government	$62	$—	$—	$62
States, Territories and Possessions	2	—	—	2
U.S. Special Revenue	22	2	—	24
Industrial and Miscellaneous	2,832	135	(12)	2,955
Hybrid	2	—	—	2

Total Bonds	$2,920	$137	$(12)	$3,045

Common stocks	$24	$4	$—	$28

Total Common Stock	$24	$4	$—	$28

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2016		Gains	(Losses)
		(In millions)
U.S. Government	$33	$1	$—	$34
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	11	1	—	12
Industrial and Miscellaneous	2,791	65	(33)	2,823
Hybrid	2	—	—	2

Total Bonds	$2,843	$67	$(33)	$2,877

Common stocks	$100	$2	$(1)	$101

Total Common Stock	$100	$2	$(1)	$101

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2017, approximately 2.1% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.9% of the portfolio at December 31, 2017.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2017
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$250	$250
Due after one year through five years	1,117	1,129
Due after five years through ten years	420	444
Due after ten years	968	1,054
Sinking fund bonds, mortgage-backed securities and asset-backed securities	165	168

Total	$2,920	$3,045

The net change in unrealized capital gain included in surplus for the years ended December 31, 2017 and 2016 are summarized as follows:

	2017	2016
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$(15)	$7
Common stocks unaffiliated	3	1
Investments in subsidiaries	1	(3)
Tax effect on unrealized capital gains (losses)	4	(3)

Total change in net unrealized capital gains, net of tax	$(7)	$2

Proceeds from sales, maturities and paydowns of investments in bonds amounted to $368 million and $436 million in 2017 and 2016, respectively. Gross gains of $1.4 million and $3.8 million and gross losses of $6.1 million and $1.2 million were realized on sales of bonds in 2017 and 2016, respectively. These amounts are pre-tax and pre-IMR.

In 2017, proceeds from sales of investments in common stocks amounted to $91 million, gross gains of $15 million and no gross losses were realized on sales of common stocks. There were no proceeds from sales of investments in common stocks in 2016.

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2017	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$51	$—	$2	$—	$53	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	—	—	—	—
Industrial and Miscellaneous	491	(4)	282	(8)	773	(12)

Total Bonds	542	(4)	284	(8)	826	(12)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$542	$(4)	$284	$(8)	$826	$(12)

December 31, 2016	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$4	$—	$—	$—	$4	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	2	—	2	—
Industrial and Miscellaneous	834	(23)	138	(10)	972	(33)

Total Bonds	838	(23)	140	(10)	978	(33)
Common stocks	54	(1)	—	—	54	(1)

Total Temporarily Impaired Securities	$892	$(24)	$140	$(10)	$1,032	$(34)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and thirty one securities in an unrealized loss position for greater than 12 months with a book value of $292 million and a fair value of $284 million as of December 31, 2017. There were one hundred and thirty securities in an unrealized loss position for greater than 12 months with a book value of $150 million and a fair value of $140 million as of December 31, 2016.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2017 and December 31, 2016, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2017 or 2016.

The Company’s $407 million and $314 million of investments in mortgage loans on real estate on December 31, 2017 and December 31, 2016, respectively, consisted of loans on commercial real estate properties. Of these amounts, $400 million and $306 million were mortgage loans in which the Company was a participant at December 31, 2017 and December 31, 2016, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2017 or December 31, 2016.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($128 million or 31.58% and $50 million or 12.26%) at December 31, 2017. The largest concentrations of commercial

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

real estate mortgage loans are for properties located in California and Massachusetts ($103 million or 32.94% and $33 million or 10.40%) at December 31, 2016. The Company estimates the fair value of mortgage loans on real estate to be $413 million and $314 million at December 31, 2017 and December 31, 2016, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.25% and 4.32% originated during 2017. The maximum percentage of any single mortgage loan to the value of the security originated in 2017 was 69.92%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded. There were no mortgage loans with principal or interest payments that were past due for more than thirty days at December 31, 2017 and 2016, respectively.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal.

There were no restructured mortgage loans as of December 31, 2017 or December 31, 2016.

The following table set forth the credit quality indicators as of December 31, 2017 and December 31, 2016, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2017
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$73	$—	$9	$—	$—	$—	$82
50% - 59.99%	111	27	19	2	—	—	159
60% - 69.99%	95	—	25	20	—	—	140
70% - 79.99%	16	8	—	2	—	—	26
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$295	$35	$53	$24	$—	$—	$407

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2016
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$40	$15	$—	$—	$—	$—	$55
50% - 59.99%	79	27	14	5	—	—	125
60% - 69.99%	70	7	20	22	—	—	119
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$199	$54	$34	$27	$—	$—	$314

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2017 and 2016:

December 31, 2017

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$23	$—	$23	n/a	n/a	n/a	$—	no	n/a
HSF	100%	11	—	11	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$34	$—	$34				$—

December 31, 2016

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$16	$—	$16	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$26	$—	$26				$—

There were no dividends received from PAS and HSF in 2017 or 2016.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2017	2016
	(In millions)
Bonds	$107	$102
Mortgage loans	14	10
Policy loans	7	7
Other	3	1

Total gross investment income	131	120
Less: investment expenses	(9)	(7)

Net investment income	$122	$113

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2017	2016
	(In millions)
Bonds	$(4)	$3
Investments in affiliated mutual funds	15	—
Derivatives and other	(141)	(244)

Total net realized capital losses	(130)	(241)
Transfer from (to) IMR	3	(2)
Capital gain federal income tax expense	4	1

Net realized capital losses, net of tax and transfers to IMR	$(131)	$(244)

As of December 31, 2017 and 2016, there were no declines in fair value of investments that were considered to be other-than-temporary.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2017 and 2016 were $53 million and $73 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2017
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$563	$—	$—	$4	$34	$—
Equity index futures	1,039	—	—	(19)	(175)	—

Total Derivatives	$1,602	$—	$—	$(15)	$(141)	$—

December 31, 2016
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$5	$—	$—	$(3)	$(33)	$—
Equity index futures	1	—	—	10	(211)	—

Total Derivatives	$6	$—	$—	$7	$(244)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $60 million and $78 million at December 31, 2017 and 2016, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million in 2017 and 2016 and pledged as collateral for futures trading of $56 million and $74 million in 2017 and 2016, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.35% and 0.47% of the Company’s total admitted assets at December 31, 2017 and 2016, respectively. There were no non-admitted restricted assets in 2017 and 2016.

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2017 and 2016.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include common stock that is not actively traded, certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2017 and 2016, none of the Separate Account investments are considered to be Level 3.

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2017 and 2016:

December 31, 2017	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$28	$—	$28	$28
Separate accounts assets	12,402	1,230	—	13,632	13,632

Total Assets at Fair Value	$12,402	$1,258	$—	$13,660	$13,660

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$101	$—	$101	$101
Separate accounts assets	11,839	1,332	—	13,171	13,171

Total Assets at Fair Value	$11,839	$1,433	$—	$13,272	$13,272

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2017 and 2016.

	2017		2016
	NAIC Bonds	Total	NAIC Bonds	Total
(In millions)
Fair Value, beginning of period	$—	$—	$1	$1
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—	—
Included in surplus	—	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—	—
Sales	—	—	(1)	(1)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Fair Value, end of period	$—	$—	$—	$—

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2017 and 2016, there were no securities transferred into and out of Level 3. Transfers in and out of level 3 are determined by the observable/unobservable inputs used in pricing the securities.

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2017 and 2016 were as follows:

2017
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2016
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

The Guardian Life Insurance Company of America,

Park Avenue Life Insurance Company,

Sentinel American Life Insurance Company,

Family Service Life Insurance Company,

Managed Dental Care of California,

Managed DentalGuard of Texas,

Managed DentalGuard of New Jersey,

Innovative Underwriters Inc.,

Berkshire Life Insurance Company of America,

First Commonwealth, Inc., and its subsidiaries,

Reed Group Ltd,

GIS Canada Holdings Corp,

Guardian Abbey LLC,

STX Healthcare Management Services, Inc., and

Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Tax Cuts and Jobs Act (“the Act”) was enacted into law on December 22, 2017. Effective January 1, 2018, the Act reduces the corporate tax rate to 21%. The Act also included several provisions that impact life insurance companies, including the elimination of the net operating loss carryback and changing the calculation of life insurance tax reserves.

The Company included reasonable estimates for certain effects of the Act and recorded provisional amounts as of December 31, 2017. The Company recorded provisional amounts for tax reserves which resulted in an increase in both deferred tax assets and deferred tax liabilities of $28 million. There was no impact to unassigned surplus as a result of the Act. The Company is currently evaluating these provisional amounts and expects to be complete within one year of the enactment date of the Act. Future changes to these provisional amounts, if any, will be recognized as a change in accounting estimate as the necessary information to update the provisional amounts becomes available.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2017
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$125	$—	$125
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	125	—	125
Deferred Tax Assets Nonadmitted	16	—	16

Subtotal Net Admitted Deferred Tax Asset	109	—	109
Deferred Tax Liabilities (DTLs)	67	1	68

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$42	$(1)	$41

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$121	$—	$121
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	121	—	121
Deferred Tax Assets Nonadmitted	64	—	64

Subtotal Net Admitted Deferred Tax Asset	57	—	57
Deferred Tax Liabilities	19	4	23

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$38	$(4)	$34

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	Change
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$4	$—	$4
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	4	—	4
Deferred Tax Assets Nonadmitted	(48)	—	(48)

Subtotal Net Admitted Deferred Tax Asset	52	—	52
Deferred Tax Liabilities	48	(3)	45

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$4	$3	$7

As a result of the new tax law and rate, gross DTAs and DTLs were reduced by $84 million and $46 million, respectively.

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2017 and 2016.

Description	December 31, 2017
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	41	—	41
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	67	—	67
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	41
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	68	—	68

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$109	$—	$109

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	34	—	34
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	39	—	39
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	34
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	23	—	23

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$57	$—	$57

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	7	—	7
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	28	—	28
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	7
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	45	—	45

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$52	$—	$52

	2017	2016
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	564%	613%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$308	$256

Impact of Tax Planning Strategies

Description	December 31, 2017
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$125	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	32%	0%
(3) Net Admitted Adjusted Gross DTAs	109	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	37%	0%

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2016
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$121	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	28%	0%
(3) Net Admitted Adjusted Gross DTAs	57	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$4	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	4%	0%
(3) Net Admitted Adjusted Gross DTAs	52	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-23%	0%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes [ ] No [X]

All DTL were recognized as of December 31, 2017 and 2016.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2017 and 2016:

Description	2017	2016
	(In millions)
Federal income tax benefit on operating loss	$(9)	$(43)
Prior year underaccrual (overaccrual)	(22)	1
Contingent tax	(11)	6
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(43)	(37)
Current federal capital gains income tax expense	4	1

Total current federal income tax benefit	$(39)	$(36)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 were as follows:

Description	2017	2016	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$72	$88	$(16)
GMWB Hedge	38	—	38
Policy acquisition costs	9	17	(8)
Ceding commission—Group 401(k)	6	16	(10)

Gross ordinary DTAs—(admitted and nonadmitted)	$125	$121	$4

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	16	64	(48)

Admitted ordinary DTAs	$109	$57	$52

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2017	2016	Change
	(In millions)
Capital:
Impaired securities	$—	$—	$—

Gross capital DTAs—(admitted and nonadmitted)	$—	$—	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	—	—	—

Total admitted DTAs	$109	$57	$52

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$2	$(1)
Reserves Transition Adjustment (8 Year)	28	—	28
Reserves 10 Year Spread	2	1	1
Section 481(a) adjustment	29	—	29
Ceding commission—Group 401(k)	6	16	(10)
Other	1	—	1

Total Ordinary DTLs	$67	$19	$48

Capital:
Unrealized capital gains	1	4	(3)

Capital DTL	1	4	(3)

Total DTL	$68	$23	$45

Net admitted DTAs	$41	$34	$7

The change in net deferred Federal income taxes is comprised of the following:

	2017	2016	Change
Adjusted gross deferred tax assets	$125	$121	$4
Total deferred tax liabilities	68	23	45

Net deferred tax assets	$57	$98	(41)

Tax effect of unrealized capital gains			(4)

Change in net deferred federal income tax benefit			$(45)

Changes in net deferred income tax, including changes attributable to changes in tax rates and changes in tax status, if any, shall be recognized as a separate component of gains and losses in unassigned funds (Surplus).

Contingent Tax Liabilities:

As of December 31, 2017, the Company had $3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2017 and 2016, the Company recognized approximately $(11) million and $3 million in interest and penalties, respectively. The Company has approximately $0 million and $10 million accrued for payment of interest and penalties as of December 31, 2017 and 2016, respectively.

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2015, the IRS has completed its examinations for tax years 2009 and 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2011 through 2016 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2017	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$41
Net realized capital losses @ 35%	(45)

Provision calculated at statutory rate	$(4)	35%
Ceding commission—Group 401(k)	(3)	26%
Dividends received deduction	(10)	88%
Change in tax rate	38	-333%
Contingent taxes	(11)	96%
Other	(4)	35%

Total	$6	-53%

Total current federal income tax benefit	$(39)	341%
Change in net deferred federal income taxes benefit	45	-394%

Total statutory income tax benefit	$6	-53%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2017, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2017	$—	$4	$4
2016	—	1	1
2015	—	1	1

Total	$—	$6	$6

As of December 31, 2017, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $3,441 million and $3,477 million at December 31, 2017 and 2016, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized a gain of $29 million, before tax and a reinsurance gain of $50 million, before tax was deferred. The initial $32 million reinsurance gain, net of tax, was included in “(Loss) gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus and $18 million was included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations as an offset to the Federal Income tax incurred on the reinsurance gain in 2016. The $32 million, net of tax, reinsurance gain will be amortized into earnings as the earnings on 401(k) emerge in the future. When the remaining in-force Group 401(k) contracts are novated to Ameritas, any remaining unamortized deferred reinsurance gain in surplus will be recorded through earnings. In 2017 and the last four months of 2016, $10 million and $2 million, net of tax of the initial deferred $32 million were amortized from surplus into earnings as Group 401(k) earnings emerged, respectively, bringing the unamortized deferred reinsurance gain in surplus to $20 million and $30 million at December 31, 2017 and 2016, respectively.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2017			2016
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(29)	$(275)	$(304)	$(31)	$(2,274)	$(2,305)
Reserve adjustments on reinsurance ceded	38	(50)	(12)	3	1,944	1,947
Commissions and expense allowances on reinsurance ceded and other income	(55)	(337)	(392)	(20)	6	(14)

Total Revenues	(46)	(662)	(708)	(48)	(324)	(372)

Policyholder and contract benefits	(39)	(672)	(711)	(40)	(254)	(294)
Increase in aggregate reserves	(10)	24	14	(12)	(105)	(117)

Total expenses	(49)	(648)	(697)	(52)	(359)	(411)

Net gain (loss) on operations from reinsurance ceded	$3	$(14)	$(11)	$4	$35	$39

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In 2017 and 2016, there were Modco reinsurance and remitted bonds of $284 million and $0 million, and $2,175 million and $2 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $105 million and $138 million in 2017 and 2016, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $8 million and $12 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2017 and 2016, respectively.

Investments:

On September 1, 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”), of which $91 million was returned to the Company as of December 31, 2017. PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2017, and 2016, approximately $113 million and $46 million or 0.83% or 0.35%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2017 and 2016, the Company received a total of $50 million and $100 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows. The $50 million fund received in 2017 was used to reduce the outstanding borrowed money (intercompany line of credit) with The Guardian.

In 2017, the Company made a $6 million capital contribution to PAS.

Administrative Services Agreement:

The Company had an administrative services agreement with RSFD and RS Investment that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts until July 29, 2016. Effective July 29, 2016, these service agreements were terminated as a result of sale of the RS Investment. For the year ended December 31, 2016, such fee income amounted to $2 million, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $350 million to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2017 and 2016, the amount of drawings on the line of credit amounted to $0 million and $148 million, respectively, are included in “Intercompany borrowed

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

funds” in the Statutory Basis Balance Sheets. In the fourth quarter of 2017, the Company used approximately $91 million return of seed money from VIP Trust and the $50 million capital contribution to paydown the line of credit balances. Interest expense and commitment fees of $3.2 million and $2.5 million in 2017 and 2016, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $21 thousand and $180 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2017 and 2016, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2017 and 2016, the amount of drawings on the line of credit amounted to $23 million and $13 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $672 thousand and $257 thousand in 2017 and 2016, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2017 and 2016, the Company paid commissions to PAS which amounted to $28 million and $41 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2017, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2017 and 2016, the Company’s separate accounts statement included legally insulated assets of $13,632 million and $13,171 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2017 and 2016. Fees and expenses due or accrued to the Company’s general account were $237 million and $275 million as of December 31, 2017 and 2016, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $269 million and $254 million for the years ended December 31, 2017 and 2016, respectively.

The general account of the Company paid $0 million and $0.1 million towards separate accounts guarantees for the years ended December 31, 2017 and 2016, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2017 and 2016 were as follows:

December 31, 2017	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$571	$571

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$13,348	$13,348
Market value/not subject to discretionary withdrawals	—	44	44

Total reserves for separate accounts	—	13,392	13,392

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	177	177

Separate accounts liabilities	$—	$13,629	$13,629

December 31, 2016	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,070	$1,070

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	12,854	$12,854
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	12,893	12,893

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	215	215

Separate accounts liabilities	$—	$13,168	$13,168

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2017	2016
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	571	1,070
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,875)	(1,572)

Net transfers from separate accounts	(1,304)	(502)

Reconciling Adjustments:
Mortality and expense guarantees—variable	161	150
Administrative fees—variable annuity	112	108
Cost of insurance	14	15

Total adjustments	287	273

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,017)	$(229)

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2017 and 2016 were as follows:

December 31, 2017	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$71	$—	$—	$71	0%
At book value less current surrender charge of 5% or more	13	—	—	13	0%
At fair value	—	9,855	2,956	12,811	80%

Total with adjustment or at market value	84	9,855	2,956	12,895	80%
At book value without adjustment (minimal or no charge or adjustment)	863	—	—	863	5%
Not subjected to discretionary withdrawal	2,302	43	—	2,345	15%

Total gross	3,249	9,898	2,956	16,103	100%

Reinsurance ceded	117	—	—	117

Total net	$3,132	$9,898	$2,956	$15,986

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2016	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$105	$—	$—	$105	1%
At book value less current surrender charge of 5% or more	19	—	—	19	0%
At fair value	—	9,306	3,061	12,367	80%

Total with adjustment or at market value	124	9,306	3,061	12,491	81%
At book value without adjustment (minimal or no charge or adjustment)	997	—	—	997	6%
Not subjected to discretionary withdrawal	1,986	38	—	2,024	13%

Total gross	3,107	9,344	3,061	15,512	100%

Reinsurance ceded	142	—	—	142

Total net	$2,965	$9,344	$3,061	$15,370

NOTE 11— COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $87 million and $78 million in 2017 and 2016, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2017, the maximum amount of dividends the Company could pay The Guardian in 2018 without prior approval from the state insurance regulatory authorities was $114 million.

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net loss:

	2017	2016
	(In millions)
Statutory net gain (loss)	$26	$(140)
Adjustments to reconcile to GAAP:
Net gain (loss) of subsidiaries	1	(4)
Change in deferred policy acquisition costs	(21)	28
Future policy benefits	(158)	24
Reinsurance	1	(21)
Federal income tax benefit	40	29
Unrealized (gain) loss on investments	(25)	2
Transfer to interest maintenance reserve	(3)	2
Amortization of interest maintenance reserve	—	(1)

Consolidated GAAP net loss	$(139)	$(81)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2017	2016
	(In millions)
Statutory capital and surplus	$310	$260
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	591	587
Elimination of asset valuation reserve	38	29
Future policy benefits	(276)	(95)
Establishment of additional deferred federal income taxes	(12)	(4)
Unrealized gains on investments	130	79
Separate account accrued expense allowances	(177)	(216)
Other liabilities	(101)	(71)
Deferred gain in surplus as a result of reinsuance, net of tax	(30)	(46)
Other, net	1	3

Consolidated GAAP stockholder’s equity	$474	$526

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 27, 2018, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2017.

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2017	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$613,254
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	106,533,023
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	13,958,142
Real estate	—
Contract loans	7,016,521
Cash, cash equivalents and short-term investments	1,888,504
Derivative instruments	—
Other invested assets	890,207
Aggregate write-ins for investment income	217,719

Total gross investment income	$131,117,370

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	406,788,121

Total mortgage loans	$406,788,121

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	78,533,801	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2017	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$426,877,689
Over 1 year through 5 years	856,642,428
Over 5 years through 10 years	614,193,934
Over 10 years through 20 years	207,164,441
Over 20 years	951,536,241

Total by Maturity	$3,056,414,733

Bonds by Class—Statement Value
Class 1	$1,745,087,011
Class 2	1,195,798,517
Class 3	93,738,135
Class 4	20,254,668
Class 5	1,536,412
Class 6	—

Total by Class	$3,056,414,743

Total Bonds Publicly Traded	1,550,505,769
Total Bonds Privately Placed	428,819,413
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	28,068,766	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	20,376,085	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	6,567,632	Schedule DB, Part B, Sec. 1
Cash on Deposit	(24,578,575)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	612,734
Credit Life	—
Group Life	19,539
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	20,771	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,139,202
Credit Life	—
Group Life	185,493

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2017	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	133,078,966
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,628,202,690

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	50,765,296

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	164,055,866
Dividend Accumulations—Account Balance	—

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $3,724,608,853.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	AT&T Inc.	Bonds	$25,121,368	0.7%
b.	Citigroup Inc.	Bonds	$23,665,411	0.6%
c.	Abbvie Inc	Bonds	$23,403,777	0.6%
d.	Anheuser-Busch Inbev Fin	Bonds	$22,579,795	0.6%
e.	Park Avenue Securities LLC	Other Invested Asset	$22,507,350	0.6%
f.	Home Depot Inc.	Bonds	$22,343,202	0.6%
g.	Apple Computer Inc.	Bonds	$22,200,152	0.6%
h.	Ace Ina Holdings	Bonds	$21,649,426	0.6%
i.	Enterprise Products Oper	Bonds	$21,394,581	0.6%
j.	McDonald’s Corp.	Bonds	$21,326,754	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,745,087,001	46.9%	P/RP-1	$—	0.0%
NAIC-2	$1,195,798,517	32.1%	P/RP-2	$—	0.0%
NAIC-3	$93,738,135	2.5%	P/RP-3	$—	0.0%
NAIC-4	$20,254,668	0.5%	P/RP-4	$—	0.0%
NAIC-5	$1,536,412	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$352,573,614	9.5%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$326,490,075	8.8%
Countries rated NAIC-2	$21,083,539	0.6%
Countries rated NAIC-3 or below	$5,000,000	0.1%

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$212,240,573	3.3%
Country: Netherlands	$54,295,306	1.5%
Countries rated NAIC-2:
Country: Mexico	$21,083,539	0.6%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$2,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca	1FE,2FE	$20,429,291	0.5%
2.	Shell International Fin	1FE	$15,024,914	0.4%
3.	BP Capital Markets PLC	1FE	$14,592,278	0.4%
4.	Siemens Financieringsmat	1FE	$12,724,279	0.3%
5.	Johnson Controls	2FE	$10,786,479	0.3%
6.	Actavis Funding SCS	2FE	$10,031,263	0.3%
7.	Deutsche Bank AG	2FE	$10,022,788	0.3%
8.	Swedbank AB	1FE	$10,011,402	0.3%
9.	Reckitt Benckiser Tsy	1FE	$9,990,468	0.3%
10.	Vodafone Grp	2FE	$9,479,737	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes {X}    No  {  }

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

	Amount	Percentage
Total admitted assets held in Canadian investments	$85,196,778	2.3%
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$29,175,000	0.8%
b.	Commercial	$18,500,000	0.5%
c.	Commercial	$15,275,000	0.4%
d.	Commercial	$15,000,000	0.4%
e.	Commercial	$14,518,932	0.4%
f.	Commercial	$13,880,089	0.4%
g.	Commercial	$12,950,000	0.3%
h.	Commercial	$12,125,000	0.3%
i.	Commercial	$10,000,000	0.3%
j.	Commercial	$9,681,135	0.3%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$406,788,123	10.9%	$—	0.0%

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$53,373,750	1.4%	$68,494,200	$58,769,150	$52,545,850
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2017

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$61,863,833	1.70%	$61,863,833	1.70%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	2,144,419	0.06%	2,144,419	0.06%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	21,485,354	0.59%	21,485,354	0.59%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	—	0.00%	—	0.00%
Issued or guaranteed by FNMA and FHLMC	—	0.00%	—	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	96,502	0.00%	96,502	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	121,311,553	3.34%	121,311,553	3.34%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,275,477,749	62.65%	2,275,477,749	62.65%
Unaffiliated non-U.S. securities (including Canada)	437,770,392	12.05%	437,770,392	12.05%
Affiliated securities	—	0.00%	—	0.00%

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2017

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	28,068,766	0.77%	28,068,766	0.77%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	406,788,123	11.20%	406,788,123	11.20%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	81,184,054	2.24%	81,184,054	2.24%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	7,530,990	0.21%	7,530,990	0.21%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	111,686,357	3.08%	111,686,357	3.08%
Other Invested Assets	76,943,628	2.12%	76,943,628	2.12%

Total Invested Assets	$3,632,351,720	100.0%	$3,632,351,720	100.0%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-84

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2017 and 2016, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-85

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 27, 2018

B-86

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account Q:

Statement of Assets and Liabilities as of December 31, 2017

Statement of Operations for the Year Ended December 31, 2017

Statements of Changes in Net Assets for the Years Ended December 31, 2017 and 2016

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2017 and 2016

Statutory Basis Statements of Operations for the Years Ended December 31, 2017 and 2016

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2017 and 2016

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2017 and 2016

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account Q(1)

2	Not Applicable

3

Underwriting and Distribution Contracts:

(a)   Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(3)

(b)   Form of GIAC Selling Agreement(3)

4	Specimen of Variable Annuity Contract(1)

5	Form of Application for Variable Annuity Contract(2)

6

(a)   Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(1)

(b)   Certificate of Amendment (Aug 29, 1986)(1)

(c)   Certificate of Amendment (Dec. 21, 1999)(1)

(d)   By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	Opinion of Counsel(2)

10	Consent of PricewaterhouseCoopers LLP(4)

11	Not Applicable

12	Not Applicable

13	Schedule for Computation of Performance Quotations(1)

14	(a) Power of Attorney executed by Michael Slipowitz(4) (b) Power of Attorney executed by Gordon Dinsmore(4) (c) Power of Attorney executed by Michael N. Ferik(4)

(1)	Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on May 2, 2002 (Registration No. 333-87468).
(2)	Incorporated by reference to the Registration Statement filed on Form N-4 as filed by the Registrant on July 3, 2002 (Registration No. 333-87468).
(3)	Incorporated by reference to the Registration Statement filed on Form N-4 as filed by the Registrant on April 29, 2015 (Registration No. 333-87468).
(4)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of January 5, 2018.

POSITION with GIAC	Name
Director & President	Gordon Dinsmore
Director	Michael N. Ferik
Director, Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director	David Padulo
Managing Director	Robert A. Reale
Managing Director	John Gargana
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Vice President, Corporate Tax	Bruce P. Chapin
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer	Jeff Butscher

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2017. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART [(1)]

As of 12/31/2017

The Guardian Life Insurance Company of America (5) (New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ↳ 06/15/2017
Guardian Distributors, LLC (Delaware LLC) (100% owned) ↳ 10/14/2011
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) ↳ 8/6/1999
Managed Dental Care (California Corp.) (100% owned) ↳ 4/25/1996
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ↳ 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ↳ 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ↳ 1/15/1997
Victory High Yield Fund (6) (Delaware Statutory Trust) (55.94% owned) (2) ↳ 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (59.51% owned) (2) ↳ 11/23/2009
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ↳ 6/8/1970
Park Avenue Securities LLC (Delaware LLC) (100% owned) ↳ 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) ↳ 4/16/2014
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ↳ 3/18/1996
Family Service Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) ↳ 12/19/2001
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ↳08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 6/4/2015
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 2/5/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) ↳ 12/11/15
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) ↳ 8/20//2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ↳12/11/15
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ↳ 10/01/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳11/23/16

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2017 is 10% or greater.
(2) Calculated as of December 31, 2017.
(3) This entity is a successor to Guardian Investor Services Corporation ↳ 1970. See page 7 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc. (Delaware Corp.) (100% owned) ⇘ 8/6/1999
First Commonwealth of Illinois, Inc. (Illinois Corp.) (100% owned) ⇘ 8/6/1999
First Commonwealth Limited Health Services Corporation (Illinois Corp.) (100% owned)
First Commonwealth of Missouri, Inc. (Missouri Corp.) (100% owned) ⇘ 8/6/1999
First Commonwealth Limited Health Service Corporation of Michigan (Michigan Corp.) (100% owned) ⇘ 8/6/1999
First Commonwealth Insurance Company (Illinois Corp.) (100% owned) ⇘ 8/6/1999
Managed DentalGuard, Inc. (Ohio Corp.) (100% owned) ⇘ 8/9/2010
Guardian India Operations Private Limited (India Corp) (99.999% owned) ⇘ 8/1/2014
Premier Group, Inc. (California Corp.) (100% owned) ⇘ 8/1/2014
Premier Access Insurance Company (California Corp.) (100% owned) ⇘ 8/1/2014
Premier Access Administrators (California Corp.) (100% owned) ⇘ 8/1/2014
Blue Hills Dental Plan of Arizona, Inc. (Arizona Corp) (100% owned) ⇘ 8/1/2014
Access Dental Plan of Nevada, Inc. (Nevada Corp.) (100% owned) ⇘ 8/1/2014
Access Dental Plan (California Corp.) (100% owned) ⇘ 8/1/2014
Access Dental Plan of Utah, Inc. (Utah Corp) (100% owned) ⇘ 8/1/2014
Avesis Incorporated (Delaware Corp.) (100% owned) ⇘ 01/29/2016
Avesis Insurance Incorporated (Arizona Corp.) (100% owned) ⇘ 01/29/2016
Avesis Third Party Administrators, Inc. (Arizona Corp.) (100% owned) ⇘ 01/29/2016
Avesis of New York, Inc. (New York Corp.) (100% owned) ⇘ 01/29/2016
Avesis of Washington, D.C., Inc. (Washington, D.C. Corp.) (100% owned) ⇘ 01/29/2016

⇘ The date GLICOA either directly or indirectly acquired control.

Page 3[1]

The Guardian Life Insurance Company of America (New York Mutual Life Insurer) 04/10/1860
Guardian Shores, LLC (Delaware LLC) (100% owned) ↳ 07/12/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned ↳ 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) ↳ 07/12/2011
Hanover Acquisition LLC (Delaware LLC) (100% owned) ↳ 07/20/2004
Guardian Ledges, LLC (Delaware LLC) 100% owned ↳11/04/2008
Guardian Quincy, LLC (Delaware LLC) (100% owned) ↳12/02/2008
Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) ↳10/16/2012
Guardian Piazza D'Oro (Delaware LLC) 100% owned ↳ 09/12/2013
Shores, LLC (Delaware LLC) (50% owned) ↳06/02/2010
Guardian Cliffside LLC* (Delaware LLC) (60% owned) ↳05/04/2010
Airside Business Park LP (Pennsylvania LP) 25% GLIC owned ↳10/28/1998
Guardian Juanita Village, LLC (Delaware LLC) (100% owned) ↳10/16/2012
Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) ↳ 01/20/2012
Hanover Acquisition IV LLC (Delaware LLC) (100% owned) ↳ 05/22/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) ↳ 12/22/2009
Hanover South Barrington LLC (Delaware LLC) (100% owned) ↳03/24/2017
360 S. Acacia Partnership (New York GP) (53% owned) ↳11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) ↳03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) ↳07/23/2011
Broadway Denver LLC* (Delaware LLC) (60% owned) ↳03/26/2012
G-M Joint Venture (Tennessee GP) (90% owned) ↳09/27/1989
Space Center Apartments, LLC (Delaware LLC) (50% owned) ↳11/5/2008
GH Scottsdale I LLC (Delaware LLC) (50% owned) ↳09/05/1997
Guardian /KW Hayward Member, LLC * (Delaware LLC) (60% owned) ↳04/24/2012
Guardian Timber Ridge LLC* (Delaware LLC) (90% owned) ↳12/14/2011
Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) ↳05/14/2003
Guardian Exchange LLC (Delaware LLC) (100% owned) ↳05/05/2016
SpaceSub Apartments, Ltd. (Texas Ltd) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
SpaceSub GP, L.L.C. (Texas LLC) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
B.A. Ventures, LLC (New York LLC) (50% owned) ↳07/02/1997
Guardian Forest Creek LLC* (Delaware LLC) (90% owned) ↳08/23/2012
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) ↳ 01/06/2015
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) ↳ 10/31/2014
Hanover Suwanee Center LLC (Delaware LLC) (100% owned) ↳ 12/28/2015
GH Warner LLC (Delaware LLC) (50% GLIC owned) ↳06/26/1995
Guardian/Abbey, LLC (Delaware LLC) (72% owned) ↳07/23/2007
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
Guardian Mercury, LLC (Delaware LLC) (100% owned) ↳05/12/2009
400 Columbus Avenue LLC (New York LLC) (100% owned) ↳03/01/1995
Berkshire Acquisition LLC (Delaware LLC) (100% owned) ↳ 09/20/2010
Berkshire Acquisition II, LLC (Delaware LLC) (100% owned) ↳ 04/17/2013
The Mercury Homes, LLC (Delaware LLC) (27% owned) ↳04/01/2009

(1) This chart shows subsidiaries holding primarily real estate assets

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

** Investments has not identified exact percentage, but it is greater than 50% and the GLICOA entity is the majority owner.

Page 4

- **Hanover Square Real Estate Management LLC** (Delaware LLC) (100% owned) ↳ 8/202015
  - **901 Hawthorne/250 Spring Lake, LLC** (Delaware LLC) (60% owned) ↳07/27/2006
  - **Guardian Park Potomac LLC** (Delaware LLC) (100% owned) ↳10/3/2013
    - **GFP Residential Holdings, LLC** (Delaware LLC) (50% indirectly owned by Guardian through Guardian Park Potomac LLC) ↳ 7/17/2013
  - **Hanover Square TAP LLC** [(1)] (Delaware LLC) (100% owned) ↳ 10/28/15
  - **Hanover Square LCP LLC** [(2)] (Delaware LLC) (100% owned) ↳ 10/28/15
  - **Willowbrook Center Joint Venture** (IL GP) (90% GLIC owned) ↳02/21/1991
  - **Guardian Parkside Commons LLC** (Delaware LLC) (100% owned) ↳ 2/18/2004
    - **Parkside Commons Apartments LLC** (Delaware LLC) (90% indirectly owned by Guardian through Guardian Parkside Commons LLC) ↳ 4/12/2007

---

(1) See pages 5, 6, 9, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 8 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Deasil Holdings, LLC
(Delaware LLC)
(100% owned)
↳12/18/2014
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
↳5/8/2014
Deasil Manager LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
↳11/25/2014
Deasil Lender LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
↳12/19/2014
Deasil Land Partners LLC
(Delaware LLC)
15.35% indirectly owned by Guardian
(11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC)
↳11/25/2014
Mediterranean Operator LLC *
(Delaware LLC)
(39.61% indirectly owned by Guardian through Deasil Manager LLC)
↳11/24/2014
Bayridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Canyon Crest Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Canyon Ridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Colonnade Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Colony Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Forest Park Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Harborview Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Hidden Hills Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Mediterranean Fee Owner LP *
(Delaware LLP)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/26/2014
Mountain Summit Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Reche Ridge Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Towne Center Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Tuscan Village Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014
Waterstone Magnolia Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
↳11/20/2014

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 7

Guardian Investor Services LLC
(Delaware LLC)
(100% owned)
12/19/2001
GIS Credit Opportunities LLC
(Delaware LLC)
(100% owned)
10/01/2015
GIS Strategic Ventures, LLC
(Delaware LLC)
(100% owned)
06/4/2015
Reed Acquisitions LLC
(Delaware LLC)
(100% owned)
12/11/15
GIS Canada Holdings Corp.
(Delaware Corporation)
(100% owned)
12/11/15
Park Avenue Credit Opportunities LLC
(Delaware LLC)
(100% owned)
11/23/16
Park Avenue Institutional Advisers LLC
(Delaware LLC)
(100% owned)
02/5/2015
Hanover Square Real Estate Management LLC (1)
(Delaware LLC)
(100% owned)
08/202015
Park Avenue Institutional Advisers CLO Ltd 2016-1
(exempted company incorporated with limited liability under the laws of the Cayman Islands)
(100% owned)
11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1
(exempted company incorporated with limited liability under the laws of the Cayman Islands)
(100% owned)
10/28/2016
Reed Group Management LLC
(Connecticut LLC)
(100% owned)
12/31/15
Reed Group, Ltd.
(Colorado Corp.)
(100% owned)
12/31/2012
Reed Group Canada Services ULC
(Canadian Unlimited Liability Company)
(100% owned)
12/16/15
GIS DSO Holdings, LLC
(Delaware LLC)
(100% owned)
08/02/16
Reed Group Claim Services LLC
(New York LLC)
(100% owned)
12/31/15
Access Professional Dental Care, LLC
(Delaware LLC)
(100% owned)
7/17/2014
Access Dental Services, LLC
(Delaware LLC)
(100% owned)
5/16/2014
STX Healthcare Management Services, Inc.
(Delaware Corporation)
(100% owned)
08/24/16
Harbor Discount Plan, LLC
(Texas LLC)
(100% owned)
08/24/16
Vital Smiles, Inc.
(Alabama Corporation)
(100% owned)
08/24/16

(1) See page 4 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 8

Hanover Square LCP LLC
(Delaware LLC)
(100% owned)
↳ 10/28/2015
Guardian LCP Commercial I LLC
(Delaware LLC)
(100% owned)
↳04/11/2012
LEI LCP-GL Commercial, LLC
(Delaware LLC)
(75% owned)
↳ 04/12/2012
Guardian CapCo, LLC
(Delaware LLC)
(100% owned)
↳ 06/16/2010
Lowe Capital Partners, LLC
(Delaware LLC)
(80% owned)
↳ 06/28/2010
Guardian LEIM, LLC
(Delaware LLC.)
(100% owned)
↳ 06/16/2010
Lowe Enterprises Investment Management, LLC
(Delaware LLC)
(50% owned)
↳ 08/19/2010
Guardian LCP Hospitality I LLC
(Delaware LLC)
(100% owned)
↳ 06/01/2011
LEI LCP-GL, LLC
(Delaware LLC)
(75% owned)
↳ 04/25/2011
Guardian LCP Hospitality Finance LLC
(Delaware LLC)
(100% owned)
↳ 03/29/2012
LEI LCP-GL II, LLC
(Delaware LLC)
(73% owned)
↳ 03/21/2011
Guardian LCP2A, LLC
(Delaware LLC)
(100% owned)
↳ 09/26/2014
Lowe Capital Partners 2A, LLC
(Delaware LLC)
(93.33% owned)
↳ 10/17/2014
LCP2A-FA Silk Investor, LLC
(Delaware LLC)
(93.33% owned)
↳ 12/30/2014
FA-LEI Silk Venture, LLC
(Delaware LLC)
(13.99% owned)
↳ 12/30/2014
FA-LEI Silk Factory Associates, LLC
(Delaware LLC)
(13.99% owned)
↳ 09/29/2014
Guardian LEI Co-Investment, LLC
(Delaware LLC)
(100% owned)
↳ 09/20/2016
LEI Co-Investment, LLC
(Delaware LLC)
(80% owned)
↳ 09/15/2016
Guardian LCP2B, LLC
(Delaware LLC)
(100% owned)
↳ 12/16/2014
Lowe Capital Partners 2B, LLC
(Delaware LLC)
(50% owned)
↳ 12/24/2014
Guardian LEI Co-Investment 2, LLC
(Delaware LLC)
(100% owned)
↳ 11/03/2017
LEI Co-Investment 2 LLC
(Delaware LLC)
(100% owned)
↳ 12/14/2017

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
↳ 10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
↳ 09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
↳4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
↳ 08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
↳ 08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
↳ 10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
↳ 10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 8/26/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% GLIC owned)
04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian
(11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC)
07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgetop Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015

The date GLICOA either directly or indirectly acquired control.

Page 11

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
U.S. REIF Paradise Valley Manager, LLC (Delaware LLC) (72% owned) 05/23/2014
U.S. REIF Paradise Valley Venture, LLC (Delaware LLC) (10.8% owned) 05/23/2014
U.S. REIF Paradise Valley California, LLC (Delaware LLC) (10.8% owned) 05/23/2014
Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) 08/07/2014
Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) 08/18/2014
U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) 01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) 01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) 01/24/2014
Benson Road Manager LLC (Delaware LLC) (77.09% owned) 02/06/2014
Benson Road Land Partners LLC (Delaware LLC) (15.41% owned) 02/06/2014
Benson Road Fee Owner LLC (Delaware LLC) (15.41% owned) 02/06/2014
Oasis Manager LLC (Delaware LLC) (74% owned) 07/15/2016
Oasis Land Partners LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
AXIS Manager LLC (Delaware LLC) (75.69% owned) 03/01/2016
AXIS Land Partners LLC (Delaware LLC) (11.35% owned) 03/01/2016
AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) 03/01/2016
Mariner Manager LLC (Delaware LLC) (80% owned) 04/04/2016
Mariner Land Partners LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016

The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2018
Non-Qualified	1,370

Qualified	3,598

Total	4,968

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of PAS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of January 5, 2018.

POSITION with PAS	Name
Manager & President	John Palazzetti
Manager	Christopher Dyrhaug
Manager	Michael N. Ferik
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration
and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Thomas Cahill
Second Vice President, Head of Business Management	Jerry Cassero
Director, Business Technology Services	Raj Jwaleshan
Second Vice President, Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	James Anderson

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

   Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

   None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account Q, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of April, 2018.

The Guardian Separate Account Q
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Roberto C. Ecker Roberto C. Ecker (Principal Financial Officer)	Senior Vice President, Chief Financial Officer

/s/ Gordon Dinsmore* Gordon Dinsmore (Principal Executive Officer)	Director and President

/s/ Michael N. Ferik*	Director
Michael N. Ferik

/s/ Michael Slipowitz* Michael Slipowitz	Director & Senior Vice President & Corporate Chief Actuary

By	/s/ Richard T. Potter, Jr. Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary	Date: April 27, 2018

*	Pursuant to Power of Attorney.

Exhibit Index

Number	Description
10	Consent of Pricewaterhouse Coopers LLP
14(a)	Power of Attorney executed by Michael Slipowitz
14(b)	Power of Attorney executed by Gordon Dinsmore
14(c)	Power of Attorney executed by Michael N. Ferik

C-18